UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019—March 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2020

Vanguard U.S. Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	16

Liquidity Risk Management	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Value Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return	$1,000.00	$740.87	$0.96
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.90	1.11

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.22%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

U.S. Value Fund

Fund Allocation

As of March 31, 2020

Communication Services	8.3%
Consumer Discretionary	5.4
Consumer Staples	10.5
Energy	5.2
Financials	21.7
Health Care	15.2
Industrials	9.3
Information Technology	7.7
Materials	4.0
Real Estate	5.0
Utilities	7.7

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

U.S. Value Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)
Communication Services (8.2%)
	Verizon Communications Inc.	386,687	20,777
	AT&T Inc.	523,836	15,270
	Walt Disney Co.	101,997	9,853
	Comcast Corp. Class A	215,158	7,397
	CenturyLink Inc.	623,664	5,900
*	Discovery Inc. Class A	287,571	5,591
*	Take-Two Interactive Software Inc.	45,180	5,359
*	Liberty Media Corp-Liberty Formula One Class C	130,548	3,555
*	Activision Blizzard Inc.	41,196	2,450
	News Corp. Class A	167,162	1,500
	News Corp. Class B	87,692	788
	New York Times Co. Class A	24,985	767
*	Glu Mobile Inc.	103,530	651
*	MSG Networks Inc.	53,922	550
			80,408
Consumer Discretionary (5.4%)
	Home Depot Inc.	46,169	8,620
	Gentex Corp.	290,292	6,433
	Whirlpool Corp.	57,268	4,914
*	frontdoor Inc.	131,694	4,580
	McDonald’s Corp.	23,374	3,865
	Rent-A-Center Inc.	266,840	3,773
	Target Corp.	33,903	3,152
	Service Corp. International	55,405	2,167
*	Meritage Homes Corp.	50,105	1,829
*	Taylor Morrison Home Corp.	161,756	1,779
*	Adient plc	190,938	1,732
	Expedia Group Inc.	29,403	1,654
	Best Buy Co. Inc.	22,339	1,273
*	Genesco Inc.	86,036	1,148
^	International Game Technology plc	185,196	1,102
*	Rubicon Project Inc.	164,860	915
	PetMed Express Inc.	20,399	587
	Brunswick Corp.	15,731	556
	Las Vegas Sands Corp.	12,474	530
	Papa John’s International Inc.	9,869	527
*	American Axle & Manufacturing Holdings Inc.	145,783	526
*	Laureate Education Inc. Class A	48,099	506
*	M/I Homes Inc.	15,398	255
			52,423
Consumer Staples (10.4%)
	Procter & Gamble Co.	245,577	27,013
	Philip Morris International Inc.	224,644	16,390
	Walmart Inc.	135,016	15,341
	Campbell Soup Co.	158,633	7,323
	Kraft Heinz Co.	293,368	7,258
	Bunge Ltd.	143,599	5,892
*	Edgewell Personal Care Co.	210,591	5,071
	Casey’s General Stores Inc.	31,867	4,222
	Coca-Cola Co.	93,331	4,130
	Molson Coors Beverage Co. Class B	82,674	3,225
*	TreeHouse Foods Inc.	64,581	2,851
	Coty Inc. Class A	401,799	2,073
*	Hain Celestial Group Inc.	27,003	701
	Kimberly-Clark Corp.	5,280	675
			102,165
Energy (5.3%)
	Chevron Corp.	251,073	18,193
	Exxon Mobil Corp.	340,073	12,913
	ConocoPhillips	250,206	7,706
*	Teekay Tankers Ltd. Class A	152,749	3,397
	DHT Holdings Inc.	380,632	2,919
	Valero Energy Corp.	30,714	1,393
*	W&T Offshore Inc.	668,107	1,136
^	Range Resources Corp.	495,673	1,130
	Schlumberger Ltd.	51,195	691

4

U.S. Value Fund

			Market
			Value•
		Shares	($000)
	World Fuel Services Corp.	26,082	657
	Devon Energy Corp.	84,276	582
	National Oilwell Varco Inc.	51,802	509
*	CONSOL Energy Inc.	52,804	195
			51,421
Financials (21.8%)
	JPMorgan Chase & Co.	350,427	31,549
*	Berkshire Hathaway Inc.	157,623	28,818
	Bank of America Corp.	1,008,900	21,419
	Allstate Corp.	101,978	9,355
	Citigroup Inc.	217,792	9,174
	Morgan Stanley	247,537	8,416
	MetLife Inc.	232,985	7,122
	American Express Co.	82,006	7,021
	Capital One Financial Corp.	131,561	6,633
	Wells Fargo & Co.	216,599	6,216
	Regions Financial Corp.	614,456	5,512
	Fifth Third Bancorp	363,719	5,401
	Hanover Insurance Group Inc.	58,020	5,256
	Ameriprise Financial Inc.	48,325	4,952
	Navient Corp.	636,737	4,827
	Synchrony Financial	267,987	4,312
	FNB Corp.	545,487	4,020
*	Athene Holding Ltd. Class A	150,007	3,723
	OFG Bancorp	327,322	3,660
	Erie Indemnity Co. Class A	21,971	3,257
	Popular Inc.	92,006	3,220
	Equitable Holdings Inc.	196,778	2,844
	CNO Financial Group Inc.	217,680	2,697
	Ally Financial Inc.	182,948	2,640
	MGIC Investment Corp.	375,310	2,383
	Unum Group	149,916	2,250
	Progressive Corp.	26,407	1,950
	Universal Insurance Holdings Inc.	104,809	1,878
	Discover Financial Services	50,652	1,807
	PennyMac Financial Services Inc.	77,572	1,715
	Walker & Dunlop Inc.	39,240	1,580
	Interactive Brokers Group Inc.	30,999	1,338
	State Street Corp.	20,795	1,108
	Primerica Inc.	10,922	966
	Zions Bancorp NA	31,323	838
	Lazard Ltd. Class A	33,186	782
	Aflac Inc.	21,462	735
	Hilltop Holdings Inc.	38,120	576
	Artisan Partners Asset Management Inc. Class A	22,143	476
	US Bancorp	11,013	379
			212,805
Health Care (15.2%)
	Johnson & Johnson	238,885	31,325
	Anthem Inc.	48,106	10,922
	Bristol-Myers Squibb Co.	190,788	10,635
	Pfizer Inc.	310,178	10,124
	Abbott Laboratories	112,721	8,895
	Merck & Co. Inc.	108,255	8,329
	Cardinal Health Inc.	172,173	8,254
*	IQVIA Holdings Inc.	64,514	6,958
	HCA Healthcare Inc.	67,342	6,051
	Medtronic plc	60,544	5,460
*	Integer Holdings Corp.	67,080	4,217
	Zimmer Biomet Holdings Inc.	40,634	4,107
*	DaVita Inc.	51,658	3,929
	Danaher Corp.	27,864	3,857
	Cigna Corp.	19,858	3,518
*	Biogen Inc.	10,803	3,418
	McKesson Corp.	23,557	3,186
	Eli Lilly & Co.	18,858	2,616
	Cooper Cos. Inc.	8,397	2,315
*	Syneos Health Inc.	56,081	2,211
*,^	Mallinckrodt plc	900,010	1,782
*	Medpace Holdings Inc.	19,372	1,421
*	AMAG Pharmaceuticals Inc.	212,411	1,313
	Gilead Sciences Inc.	17,104	1,279
*,^	Precigen Inc.	326,484	1,110
*	Spectrum Pharmaceuticals Inc.	279,508	651
	CVS Health Corp.	9,708	576
			148,459
Industrials (9.2%)
	General Electric Co.	1,508,971	11,981
	Honeywell International Inc.	55,400	7,412
	WW Grainger Inc.	27,259	6,774
	Lockheed Martin Corp.	19,777	6,703
	Masco Corp.	177,375	6,132
	Johnson Controls International plc	214,692	5,788
*	FTI Consulting Inc.	44,749	5,360
	Delta Air Lines Inc.	168,565	4,809
	Landstar System Inc.	46,836	4,490
	Jacobs Engineering Group Inc.	48,805	3,869
*	Builders FirstSource Inc.	309,198	3,781
*	GMS Inc.	172,443	2,713

5

U.S. Value Fund

			Market
			Value•
		Shares	($000)
	Expeditors International of Washington Inc.	39,952	2,666
	United Technologies Corp.	20,867	1,968
*	JetBlue Airways Corp.	208,071	1,862
*	BMC Stock Holdings Inc.	90,656	1,607
	Spirit AeroSystems Holdings Inc. Class A	54,150	1,296
	Pentair plc	41,294	1,229
	Caterpillar Inc.	10,044	1,166
*	Foundation Building Materials Inc.	112,651	1,159
	Triumph Group Inc.	132,811	898
	Copa Holdings SA	19,663	891
	Emerson Electric Co.	16,978	809
*	Aerojet Rocketdyne Holdings Inc.	18,507	774
	Macquarie Infrastructure Corp.	28,569	721
*	WESCO International Inc.	31,436	718
	Steelcase Inc. Class A	67,382	665
	Heidrick & Struggles International Inc.	27,371	616
	Universal Forest Products Inc.	15,569	579
*	Echo Global Logistics Inc.	33,460	571
	ArcBest Corp.	26,383	462
			90,469
Information Technology (7.5%)
	Intel Corp.	363,646	19,680
	Booz Allen Hamilton Holding Corp.	115,774	7,947
	Lam Research Corp.	29,407	7,058
*	CACI International Inc. Class A	32,345	6,830
	HP Inc.	386,126	6,703
*	Synaptics Inc.	105,459	6,103
*	Dell Technologies Inc. Class C	123,127	4,870
	Jabil Inc.	97,691	2,401
*	Amkor Technology Inc.	283,325	2,207
	Avnet Inc.	74,531	1,871
	Leidos Holdings Inc.	18,674	1,711
*	Cardtronics plc Class A	66,864	1,399
*	Diebold Nixdorf Inc.	257,001	905
	Microchip Technology Inc.	9,212	625
*	Enphase Energy Inc.	19,310	623
	International Business Machines Corp.	5,517	612
*	eGain Corp.	81,487	597
*	SunPower Corp. Class A	105,029	532
*	SMART Global Holdings Inc.	19,447	473
			73,147
Materials (4.0%)
	Ball Corp.	112,265	7,259
	Reliance Steel & Aluminum Co.	79,099	6,928
*	Element Solutions Inc.	719,200	6,013
	Ecolab Inc.	27,094	4,222
	International Paper Co.	115,361	3,591
	Linde plc	12,212	2,113
*	Allegheny Technologies Inc.	247,135	2,101
	DuPont de Nemours Inc.	52,986	1,807
*	Crown Holdings Inc.	26,414	1,533
	Dow Inc.	45,245	1,323
	Cabot Corp.	48,062	1,255
	Commercial Metals Co.	78,854	1,245
			39,390
Real Estate (5.0%)
	Digital Realty Trust Inc.	43,007	5,974
	Spirit Realty Capital Inc.	173,379	4,534
	Medical Properties Trust Inc.	261,019	4,513
	Sabra Health Care REIT Inc.	401,298	4,382
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	204,411	4,172
	Brixmor Property Group Inc.	393,410	3,737
	Essex Property Trust Inc.	14,777	3,254
	Healthpeak Properties Inc.	130,888	3,122
	Boston Properties Inc.	31,387	2,895
	Iron Mountain Inc.	82,551	1,965
	CoreCivic Inc.	157,730	1,762
	Weyerhaeuser Co.	97,140	1,647
	Omega Healthcare Investors Inc.	55,596	1,476
	Brandywine Realty Trust	116,479	1,225
^	Macerich Co.	174,631	983
	CyrusOne Inc.	13,122	810
	Regency Centers Corp.	20,257	778
	Park Hotels & Resorts Inc.	89,286	706
	Mid-America Apartment Communities Inc.	5,404	557
	Kennedy-Wilson Holdings Inc.	32,576	437
			48,929
Utilities (7.7%)
	Southern Co.	223,752	12,114
	Exelon Corp.	267,423	9,844
	FirstEnergy Corp.	221,832	8,889
	AES Corp.	492,059	6,692
	NRG Energy Inc.	238,553	6,503
	Sempra Energy	47,217	5,335
	Ameren Corp.	64,491	4,697

6

U.S. Value Fund

			Market
			Value•
		Shares	($000)
	NextEra Energy Inc.	14,593	3,511
	Vistra Energy Corp.	214,450	3,423
	Evergy Inc.	51,431	2,831
	Duke Energy Corp.	29,624	2,396
	Clearway Energy Inc. Class C	126,846	2,385
	Entergy Corp.	20,307	1,908
	Clearway Energy Inc. Class A	82,971	1,425
	Hawaiian Electric Industries Inc.	31,520	1,357
	PNM Resources Inc.	29,761	1,131
	IDACORP Inc.	8,128	713
			75,154
Total Common Stocks (Cost $1,084,468)			974,770
Temporary Cash Investments (1.1%)
Money Market Fund (1.0%)
1,2	Vanguard Market Liquidity Fund, 0.943%	99,209	9,909

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Treasury Bill, 1.515%, 4/9/20	500	500
Total Temporary Cash Investments (Cost $10,417)			10,409
Total Investments (100.8%) (Cost $1,094,885)			985,179
Other Assets and Liabilities—Net (-0.8%)[2]			(7,561)
Net Assets (100%)			977,618

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,655,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $6,217,000 was received for securities on loan.
3	Securities with a value of $419,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	36	4,625	86

See accompanying Notes, which are an integral part of the Financial Statements.

7

U.S. Value Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,084,968)	975,270
Affiliated Issuers (Cost $9,917)	9,909
Total Investments in Securities	985,179
Investment in Vanguard	57
Receivables for Investment Securities Sold	1,092
Receivables for Accrued Income	1,611
Receivables for Capital Shares Issued	678
Total Assets	988,617
Liabilities
Due to Custodian	28
Payables for Investment Securities Purchased	1,131
Collateral for Securities on Loan	6,217
Payables for Capital Shares Redeemed	2,851
Payables to Vanguard	729
Variation Margin Payable—Futures Contracts	43
Total Liabilities	10,999
Net Assets	977,618

At March 31, 2020, net assets consisted of:

Paid-in Capital	1,123,446
Total Distributable Earnings (Loss)	(145,828)
Net Assets	977,618

Net Assets
Applicable to 75,540,249 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	977,618
Net Asset Value Per Share	$12.94

See accompanying Notes, which are an integral part of the Financial Statements.

8

U.S. Value Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends	16,645
Interest[1]	45
Securities Lending—Net	250
Total Income	16,940
Expenses
The Vanguard Group—Note B
Investment Advisory Services	566
Management and Administrative	855
Marketing and Distribution	83
Custodian Fees	6
Shareholders’ Reports	17
Trustees’ Fees and Expenses	1
Total Expenses	1,528
Net Investment Income	15,412
Realized Net Gain (Loss)
Investment Securities Sold[1]	(38,769)
Futures Contracts	(983)
Realized Net Gain (Loss)	(39,752)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(313,492)
Futures Contracts	150
Change in Unrealized Appreciation (Depreciation)	(313,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	(337,682)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $41,000, ($5,000), and ($9,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

9

U.S. Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,412	36,380
Realized Net Gain (Loss)	(39,752)	11,842
Change in Unrealized Appreciation (Depreciation)	(313,342)	(106,148)
Net Increase (Decrease) in Net Assets Resulting from Operations	(337,682)	(57,926)
Distributions[1]
Total Distributions	(47,673)	(103,313)
Capital Share Transactions
Issued	124,036	184,404
Issued in Lieu of Cash Distributions	44,434	96,928
Redeemed	(252,876)	(364,718)
Net Increase (Decrease) from Capital Share Transactions	(84,406)	(83,386)
Total Increase (Decrease)	(469,761)	(244,625)
Net Assets
Beginning of Period	1,447,379	1,692,004
End of Period	977,618	1,447,379

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

10

U.S. Value Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.04	$20.03	$19.63	$17.25	$16.48	$16.95
Investment Operations
Net Investment Income	.197[1]	.432[1]	.373[1]	.437[1]	.440	.355
Net Realized and Unrealized Gain (Loss) on Investments	(4.688)	(1.176)	1.563	2.606	1.341	(.543)
Total from Investment Operations	(4.491)	(.744)	1.936	3.043	1.781	(.188)
Distributions
Dividends from Net Investment Income	(.431)	(.389)	(.382)	(.386)	(.358)	(.282)
Distributions from Realized Capital Gains	(.178)	(.857)	(1.154)	(.277)	(.653)	—
Total Distributions	(.609)	(1.246)	(1.536)	(.663)	(1.011)	(.282)
Net Asset Value, End of Period	$12.94	$18.04	$20.03	$19.63	$17.25	$16.48

Total Return[2]	-25.91%	-2.98%	10.22%	17.87%	11.09%	-1.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$978	$1,447	$1,692	$1,675	$1,374	$1,215
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.23%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.43%	1.92%	2.36%	2.63%	2.10%
Portfolio Turnover Rate	23%	61%	75%	95%	76%	66%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

U.S. Value Fund

Notes to Financial Statements

Vanguard U.S. Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

12

U.S. Value Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

13

U.S. Value Fund

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $57,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

14

U.S. Value Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	974,770	—	—	974,770
Temporary Cash Investments	9,909	500	—	10,409
Total	984,679	500	—	985,179
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	43	—	—	43

1 Represents variation margin on the last day of the reporting period.

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,094,885
Gross Unrealized Appreciation	123,719
Gross Unrealized Depreciation	(233,339)
Net Unrealized Appreciation (Depreciation)	(109,620)

E. During the six months ended March 31, 2020, the fund purchased $307,616,000 of investment securities and sold $419,983,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	7,903	10,484
Issued in Lieu of Cash Distributions	2,397	6,009
Redeemed	(14,997)	(20,731)
Net Increase (Decrease) in Shares Outstanding	(4,697)	(4,238)

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard U.S. Value Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

16

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard U.S. Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

18

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1242 052020

Semiannual Report | March 31, 2020

Vanguard Capital Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	16

Liquidity Risk Management	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Capital Value Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return	$1,000.00	$829.03	$1.37
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.50	1.52

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Capital Value Fund

Fund Allocation

As of March 31, 2020

Communication Services	11.8%
Consumer Discretionary	9.5
Consumer Staples	6.4
Energy	3.3
Financials	17.1
Health Care	11.9
Industrials	7.6
Information Technology	15.2
Materials	3.9
Other	0.0
Real Estate	8.9
Utilities	4.4

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Capital Value Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value*
		Shares	($000)
Common Stocks (98.4%)
Communication Services (11.6%)
*	T-Mobile US Inc.	271,395	22,770
	Comcast Corp. Class A	574,536	19,753
	Verizon Communications Inc.	127,778	6,865
*	Electronic Arts Inc.	67,488	6,760
*	Alphabet Inc. Class A	5,420	6,298
*,^	Match Group Inc.	84,900	5,607
	Cinemark Holdings Inc.	270,500	2,756
*	Charter Communications Inc. Class A	2,250	982
			71,791
Consumer Discretionary (9.3%)
	Carter’s Inc.	177,579	11,672
	Expedia Group Inc.	178,019	10,017
*	Dollar Tree Inc.	133,100	9,779
	General Motors Co.	330,857	6,875
	VF Corp.	110,600	5,981
	Las Vegas Sands Corp.	128,700	5,466
	Steven Madden Ltd.	186,300	4,328
	Royal Caribbean Cruises Ltd.	63,300	2,036
*	Norwegian Cruise Line Holdings Ltd.	163,100	1,788
			57,942
Consumer Staples (6.3%)
	Philip Morris
	International Inc.	260,042	18,973
	Keurig Dr Pepper Inc.	360,400	8,747
	Sysco Corp.	128,600	5,868
	Archer-Daniels-Midland Co.	160,900	5,660
			39,248
Energy (3.3%)
^	Canadian Natural Resources Ltd.	437,800	5,932
	Concho Resources Inc.	121,204	5,194
	Diamondback Energy Inc.	120,877	3,167
	Tenaris SA ADR	238,189	2,870
	Halliburton Co.	237,947	1,630
	Cimarex Energy Co.	86,607	1,458
			20,251
Financials (16.8%)
	Raymond James Financial Inc.	207,864	13,137
	MetLife Inc.	373,653	11,423
	Bank of America Corp.	491,095	10,426
	Athene Holding Ltd. Class A	274,128	6,804
	TD Ameritrade Holding Corp.	189,534	6,569
	Citigroup Inc.	154,573	6,511
	Voya Financial Inc.	147,328	5,974
	Charles Schwab Corp.	175,000	5,883
	London Stock Exchange Group plc	64,615	5,780
	CNO Financial Group Inc.	455,081	5,638
	SLM Corp.	737,100	5,300
	Zions Bancorp NA	184,600	4,940
	Unum Group	312,428	4,690
	Bank OZK	245,780	4,105
	Equitable Holdings Inc.	252,800	3,653
	Atlantic Union Bankshares Corp.	159,700	3,497
			104,330
Health Care (11.8%)
	CVS Health Corp.	312,973	18,569
*	Centene Corp.	226,298	13,444
	Bristol-Myers Squibb Co.	110,316	6,149
	Dentsply Sirona Inc.	151,500	5,883
	Eli Lilly & Co.	41,180	5,712
	AstraZeneca plc ADR	111,300	4,971
*	Regeneron Pharmaceuticals Inc.	9,600	4,688
	Anthem Inc.	19,200	4,359
	Medtronic plc	40,900	3,688
	Gilead Sciences Inc.	46,300	3,461
	Koninklijke Philips NV	51,963	2,087
			73,011

4

Capital Value Fund

			Market
			Value•
		Shares	($000)
Industrials (7.5%)
	Westinghouse Air Brake Technologies Corp.	189,901	9,140
	Southwest Airlines Co.	197,211	7,023
*	Uber Technologies Inc.	235,300	6,570
	AO Smith Corp.	161,000	6,087
	Sanwa Holdings Corp.	686,100	5,328
	Pentair plc	112,500	3,348
*	Middleby Corp.	57,993	3,299
	Herman Miller Inc.	141,555	3,142
	Steelcase Inc. Class A	241,155	2,380
	Scorpio Bulkers Inc.	1	—
			46,317
Information Technology (14.9%)
	Intel Corp.	304,897	16,501
	Cisco Systems Inc.	272,000	10,692
*	Lumentum Holdings Inc.	140,000	10,318
	Samsung Electronics Co. Ltd.	224,658	8,735
	Broadcom Inc.	32,982	7,820
	KLA Corp.	53,565	7,700
	Genpact Ltd.	225,547	6,586
*	Micron Technology Inc.	134,500	5,657
	Amdocs Ltd.	102,235	5,620
*	Coherent Inc.	45,058	4,795
*	FleetCor Technologies Inc.	23,000	4,290
	Western Digital Corp.	92,335	3,843
*	Qorvo Inc.	1	—
			92,557
Materials (3.9%)
	Reliance Steel &
	Aluminum Co.	107,440	9,411
	Celanese Corp.	90,585	6,648
	CRH plc	172,053	4,668
^	Nutrien Ltd.	96,200	3,289
			24,016
Other (0.0%)
*,§,1 Allstar Co-Invest LLC
	Private Placement	NA	—

Real Estate (8.7%)
	Americold Realty Trust	349,785	11,907
	VICI Properties Inc.	491,100	8,172
	Digital Realty Trust Inc.	58,700	8,154
	Equinix Inc.	12,335	7,704
	Host Hotels & Resorts Inc.	674,533	7,447
	Prologis Inc.	66,500	5,345
	Columbia Property Trust Inc.	288,739	3,609
	American Tower Corp.	8,516	1,854
			54,192
Utilities (4.3%)
	Exelon Corp.	372,710	13,720
*	Iberdrola SA	714,069	6,984
	Duke Energy Corp.	77,600	6,276
			26,980
Total Common Stocks
(Cost $721,202)			610,635
Temporary Cash Investments (1.9%)
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.943%	83,513	8,341

	Face
	Amount
Repurchase Agreement (0.6%)	($000)
RBS Securities, Inc.
0.010%, 4/1/20 (Dated 3/31/20, Repurchase Value $3,800,000, collateralized by U.S. Treasury Note/Bond 4.250%, 5/15/39, with a value of $3,876,000)	3,800	3,800
Total Temporary Cash Investments
(Cost $12,144)		12,141
Total Investments (100.3%)
(Cost $733,346)		622,776
Other Assets and Liabilities—Net (-0.3%)[3]		(2,143)
Net Assets (100%)		620,633

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,321,000.
§	Security value determined using significant unobservable inputs.
1	Restricted security represents 0.0% of net assets. Shares not applicable for this Private Placement. See Restricted Securities table for additional information.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes investment of cash collateral received for securities on loan.
ADR—American Depositary Receipt.

5

Capital Value Fund

Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
Allstar Co-Invest LLC Private Placement	August 2011	459

See accompanying Notes, which are an integral part of the Financial Statements.

6

Capital Value Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $725,002)	614,435
Affiliated Issuers (Cost $8,344)	8,341
Total Investments in Securities	622,776
Investment in Vanguard	35
Foreign Currency, at Value (Cost $5)	5
Receivables for Investment Securities Sold	16,297
Receivables for Accrued Income	1,653
Receivables for Capital Shares Issued	169
Total Assets	640,935
Liabilities
Due to Custodian	23
Payables for Investment Securities Purchased	10,253
Collateral for Securities on Loan	8,345
Payables to Investment Advisor	133
Payables for Capital Shares Redeemed	474
Payables to Vanguard	1,074
Total Liabilities	20,302
Net Assets	620,633

At March 31, 2020, net assets consisted of:

Paid-in Capital	712,856
Total Distributable Earnings (Loss)	(92,223)
Net Assets	620,633

Net Assets
Applicable to 56,957,688 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	620,633
Net Asset Value Per Share	$10.90

See accompanying Notes, which are an integral part of the Financial Statements.

7

Capital Value Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Dividends[1]	9,779
Interest[2]	71
Securities Lending—Net	19
Total Income	9,869
Expenses
Investment Advisory Fees—Note B
Basic Fee	916
Performance Adjustment	(640)
The Vanguard Group—Note C
Management and Administrative	888
Marketing and Distribution	41
Custodian Fees	3
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	1,215
Expenses Paid Indirectly	(5)
Net Expenses	1,210
Net Investment Income	8,659
Realized Net Gain (Loss)
Investment Securities Sold[2]	18,979
Forward Currency Contracts	176
Foreign Currencies	(7)
Realized Net Gain (Loss)	19,148
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(160,866)
Forward Currency Contracts	(27)
Foreign Currencies	(5)
Change in Unrealized Appreciation (Depreciation)	(160,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	(133,091)

1	Dividends are net of foreign withholding taxes of $107,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, ($2,000), and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Capital Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,659	18,571
Realized Net Gain (Loss)	19,148	11,613
Change in Unrealized Appreciation (Depreciation)	(160,898)	(37,390)
Net Increase (Decrease) in Net Assets Resulting from Operations	(133,091)	(7,206)
Distributions[1]
Total Distributions	(16,910)	(18,899)
Capital Share Transactions
Issued	59,550	72,817
Issued in Lieu of Cash Distributions	15,426	17,308
Redeemed	(101,526)	(140,330)
Net Increase (Decrease) from Capital Share Transactions	(26,550)	(50,205)
Total Increase (Decrease)	(176,551)	(76,310)
Net Assets
Beginning of Period	797,184	873,494
End of Period	620,633	797,184

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Capital Value Fund

Financial Highlights

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.41	$13.79	$12.96	$11.50	$11.45	$15.32
Investment Operations
Net Investment Income	.146[1]	.299[1]	.273[1]	.241[1]	.180	.129[1]
Net Realized and Unrealized Gain (Loss) on Investments	(2.370)	(.377)	.817	1.420	1.060	(2.330)
Total from Investment Operations	(2.224)	(.078)	1.090	1.661	1.240	(2.201)
Distributions
Dividends from Net Investment Income	(.286)	(.302)	(.260)	(.201)	(.144)	(.175)
Distributions from Realized Capital Gains	—	—	—	—	(1.046)	(1.494)
Total Distributions	(.286)	(.302)	(.260)	(.201)	(1.190)	(1.669)
Net Asset Value, End of Period	$10.90	$13.41	$13.79	$12.96	$11.50	$11.45

Total Return[2]	-17.10%	-0.18%	8.48%	14.56%	11.36%	-15.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$621	$797	$873	$903	$933	$1,059
Ratio of Total Expenses to Average Net Assets[3]	0.30%	0.29%	0.29%	0.27%	0.25%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.35%	2.04%	1.97%	1.51%	0.93%
Portfolio Turnover Rate	40%	46%	47%	41%	134%	90%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.16%), (0.17%), (0.17%), (0.19%), (0.20%), and 0.06%.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Capital Value Fund

Notes to Financial Statements

Vanguard Capital Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. In March 2020, the board of trustees approved a plan of reorganization whereby Vanguard Capital Value Fund would be reorganized into Vanguard Windsor™ Fund. The purpose of the reorganization is to consolidate the assets of the Funds and allow Capital Value Fund shareholders to merge into a significantly larger fund with a similar investment objective, similar expenses, and the combined utilization of multiple investment advisors. The reorganization is expected to be completed in July 2020, and we anticipate it will qualify as a tax-free exchange under the Internal Revenue Code of 1986.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency

11

Capital Value Fund

contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended March 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at March 31, 2020.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

12

Capital Value Fund

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

13

Capital Value Fund

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Dow Jones U.S. Total Stock Market Float Adjusted Index for the preceding three years. For the six months ended March 31, 2020, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets before a decrease of $640,000 (0.16%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $35,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2020, these arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

14

Capital Value Fund

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	579,140	31,495	—	610,635
Temporary Cash Investments	8,341	3,800	—	12,141
Total	587,481	35,295	—	622,776

F. As of March 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	733,346
Gross Unrealized Appreciation	46,610
Gross Unrealized Depreciation	(157,180)
Net Unrealized Appreciation (Depreciation)	(110,570)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $4,325,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G.  During the six months ended March 31, 2020, the fund purchased $311,443,000 of investment securities and sold $345,956,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	4,385	5,738
Issued in Lieu of Cash Distributions	1,076	1,520
Redeemed	(7,968)	(11,130)
Net Increase (Decrease) in Shares Outstanding	(2,507)	(3,872)

I. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Capital Value Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor seeks long-term capital appreciation in a diversified portfolio of undervalued stocks across the capitalization spectrum, employing an opportunistic and contrarian investment style. The portfolio manager has the support of Wellington Management’s global industry analysts in conducting the research-intensive approach. Wellington Management has advised the fund since its inception in 2001.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

16

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Capital Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

18

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3282 052020

Semiannual Report | March 31, 2020

Vanguard Short-Term Inflation-Protected Securities Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	18

Liquidity Risk Management	20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Short-Term Inflation-Protected Securities Index Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,002.84	$0.70
ETF Shares	1,000.00	1,003.46	0.25
Admiral™ Shares	1,000.00	1,003.45	0.30
Institutional Shares	1,000.00	1,003.50	0.20
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.30	$0.71
ETF Shares	1,000.00	1,024.75	0.25
Admiral Shares	1,000.00	1,024.70	0.30
Institutional Shares	1,000.00	1,024.80	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.05% for ETF Shares, 0.06% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Short-Term Inflation-Protected Securities Index Fund

Fund Allocation

As of March 31, 2020

Treasury/Agency	100.0%

The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Short-Term Inflation-Protected Securities Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	2,111,678	2,328,018
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,258,206	1,472,513
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,295,358	1,511,367
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	1,668,357	1,780,458
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,583,392	1,793,359
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	1,693,160	1,900,574
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	1,828,707	1,911,032
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	1,632,238	1,812,718
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	1,662,253	1,833,393
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	1,780,207	1,861,590
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,820,755	2,029,365
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,843,063	2,070,477
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,315,926	1,364,718
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,746,344	1,900,258
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,222,752	1,243,481
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,705,370	1,871,351
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	936,234	1,416,633
Total U.S. Government and Agency Obligations (Cost $30,217,676)				30,101,305

			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund (Cost $14,644)	0.943%		146,533	14,636
Total Investments (99.8%) (Cost $30,232,320)				30,115,941
Other Assets and Liabilities—Net (0.2%)				50,092
Net Assets (100%)				30,166,033

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

4

Short-Term Inflation-Protected Securities Index Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,217,676)	30,101,305
Affiliated Issuers (Cost $14,644)	14,636
Total Investments in Securities	30,115,941
Investment in Vanguard	1,537
Receivables for Accrued Income	36,404
Receivables for Capital Shares Issued	30,259
Total Assets	30,184,141
Liabilities
Due to Custodian	74
Payables for Investment Securities Purchased	72
Payables for Capital Shares Redeemed	14,933
Payables to Vanguard	3,029
Total Liabilities	18,108
Net Assets	30,166,033

At March 31, 2020, net assets consisted of:

Paid-in Capital	30,369,112
Total Distributable Earnings (Loss)	(203,079)
Net Assets	30,166,033

Investor Shares—Net Assets
Applicable to 271,953,955 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,655,794
Net Asset Value Per Share—Investor Shares	$24.47

ETF Shares—Net Assets
Applicable to 136,310,362 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,658,764
Net Asset Value Per Share—ETF Shares	$48.85

5

Short-Term Inflation-Protected Securities Index Fund

Statement of Assets and Liabilities (continued)

($000s, except shares and per-share amounts)	Amount
Admiral Shares—Net Assets
Applicable to 289,154,265 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,086,999
Net Asset Value Per Share—Admiral Shares	$24.51

Institutional Shares—Net Assets
Applicable to 398,105,490 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,764,476
Net Asset Value Per Share—Institutional Shares	$24.53

See accompanying Notes, which are an integral part of the Financial Statements.

6

Short-Term Inflation-Protected Securities Index Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Interest[1]	223,458
Total Income	223,458
Expenses
The Vanguard Group—Note B
Investment Advisory Services	517
Management and Administrative—Investor Shares	4,558
Management and Administrative—ETF Shares	1,218
Management and Administrative—Admiral Shares	1,784
Management and Administrative—Institutional Shares	1,680
Marketing and Distribution—Investor Shares	398
Marketing and Distribution—ETF Shares	244
Marketing and Distribution—Admiral Shares	293
Marketing and Distribution—Institutional Shares	221
Custodian Fees	66
Shareholders’ Reports—Investor Shares	55
Shareholders’ Reports—ETF Shares	196
Shareholders’ Reports—Admiral Shares	51
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	8
Total Expenses	11,292
Net Investment Income	212,166
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(24,837)
Futures Contracts	(7,230)
Realized Net Gain (Loss)	(32,067)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(105,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,960

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,225,000, $152,000, and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $5,894,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Short-Term Inflation-Protected Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212,166	586,202
Realized Net Gain (Loss)	(32,067)	(47,302)
Change in Unrealized Appreciation (Depreciation)	(105,139)	432,416
Net Increase (Decrease) in Net Assets Resulting from Operations	74,960	971,316
Distributions[1]
Investor Shares	(50,876)	(129,427)
ETF Shares	(50,954)	(125,996)
Admiral Shares	(53,299)	(137,254)
Institutional Shares	(74,388)	(178,041)
Total Distributions	(229,517)	(570,718)
Capital Share Transactions
Investor Shares	(321,763)	240,591
ETF Shares	(191,788)	1,350,372
Admiral Shares	(210,431)	709,238
Institutional Shares	(154,549)	1,775,121
Net Increase (Decrease) from Capital Share Transactions	(878,531)	4,075,322
Total Increase (Decrease)	(1,033,088)	4,475,920
Net Assets
Beginning of Period	31,199,121	26,723,201
End of Period	30,166,033	31,199,121

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	March 31,		Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.57	$24.23	$24.77	$24.83	$24.23	$24.74
Investment Operations
Net Investment Income	.151[1]	.483[1]	.669[1]	.312[1]	.080[1]	(.131)
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	.324	(.448)	(.237)	.520	(.206)
Total from Investment Operations	.071	.807	.221	.075	.600	(.337)
Distributions
Dividends from Net Investment Income	(.171)	(.467)	(.761)	(.135)	—	(.173)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.171)	(.467)	(.761)	(.135)	—	(.173)
Net Asset Value, End of Period	$24.47	$24.57	$24.23	$24.77	$24.83	$24.23

Total Return[2]	0.28%	3.36%	0.91%	0.31%	2.48%	-1.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,656	$7,014	$6,679	$5,904	$5,088	$4,532
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.16%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.23%	1.98%	2.73%	1.26%	0.42%	(0.53%)
Portfolio Turnover Rate[3]	24%	26%	25%	27%	28%	26%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$49.03	$48.34	$49.41	$49.59	$48.36	$49.38
Investment Operations
Net Investment Income	.328[1]	1.003[1]	1.358[1]	.671[1]	.251[1]	(.210)
Net Realized and Unrealized Gain (Loss)
on Investments	(.157)	.652	(.869)	(.477)	.979	(.415)
Total from Investment Operations	.171	1.655	.489	.194	1.230	(.625)
Distributions
Dividends from Net Investment Income	(.351)	(.965)	(1.559)	(.374)	—	(.395)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.351)	(.965)	(1.559)	(.374)	—	(.395)
Net Asset Value, End of Period	$48.85	$49.03	$48.34	$49.41	$49.59	$48.36

Total Return	0.35%	3.46%	1.01%	0.40%	2.54%	-1.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,659	$6,884	$5,453	$3,881	$2,478	$1,838
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.33%	2.07%	2.81%	1.35%	0.51%	(0.44%)
Portfolio Turnover Rate[2]	24%	26%	25%	27%	28%	26%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.60	$24.25	$24.79	$24.88	$24.27	$24.77
Investment Operations
Net Investment Income	.163[1]	.500[1]	.692[1]	.338[1]	.149[1]	(.105)
Net Realized and Unrealized Gain (Loss)
on Investments	(.077)	.332	(.450)	(.241)	.461	(.197)
Total from Investment Operations	.086	.832	.242	.097	.610	(.302)
Distributions
Dividends from Net Investment Income	(.176)	(.482)	(.782)	(.187)	—	(.198)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.176)	(.482)	(.782)	(.187)	—	(.198)
Net Asset Value, End of Period	$24.51	$24.60	$24.25	$24.79	$24.88	$24.27

Total Return[2]	0.34%	3.46%	1.00%	0.40%	2.51%	-1.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,087	$7,333	$6,525	$5,078	$3,373	$2,126
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.32%	2.06%	2.81%	1.35%	0.51%	(0.44%)
Portfolio Turnover Rate[3]	24%	26%	25%	27%	28%	26%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.62	$24.27	$24.81	$24.90	$24.28	$24.78
Investment Operations
Net Investment Income	.165[1]	.517[1]	.696[1]	.333[1]	.139[1]	(.099)
Net Realized and Unrealized Gain (Loss)
on Investments	(.078)	.319	(.449)	(.225)	.481	(.196)
Total from Investment Operations	.087	.836	.247	.108	.620	(.295)
Distributions
Dividends from Net Investment Income	(.177)	(.486)	(.787)	(.198)	—	(.205)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.177)	(.486)	(.787)	(.198)	—	(.205)
Net Asset Value, End of Period	$24.53	$24.62	$24.27	$24.81	$24.90	$24.28

Total Return	0.35%	3.48%	1.02%	0.44%	2.55%	-1.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,764	$9,967	$8,067	$6,986	$5,500	$3,837
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.34%	2.08%	2.83%	1.37%	0.54%	(0.41%)
Portfolio Turnover Rate[2]	24%	26%	25%	27%	28%	26%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Short-Term Inflation-Protected Securities Index Fund

Notes to Financial Statements

Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2020.

13

Short-Term Inflation-Protected Securities Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

14

Short-Term Inflation-Protected Securities Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,537,000, representing 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	30,101,305	—	30,101,305
Temporary Cash Investments	14,636	—	—	14,636
Total	14,636	30,101,305	—	30,115,941

15

Short-Term Inflation-Protected Securities Index Fund

D. As of March 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	30,232,320
Gross Unrealized Appreciation	127,504
Gross Unrealized Depreciation	(243,883)
Net Unrealized Appreciation (Depreciation)	(116,379)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $146,643,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended March 31, 2020, the fund purchased $8,251,801,000 of investment securities and sold $9,312,485,000 of investment securities, other than temporary cash investments. Purchases and sales include $784,883,000 and $1,096,851,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2020, such purchases and sales were $0 and $1,279,776,000, respectively; this amount is included in the sales of Investment securities noted above.

16

Short-Term Inflation-Protected Securities Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2020		September 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	639,359	25,948	691,395	28,334
Issued in Lieu of Cash Distributions	50,876	2,068	129,344	5,315
Redeemed[1]	(1,011,998)	(41,512)	(580,148)	(23,840)
Net Increase (Decrease)—Investor Shares	(321,763)	(13,496)	240,591	9,809
ETF Shares
Issued	961,651	19,508	2,120,465	43,511
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,153,439)	(23,600)	(770,093)	(15,900)
Net Increase (Decrease)—ETF Shares	(191,788)	(4,092)	1,350,372	27,611
Admiral Shares
Issued[1]	1,221,568	49,494	2,001,963	82,149
Issued in Lieu of Cash Distributions	47,506	1,929	125,948	5,168
Redeemed	(1,479,505)	(60,353)	(1,418,673)	(58,249)
Net Increase (Decrease)—Admiral Shares	(210,431)	(8,930)	709,238	29,068
Institutional Shares
Issued	1,277,921	51,740	2,596,338	106,113
Issued in Lieu of Cash Distributions	72,892	2,957	174,645	7,159
Redeemed	(1,505,362)	(61,459)	(995,862)	(40,784)
Net Increase (Decrease)—Institutional Shares	(154,549)	(6,762)	1,775,121	72,488

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 2,000 and 2,000 shares, respectively, in the amount of $61,000 from the conversion during the six months ended March 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 3,819,000 and 3,815,000 shares, respectively, in the amount of $92,222,000 from the conversion during the year ended September 30, 2019.

At March 31, 2020, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 35% of the fund’s net assets. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Short-Term Inflation-Protected Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2012, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

18

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Short-Term Inflation-Protected Securities Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

20

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q19672 052020

Semiannual Report | March 31, 2020

Vanguard Core Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	52

Liquidity Risk Management	54

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Core Bond Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,032.29	$1.27
Admiral™ Shares	1,000.00	1,033.03	0.51
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.75	$1.26
Admiral Shares	1,000.00	1,024.50	0.51

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.25% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Core Bond Fund

Fund Allocation

As of March 31, 2020

Asset-Backed/Commercial Mortgage-Backed	8.9%
Finance	8.6
Foreign	6.5
Government Mortgage-Backed	31.9
Industrial	17.8
Treasury/Agency	22.7
Utilities	3.3
Other	0.3

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Core Bond Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (54.1%)
U.S. Government Securities (22.6%)
	United States Treasury Note/Bond	1.125%	2/28/22	25,000	25,422
	United States Treasury Note/Bond	0.375%	3/31/22	24,000	24,064
[1]	United States Treasury Note/Bond	1.500%	1/15/23	32,000	33,075
	United States Treasury Note/Bond	1.375%	2/15/23	15,000	15,469
[2]	United States Treasury Note/Bond	0.500%	3/15/23	55,000	55,344
	United States Treasury Note/Bond	1.375%	1/31/25	29,000	30,368
	United States Treasury Note/Bond	1.125%	2/28/27	30,000	31,186
†	United States Treasury Note/Bond	4.500%	2/15/36	19,400	29,551
	United States Treasury Note/Bond	4.500%	5/15/38	1,000	1,566
	United States Treasury Note/Bond	4.375%	11/15/39	5,000	7,846
[3]	United States Treasury Note/Bond	4.375%	5/15/40	6,400	10,086
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	3,211
	United States Treasury Note/Bond	3.375%	5/15/44	4,000	5,616
	United States Treasury Note/Bond	3.125%	8/15/44	12,000	16,399
	United States Treasury Note/Bond	2.875%	8/15/45	1,190	1,576
	United States Treasury Note/Bond	3.000%	2/15/48	6,000	8,249
	United States Treasury Note/Bond	3.125%	5/15/48	5,500	7,729
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	7,367
	United States Treasury Note/Bond	2.250%	8/15/49	5,000	6,050
	United States Treasury Note/Bond	2.375%	11/15/49	11,000	13,709
					333,883
Conventional Mortgage-Backed Securities (28.4%)
¤,4,5	Fannie Mae Pool	2.500%	2/1/28–12/1/49	14,505	15,049
¤,4,5	Fannie Mae Pool	3.000%	4/1/33–3/1/50	50,601	53,337
¤,4,5	Fannie Mae Pool	3.500%	3/1/27–4/1/50	41,373	44,156
¤,1,4,5	Fannie Mae Pool	4.000%	12/1/38–5/1/50	38,203	40,799
¤,4,5	Fannie Mae Pool	4.500%	1/1/41–4/1/50	59,207	63,822
[4,5]	Fannie Mae Pool	5.000%	3/1/38–10/1/49	6,127	6,843
[4,5]	Fannie Mae Pool	5.500%	7/1/30–5/1/44	12,046	13,873
[4,5]	Fannie Mae Pool	6.000%	12/1/28–1/1/41	4,898	5,806
[4,5]	Fannie Mae Pool	6.500%	11/1/31–9/1/36	35	42
[4,5]	Freddie Mac Gold Pool	2.500%	10/1/31	612	639
[4,5]	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	4,147	4,427
[4,5]	Freddie Mac Gold Pool	3.500%	3/1/45–3/1/49	4,451	4,786
[4,5]	Freddie Mac Gold Pool	4.000%	8/1/45–5/1/49	4,685	5,010
[4,5]	Freddie Mac Gold Pool	4.500%	9/1/41–2/1/49	5,404	5,797
[4,5]	Freddie Mac Gold Pool	5.500%	3/1/29–5/1/40	721	805
[4,5]	Freddie Mac Gold Pool	6.000%	7/1/28–10/1/36	190	219
[4,5]	Freddie Mac Gold Pool	6.500%	9/1/39	297	344

4

Core Bond Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,5]	Freddie Mac Gold Pool	7.500%	5/1/38	149	175
[4,5]	Freddie Mac Pool	3.500%	12/1/49	207	214
[4,5]	Freddie Mac Pool	4.000%	9/1/49–11/1/49	2,207	2,289
[4]	Ginnie Mae I Pool	3.000%	4/15/45	366	394
[4]	Ginnie Mae I Pool	3.500%	6/15/47	1,291	1,382
[4]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	142	150
[4]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,051	1,180
[4]	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	2,214	2,519
[4]	Ginnie Mae I Pool	6.000%	7/15/37	40	46
¤,4	Ginnie Mae II Pool	2.500%	4/1/50	5,500	5,747
¤,4	Ginnie Mae II Pool	3.000%	5/20/43–4/1/50	27,799	29,230
¤,4	Ginnie Mae II Pool	3.500%	4/20/43–4/1/50	21,684	23,110
[4]	Ginnie Mae II Pool	4.000%	11/20/42–12/20/49	14,588	15,443
¤,4	Ginnie Mae II Pool	4.500%	11/20/44–4/1/50	15,960	16,836
¤,4	Ginnie Mae II Pool	5.000%	8/20/48–4/1/50	2,320	2,411
[4]	Ginnie Mae II Pool	6.000%	1/20/40–5/20/48	1,234	1,433
¤,4,5	UMBS Pool	2.000%	4/1/35–5/1/35	8,300	8,510
¤,4,5	UMBS Pool	2.500%	6/1/50	10,500	10,500
¤,4,5	UMBS Pool	3.000%	9/1/49–5/1/50	12,263	12,876
¤,4,5	UMBS Pool	3.500%	7/1/47–3/1/50	286	188
¤,4,5	UMBS Pool	4.000%	1/1/49–1/1/50	8,527	9,159
[4,5]	UMBS Pool	4.500%	4/1/49–3/1/50	8,398	8,853
[4,5]	UMBS Pool	5.000%	10/1/49–2/1/50	516	551
[4,5]	UMBS Pool	6.000%	4/1/39	1,973	2,284
					421,234
Nonconventional Mortgage-Backed Securities (3.1%)
[4,5]	Fannie Mae REMICS	1.750%	5/25/43–3/25/46	3,816	3,752
[4,5]	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	4,664	4,973
[4,5]	Fannie Mae REMICS	2.750%	8/25/47	1,691	1,732
[4,5]	Fannie Mae REMICS	3.000%	5/25/47–9/25/48	10,262	10,828
[4,5]	Fannie Mae REMICS	3.500%	10/25/44–6/25/48	1,605	1,731
[4,5]	Fannie Mae REMICS	4.000%	12/25/47	250	282
[4,5]	Freddie Mac REMICS	2.500%	2/25/50	745	776
[4,5]	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	2,313	2,403
[4,5]	Freddie Mac REMICS	3.500%	3/25/50	480	483
[4,5]	Freddie Mac REMICS	4.000%	12/15/48–4/15/49	4,412	5,070
[4]	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	6,465	6,750
[4]	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	5,116	5,388
[4,6]	Ginnie Mae REMICS	4.000%	1/20/45–9/20/48	2,401	1,453
[4,7]	Ginnie Mae REMICS, 6.150% - 1M USD LIBOR	5.377%	6/20/47	3,799	731
					46,352

Total U.S. Government and Agency Obligations (Cost $763,425)					801,469
Asset-Backed/Commercial Mortgage-Backed Securities (8.8%)
[4,8]	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	91	94
[4]	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	200	200
[4]	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	390	311
[4]	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	580	544
[4,8]	Applebee’s Funding LLC / IHOP Funding LLC 2019-1	4.194%	6/7/49	50	49

5

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,8]	ARL Second LLC 2014-1A	2.920%	6/15/44	40	40
[4,8]	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	800	811
[4,8]	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	700	762
[4,8]	Avis Budget Rental Car Funding AESOP LLC 2016-1A	2.990%	6/20/22	500	495
[4,8]	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	355	331
[4,8]	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	130	128
[4,8]	BAMLL Commercial Mortgage Securities Trust 2019-BPR	3.112%	11/5/32	900	918
[4,8]	BAMLL Commercial Mortgage Securities Trust 2019-BPR	3.287%	11/5/32	70	72
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.441%	9/15/48	100	105
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	260	276
[4]	BANK 2017 - BNK4	3.625%	5/15/50	19	20
[4]	BANK 2017 - BNK5	3.390%	6/15/60	25	26
[4]	BANK 2017 - BNK6	3.254%	7/15/60	300	317
[4]	BANK 2017 - BNK6	3.518%	7/15/60	80	84
[4]	BANK 2017 - BNK6	3.741%	7/15/60	50	52
[4]	BANK 2017 - BNK7	3.175%	9/15/60	910	967
[4]	BANK 2017 - BNK7	3.435%	9/15/60	120	126
[4]	BANK 2017 - BNK8	3.488%	11/15/50	180	191
[4]	BANK 2017 - BNK9	3.538%	11/15/54	260	277
[4]	BANK 2018 - BN13	4.217%	8/15/61	70	79
[4]	BANK 2018 - BN14	4.185%	9/15/60	25	27
[4]	BANK 2018 - BN14	4.231%	9/15/60	15	17
[4]	BANK 2019 - BN17	3.714%	4/15/52	170	184
[4]	BANK 2019 - BN19	3.183%	8/15/61	210	219
[4]	BANK 2019 - BN20	3.011%	9/15/62	400	410
[4]	BANK 2019 - BN21	2.851%	10/17/52	500	504
[4]	BANK 2019 - BN23	2.846%	12/15/52	130	131
[4]	BANK 2019 - BN23	2.920%	12/15/52	840	851
[4]	BANK 2019 - BN24	2.960%	11/15/62	1,700	1,743
[4]	BANK 2020 - BN25	2.649%	1/15/63	200	200
[4]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	400	415
[4]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	665	687
[4]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	200	200
[4]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	40	43
[4]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	70	72
[4]	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	220	211
[4]	Benchmark 2018-B1 Mortgage Trust	4.117%	1/15/51	350	309
[4]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	125	137
[4]	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	69	75
[4]	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	300	305
[4]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	1,100	1,134
[4]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	200	202
[4,8]	BX Trust 2019-OC11	3.202%	12/9/41	100	102
[4,8]	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	238	215
[4]	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	210	211

6

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,8]	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	140	142
[4,8]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.440%	8/21/23	50	51
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	1,050	1,084
[4]	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	220
[4]	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
[4]	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	100
[4]	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	190
[4]	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	40
[4]	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	40
[4]	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	90	91
[4]	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	50	50
[4]	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	90	92
[4]	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	130	130
[4]	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	100	99
[4]	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	100	103
[4]	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	70	72
[4]	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	100	90
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	10	10
[4]	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	270	235
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	60	64
[4]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	155	165
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	19	20
[4]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	40	41
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	61	63
[4,8]	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	69	69
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	30	32
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	320	340
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	169	177
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.356%	7/10/47	78	82
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	350	366
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	230	232
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	10	10
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	365	373
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	140	142
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.525%	10/10/47	175	169
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	228	237
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	110	118

7

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	450
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	143	149
[4]	Citigroup Commercial Mortgage Trust 2016-C2	2.575%	8/10/49	100	101
[4]	Citigroup Commercial Mortgage Trust 2016-GC37	3.050%	4/10/49	330	330
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	20	20
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	20	21
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	60	58
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.269%	9/15/50	110	96
[4]	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	45	50
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	580	635
[4]	Citigroup Commercial Mortgage Trust 2019-C7	2.860%	12/15/72	550	537
[4]	Citigroup Commercial Mortgage Trust 2019-C7	3.042%	12/15/72	450	459
[4]	Citigroup Commercial Mortgage Trust 2019-C7	3.102%	12/15/72	1,100	1,165
[4]	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	230	232
[4,8]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	40
[4]	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	497
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	57	59
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	503	532
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	230	241
[4,8]	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	152
[4,8]	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	209
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
[4,8]	COMM 2013-CCRE9 Mortgage Trust	4.245%	7/10/45	230	224
[4,8]	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	200	208
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	30	32
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	300	322
[4]	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	19	20
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	354	376
[4]	COMM 2014-CCRE17 Mortgage Trust	4.784%	5/10/47	190	184
[4]	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	30	32
[4]	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	110	115
[4]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	369
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	47	50
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	236
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	123	132
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	194	200
[4]	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	150	152
[4]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	660	679
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	363	378

8

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	132	140
[4]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	200	226
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	100	107
[4]	CSAIL 2019-C18 Commercial Mortgage Trust	2.868%	12/15/52	150	152
[4]	CSAIL 2019-C18 Commercial Mortgage Trust	2.968%	12/15/52	1,040	1,049
[4]	CSAIL 2020-C19 Commercial Mortgage Trust	2.561%	3/15/53	250	247
[4]	DBJPM 16-C1 Mortgage Trust	3.348%	5/10/49	140	120
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	70	74
[4,8,9]	DELAM 2018-1, 1M USD LIBOR + 0.700%	1.450%	11/19/25	660	656
[4]	Deutsche Bank Commercial Mortgage Trust 2016-C3	2.632%	8/10/49	500	510
[4,8]	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	260	273
[4,8]	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	263	261
[4,8]	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	72	69
[4]	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	41	41
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	360	358
[4]	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	390	397
[4]	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	450	448
[4]	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	260	264
[4]	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	502
[4]	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	480
[4]	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	650	631
[4,8]	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	85	85
[4,8]	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	185	186
[4,8]	Fair Square Issuance Trust FSIT_20-A	2.900%	9/20/24	210	193
[4,5,8,9]	Fannie Mae Connecticut Avenue Securities 2019-R04, 1M USD LIBOR+ 0.750%	1.697%	6/25/39	107	107
[4,5]	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	21
[4,5]	Fannie Mae-Aces 2013-19A	3.500%	3/25/43	128	142
[4,5]	Fannie Mae-Aces 2016-53KA	1.850%	8/25/46	1,555	1,619
[4,5]	Fannie Mae-Aces 2018-73E	4.000%	10/25/48	53	61
[4,5]	Federal Home Loan Mortgage Corp 2017- 357A	2.500%	9/15/47	2,678	2,846
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4746B	3.500%	4/15/38	250	274
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4768A	3.500%	6/15/38	250	275
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4823E	4.000%	9/15/48	265	306
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4826A	4.000%	9/15/48	743	837
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4837	4.000%	10/15/48	529	616
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4894G	3.500%	6/15/49	256	285

9

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4945F	2.500%	9/25/49	3,426	3,678
[4,5,6]	FHLMC Multifamily Structured Pass Through Certificates K054	1.173%	1/25/26	23,028	1,298
[4,5,6]	FHLMC Multifamily Structured Pass Through Certificates K057	1.189%	7/25/26	38,496	2,298
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K104	1.127%	2/25/52	25,600	2,397
[4,5,6]	FHLMC Multifamily Structured Pass Through Certificates K105	1.645%	1/25/30	95,000	11,226
[4,5,6]	FHLMC Multifamily Structured Pass Through Certificates K1502	0.957%	1/25/31	21,448	1,527
[4,8]	Fontaineblue Miami Beach Trust 2019-FBLU	3.144%	12/10/36	400	398
[4]	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	600	603
[4,8]	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	121
[4,8]	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	251
[4,8]	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	120	124
[4,8]	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	150	146
[4,8]	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	100	97
[4,8]	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	310	310
[4,8]	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	260	257
[4,8]	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	370	368
[4]	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	320	326
[4]	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	340	349
[4,8]	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	220	203
[4,8]	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	210	193
[4,8]	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	260	256
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.250%	4/15/26	170	182
[4,5,8]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.729%	2/25/48	193	188
[4,5,8]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI2	3.811%	5/25/48	87	86
[4,5,8]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI3	4.148%	8/25/48	28	28
[4,5,8,9]	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2,1M USD LIBOR + 0.700%	1.647%	4/25/49	27	27
[4,6,8]	FREMF 2015-K42 Mortgage Trust	0.100%	12/25/24	1,082,734	3,963
[4]	GM Financial Automobile Leasing Trust 2020-1	2.280%	6/20/24	100	97
[4,8]	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	140	138
[4,8]	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	1,500	1,621
[4,8,9]	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	2.129%	8/25/60	183	180
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	110	110
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	360
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
[4]	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	318	337
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	409
[4]	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	170	170
[4]	GS Mortgage Securities Trust 2014-GC24	4.532%	9/10/47	150	133

10

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	150	157
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	140	148
[4]	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	32
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	203	211
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	113	118
[4]	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	120	125
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	50	53
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	60	61
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	157
[4]	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	150	167
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	60	63
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	90	93
[4]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	1,530	1,569
[4]	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	325	328
[4,8]	Hardee’s Funding HNGRY 2018-1A	5.710%	6/20/48	473	499
[4,8]	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	178	158
[4,8]	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	100	98
[4,8]	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	21
[4,8]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	250	256
[4,8,9]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 0.850%	1.650%	12/17/36	349	321
[4,8,9]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 1.150%	1.950%	12/17/36	130	110
[4,8,9]	Invitation Homes 2018-SFR1 Trust,1M USD LIBOR + 0.700%	1.500%	3/17/37	263	239
[4,8,9]	Invitation Homes 2018-SFR1 Trust,1M USD LIBOR + 0.950%	1.750%	3/17/37	100	85
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	1,448	1,473
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.419%	8/15/46	550	564
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	20	20
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	90	91
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	4.079%	1/15/46	230	229
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	10	11
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	81	82
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	52	53
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	240	256
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	70	76
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.224%	7/15/50	240	251
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	120	127
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	60	63

11

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.363%	7/15/45	1,205	1,245
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	30	32
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	5.198%	11/15/45	30	29
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	330	350
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	10	11
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	149	157
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	336	349
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	350	366
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	261	269
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	80	85
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	100	106
[4]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.311%	3/15/49	200	210
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	30	31
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	60	63
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	50	56
[4,8,9]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	2.103%	12/22/69	106	103
[4,8]	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	100	99
[4,8]	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	496	467
[4,8]	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	100	102
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	100	103
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV	3.277%	10/15/30	1,630	1,650
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.083%	7/15/46	200	187
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	400	410
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	302	316
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	10	10
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.909%	4/15/47	150	149
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	21	22
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.336%	6/15/47	80	81

12

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	350	365
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	350	371
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	390	412
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	188	195
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	30	32
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	110	116
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	975	1,019
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	196	205
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.058%	5/15/49	60	63
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	133	139
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	4.747%	5/15/49	160	150
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	317	335
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	90	95
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	522	547
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	50	51
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	101	104
[4]	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	154	160
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	55	59
[4]	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	30	33
[4]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	750	783
[4]	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	200	201
[4]	Morgan Stanley Captial I Trust 2016-BNK2	2.791%	11/15/49	110	111
[4,8,9]	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	1.997%	6/25/65	98	97
[4,8,9]	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	1.797%	6/25/65	14	14
[4,8,9]	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	1.697%	3/25/66	68	67
[4,8]	Navient Student Loan Trust 2017-A	2.880%	12/16/58	221	222
[4,8]	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	430	434
[4,8]	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	1,320	1,365
[4,8]	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	550	563
[4,8]	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	640	662
[4,8]	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	703
[4,8,9]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	1.585%	1/16/60	326	324
[4,8,9]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	1.773%	6/20/60	254	254
[4,8,9]	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	1.562%	8/18/60	238	237

13

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,8,9]	PHEAA Student Loan Trust
	2016-2A, 1M USD LIBOR + 0.950%	1.897%	11/25/65	134	128
[4,8]	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	410	408
[4,8]	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	200	204
[4,8]	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	97
[4,8]	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	390	386
[4,8]	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	97
[4,8]	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	580	570
[4,8,9]	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	1.663%	11/10/49	316	315
[4,8,9]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	2.227%	12/5/59	366	365
[4,8,9]	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	1.713%	4/10/50	96	95
[4]	Santander Drive Auto Receivables Trust 2018-1	2.960%	3/15/24	310	310
[4]	Santander Drive Auto Receivables Trust 2018-1	3.320%	3/15/24	140	141
[4]	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	760	764
[4]	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	470	469
[4]	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	540	524
[4,8]	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	325	324
[4,8]	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	170	161
[4,8]	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	130	130
[4]	Small Business Administration Participation Certs 2019-25E	3.070%	5/1/44	719	762
[4]	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	39	39
[4,8]	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	246	246
[4,8,9]	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	2.155%	2/17/32	162	155
[4,8,9]	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	1.805%	9/15/34	65	62
[4,8,9]	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	1.605%	9/15/34	88	83
[4,8]	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	208	209
[4,8]	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	440	453
[4,8]	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	570	574
[4,8]	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	211	209
[4,8]	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	321	315
[4,8]	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	59	58
[4,8,9]	SoFi Professional Loan Program 2016-D LLC, 1M USD LIBOR + 0.950%	1.897%	1/25/39	17	16
[4,8]	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	8	7
[4,8]	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	99	98
[4,8]	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	130	129
[4,8]	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	180	179
[4,8]	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	100	99
[4,8]	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	570	565
[4,8]	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	400	410
[4,8]	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	54	53

14

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Synchrony Credit Card Master Note Trust 2016 -2	2.950%	5/15/24	140	142
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	170	177
[4]	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	230	239
[4,8]	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	35	34
[4,8]	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	320	324
[4,8]	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	200	207
[4,8]	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	259	244
[4,8]	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	31	31
[4,8]	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	100	100
[4,8]	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	100	101
[4,8]	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	98
[4,8]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	105
[4,8]	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	690	689
[4,8]	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	620	626
[4,8]	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	440	399
[4,8]	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	44	45
[4,8]	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	553	527
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	112	120
[4]	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	200	202
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	10	10
[4,8]	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	118	119
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	40	41
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	354	369
[4]	Wells Fargo Commercial Mortgage Trust 2013 -LC12	4.283%	7/15/46	450	469
[4]	Wells Fargo Commercial Mortgage Trust 2014 -LC16	3.817%	8/15/50	220	226
[4]	Wells Fargo Commercial Mortgage Trust 2014 -LC18	3.405%	12/15/47	190	196
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C26	3.166%	2/15/48	120	125
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C27	3.190%	2/15/48	330	343
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C27	3.451%	2/15/48	2,260	2,376
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C29	3.637%	6/15/48	601	632
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C30	4.497%	9/15/58	200	189
[4]	Wells Fargo Commercial Mortgage Trust 2015 -LC22	3.839%	9/15/58	320	344
[4]	Wells Fargo Commercial Mortgage Trust 2015 -LC22	4.534%	9/15/58	160	152
[4]	Wells Fargo Commercial Mortgage Trust 2015 -SG1	3.789%	9/15/48	94	99
[4]	Wells Fargo Commercial Mortgage Trust 2016 -BNK1	2.652%	8/15/49	150	149

15

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	166	169
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	90	96
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	570	618
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	90	96
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	10	10
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	20	21
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	170	183
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	55	59
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	42	44
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	50	45
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	30	34
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	250	274
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	50	55
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	80	85
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	70	73
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	30	30
[4,8]	Wendys Funding LLC 2018-1	3.573%	3/15/48	98	89
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	100	105
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	20	21
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	170	177
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	20	21
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	10	11
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	361	377
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	234	244
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	400	409
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	354	362
[4]	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	40	40

16

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	110	111
[4]	World Omni Automobile Lease Securitization Trust 2019-B	3.240%	7/15/24	160	161
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $130,868)					130,943
Corporate Bonds (29.4%)
Finance (8.5%)
	Banking (6.4%)
	American Express Co.	3.000%	10/30/24	4,833	4,969
[4,8]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	3,225	3,063
[4]	Bank of America Corp.	2.816%	7/21/23	4,002	4,051
[4]	Bank of America Corp.	3.864%	7/23/24	2,510	2,632
[4,10]	Bank of America Corp.	1.379%	2/7/25	1,050	1,132
[4]	Bank of America Corp.	3.366%	1/23/26	3,570	3,745
[4]	Bank of America Corp.	3.974%	2/7/30	1,640	1,772
[4]	Bank of America Corp.	2.496%	2/13/31	1,500	1,459
[4]	Bank of America Corp.	4.083%	3/20/51	1,000	1,134
[10]	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	1,500	1,593
[4]	Barclays plc	3.932%	5/7/25	1,200	1,197
[10]	Belfius Bank SA	0.375%	2/13/26	500	491
[4,8]	BNP Paribas SA	3.052%	1/13/31	2,050	1,943
[4,11]	BPCE SA	5.400%	10/27/25	1,070	671
[10]	BPCE SA	0.500%	2/24/27	1,000	984
[4]	Capital One Bank USA NA	2.280%	1/28/26	1,500	1,379
	Citigroup Inc.	3.200%	10/21/26	1,000	1,036
[12]	Citigroup Inc.	1.750%	10/23/26	700	796
[4]	Citigroup Inc.	3.668%	7/24/28	936	970
[4]	Citigroup Inc.	2.666%	1/29/31	3,000	2,907
[4]	Citigroup Inc.	4.412%	3/31/31	1,000	1,097
[8]	Commonwealth Bank of Australia	3.743%	9/12/39	1,000	885
[8]	Commonwealth Bank of Australia	3.900%	7/12/47	1,780	1,640
[10]	Cooperatieve Rabobank UA	0.250%	10/30/26	700	698
[9,11]	Cooperatieve Rabobank UA, 3M Australian Bank Bill Rate + 2.500%	3.427%	7/2/25	6,550	4,032
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,035	1,072
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	898	977
[8]	Grupo Aval Ltd.	4.375%	2/4/30	1,595	1,292
[4]	HSBC Holdings plc	2.633%	11/7/25	2,450	2,419
	HSBC Holdings plc	4.950%	3/31/30	2,000	2,205
[8]	Intesa Sanpaolo SPA	3.250%	9/23/24	500	465
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	2,110	2,110
[4,10]	JPMorgan Chase & Co.	1.090%	3/11/27	940	985
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	4,910	5,174
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	122	126
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	2,325	2,328
[9,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 0.000%	1.953%	3/7/25	1,000	595
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,620	1,575
	Morgan Stanley	2.750%	5/19/22	500	506
[4]	Morgan Stanley	2.720%	7/22/25	1,730	1,750
[12]	Morgan Stanley	2.625%	3/9/27	500	591
[4]	Morgan Stanley	3.591%	7/22/28	335	351

17

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley	2.699%	1/22/31	4,750	4,649
[4]	Morgan Stanley	3.622%	4/1/31	2,000	2,080
[4]	PNC Bank NA	1.743%	2/24/23	580	571
	Royal Bank of Canada	2.250%	11/1/24	270	273
	Royal Bank of Scotland Group plc	3.875%	9/12/23	400	398
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	500	496
[4,10]	Skandinaviska Enskilda Banken AB	1.375%	10/31/28	530	562
[10]	Skandinaviska Enskilda Banken AB	0.625%	11/12/29	300	282
[4,8]	State Street Corp.	2.825%	3/30/23	200	202
	Toronto-Dominion Bank	2.650%	6/12/24	146	149
	Truist Bank	1.250%	3/9/23	2,360	2,286
[4]	Wells Fargo & Co.	2.406%	10/30/25	2,345	2,313
[4]	Wells Fargo & Co.	2.879%	10/30/30	3,500	3,469
[4]	Wells Fargo & Co.	4.478%	4/4/31	1,500	1,695
[12]	Wells Fargo Bank NA	5.250%	8/1/23	400	535
[10]	Westpac Banking Corp.	1.125%	9/5/27	795	850
[4,11]	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,211
[4]	Westpac Banking Corp.	2.894%	2/4/30	2,500	2,391

	Brokerage (0.5%)
	Ameriprise Financial Inc.	3.000%	4/2/25	400	398
	BlackRock Inc.	3.200%	3/15/27	98	102
	BlackRock Inc.	2.400%	4/30/30	3,899	3,888
	Nomura Holdings Inc.	3.103%	1/16/30	2,550	2,404

	Insurance (1.1%)
	Berkshire Hathaway Inc.	3.125%	3/15/26	4,400	4,700
[8]	Centene Corp.	4.750%	1/15/25	80	81
[8]	Centene Corp.	4.250%	12/15/27	165	162
[10]	Chubb INA Holdings Inc.	2.500%	3/15/38	300	317
	Enstar Group Ltd.	4.950%	6/1/29	1,430	1,352
[12]	Hastings Group Finance plc	3.000%	5/24/25	700	846
	Principal Financial Group Inc.	3.700%	5/15/29	655	676
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,309
	UnitedHealth Group Inc.	3.375%	4/15/27	4,316	4,573
	UnitedHealth Group Inc.	3.875%	12/15/28	1,100	1,222
	UnitedHealth Group Inc.	2.875%	8/15/29	857	887
[4,10]	XLIT Ltd.	3.250%	6/29/47	300	326

	Other Finance (0.0%)
[10]	Vonovia Finance BV	1.125%	9/14/34	300	273

	Real Estate Investment Trusts (0.5%)
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,060	1,125
	Essex Portfolio LP	2.650%	3/15/32	805	711
	Healthpeak Properties Inc.	3.000%	1/15/30	2,130	2,056
[8]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	120	94
	National Retail Properties Inc.	3.100%	4/15/50	1,000	758
[10]	Prologis Euro Finance LLC	0.375%	2/6/28	230	229
	Sabra Health Care LP	5.125%	8/15/26	2,050	1,947
					125,645

18

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Industrial (17.6%)
	Basic Industry (1.0%)
[10]	Air Liquide Finance SA	1.250%	6/3/25	1,300	1,474
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	179
	Dow Chemical Co.	3.625%	5/15/26	450	465
	Dow Chemical Co.	4.375%	11/15/42	300	300
	DuPont de Nemours Inc.	4.205%	11/15/23	500	526
	DuPont de Nemours Inc.	4.493%	11/15/25	500	543
	DuPont de Nemours Inc.	5.319%	11/15/38	380	421
	Eastman Chemical Co.	3.800%	3/15/25	160	162
	Eastman Chemical Co.	4.650%	10/15/44	50	54
	FMC Corp.	3.200%	10/1/26	350	353
	FMC Corp.	4.500%	10/1/49	135	135
[8]	Graphic Packaging International LLC	3.500%	3/15/28	90	79
	Newmont Corp.	2.800%	10/1/29	2,085	1,975
	Newmont Corp.	2.250%	10/1/30	535	495
[8]	Novelis Corp.	4.750%	1/30/30	40	36
	Nutrien Ltd.	4.125%	3/15/35	180	217
[8]	OCI NV	5.250%	11/1/24	110	104
	Packaging Corp. of America	4.050%	12/15/49	150	149
	Sherwin-Williams Co.	4.200%	1/15/22	1,285	1,314
	Sherwin-Williams Co.	4.500%	6/1/47	300	342
	Steel Dynamics Inc.	3.450%	4/15/30	570	516
	Vale Overseas Ltd.	6.250%	8/10/26	159	174
[10]	Vale SA	3.750%	1/10/23	1,300	1,398
	WRKCo Inc.	4.650%	3/15/26	2,800	2,991

	Capital Goods (1.7%)
	3M Co.	3.700%	4/15/50	845	932
[8]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	30	28
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	155	141
	Ball Corp.	5.000%	3/15/22	65	66
	Ball Corp.	4.875%	3/15/26	140	145
[8]	Berry Global Inc.	4.875%	7/15/26	245	247
[8]	Bombardier Inc.	7.875%	4/15/27	110	75
[8]	Carrier Global Corp.	2.493%	2/15/27	1,215	1,144
[8]	Carrier Global Corp.	3.377%	4/5/40	1,625	1,470
[8]	CFX Escrow Corp.	6.375%	2/15/26	100	99
[8]	Clean Harbors Inc.	4.875%	7/15/27	155	152
	Embraer SA	5.150%	6/15/22	1,400	1,218
	General Dynamics Corp.	3.250%	4/1/25	850	896
	General Dynamics Corp.	4.250%	4/1/50	1,740	2,156
[10]	Honeywell International Inc.	0.000%	3/10/24	400	426
[8]	L3Harris Technologies Inc.	4.400%	6/15/28	2,900	3,065
	Lockheed Martin Corp.	3.800%	3/1/45	3,360	3,644
[8]	Mueller Water Products Inc.	5.500%	6/15/26	145	140
	Northrop Grumman Corp.	4.400%	5/1/30	2,000	2,316
	Northrop Grumman Corp.	4.030%	10/15/47	570	651
[8]	Otis Worldwide Corp.	2.293%	4/5/27	1,020	978
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	3,430

19

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[8]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	15	15
[8,9]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M USD LIBOR + 3.500%	5.331%	7/15/21	250	242
[8]	Sealed Air Corp.	4.000%	12/1/27	70	65
[8]	Silgan Holdings Inc.	4.125%	2/1/28	243	224
	Spirit AeroSystems Inc.	3.850%	6/15/26	40	35
	Stanley Black & Decker Inc.	2.300%	3/15/30	800	779
[8]	TransDigm Inc.	6.250%	3/15/26	220	219
	TransDigm Inc.	7.500%	3/15/27	70	68
[8]	TransDigm Inc.	5.500%	11/15/27	255	229
[8]	Trivium Packaging Finance BV	5.500%	8/15/26	35	35
[8]	Trivium Packaging Finance BV	8.500%	8/15/27	95	95
	United Rentals North America Inc.	4.625%	10/15/25	125	118
	United Rentals North America Inc.	6.500%	12/15/26	130	131
	United Rentals North America Inc.	3.875%	11/15/27	155	147

	Communication (2.9%)
	American Tower Corp.	2.900%	1/15/30	1,000	952
	AT&T Inc.	3.400%	5/15/25	3,400	3,521
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	370	368
[8]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	40	39
	Comcast Corp.	3.375%	8/15/25	5,875	6,237
	Comcast Corp.	4.150%	10/15/28	1,735	1,979
	Comcast Corp.	3.250%	11/1/39	3,300	3,465
	Comcast Corp.	3.750%	4/1/40	1,715	1,882
[8]	Connect Finco SARL / Connect US Finco LLC	6.750%	10/1/26	70	58
	Crown Castle International Corp.	3.700%	6/15/26	3,995	4,114
	Crown Castle International Corp.	5.200%	2/15/49	2,400	2,608
[8]	CSC Holdings LLC	5.375%	2/1/28	245	250
[8]	CSC Holdings LLC	5.750%	1/15/30	105	105
	Discovery Communications LLC	4.900%	3/11/26	1,500	1,528
[8]	Fox Corp.	4.709%	1/25/29	3,995	4,368
[8]	Front Range BidCo Inc.	4.000%	3/1/27	30	29
[8]	Front Range BidCo Inc.	6.125%	3/1/28	60	57
	Lamar Media Corp.	5.750%	2/1/26	60	61
[8]	Lamar Media Corp.	3.750%	2/15/28	137	127
[8]	Lamar Media Corp.	4.000%	2/15/30	60	56
[8]	Level 3 Financing Inc.	3.400%	3/1/27	170	165
[8]	Level 3 Financing Inc.	4.625%	9/15/27	400	401
	Netflix Inc.	4.875%	4/15/28	215	219
[8]	Netflix Inc.	4.875%	6/15/30	125	127
[8]	Nexstar Escrow Inc.	5.625%	7/15/27	200	191
[10]	Orange SA	0.500%	9/4/32	400	382
[8]	Sirius XM Radio Inc.	4.625%	7/15/24	65	66
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	70
	Sprint Corp.	7.125%	6/15/24	160	175
	Sprint Corp.	7.625%	2/15/25	60	67
[8]	Sprint Corp.	7.250%	2/1/28	160	160

20

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	T-Mobile USA Inc.	4.500%	2/1/26	220	224
	Telefonica Emisiones SAU	4.103%	3/8/27	3,000	3,110
	Telefonica Emisiones SAU	4.665%	3/6/38	400	403
[8]	Twitter Inc.	3.875%	12/15/27	245	235
[11]	Verizon Communications Inc.	4.050%	2/17/25	1,250	823
[11]	Verizon Communications Inc.	4.500%	8/17/27	500	337
	Verizon Communications Inc.	4.016%	12/3/29	2,000	2,253
[10]	Verizon Communications Inc.	2.875%	1/15/38	200	224
	Vodafone Group plc	5.250%	5/30/48	1,500	1,819

	Consumer Cyclical (2.3%)
[8]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	140	135
[8]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	80	76
[8]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	265	247
[8]	Allison Transmission Inc.	5.000%	10/1/24	20	19
[8]	Allison Transmission Inc.	4.750%	10/1/27	205	188
[8]	Asbury Automotive Group Inc.	4.500%	3/1/28	112	96
	AutoZone Inc.	3.625%	4/15/25	2,500	2,538
[8]	Boyd Gaming Corp.	4.750%	12/1/27	60	50
[8]	Churchill Downs Inc.	5.500%	4/1/27	255	237
[8]	Churchill Downs Inc.	4.750%	1/15/28	180	157
	Dollar General Corp.	4.125%	5/1/28	250	266
[8]	Eagle Intermediate Global Holding BV / Ruyi US Finance LLC	7.500%	5/1/25	108	64
[10]	FCE Bank plc	1.660%	2/11/21	800	809
	General Motors Co.	4.875%	10/2/23	6,000	5,343
	General Motors Co.	5.200%	4/1/45	400	307
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	288
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	478
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,089
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	205	188
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	104	99
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.625%	4/1/25	165	152
	Home Depot Inc.	2.950%	6/15/29	1,750	1,813
	Home Depot Inc.	4.250%	4/1/46	700	831
	Lennar Corp.	4.750%	5/30/25	95	91
	Lennar Corp.	5.250%	6/1/26	100	100
	Lennar Corp.	4.750%	11/29/27	5	5
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	17
[8]	Live Nation Entertainment Inc.	4.750%	10/15/27	120	107
	Lowe’s Cos. Inc.	3.100%	5/3/27	1,180	1,184
	Lowe’s Cos. Inc.	4.050%	5/3/47	250	249
	Mastercard Inc.	3.650%	6/1/49	1,800	2,038
	Mastercard Inc.	3.850%	3/26/50	1,500	1,831
[8]	Mattamy Group Corp.	4.625%	3/1/30	60	52
	McDonald’s Corp.	2.625%	9/1/29	2,500	2,432
	McDonald’s Corp.	3.625%	9/1/49	500	507
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	305	262
[8]	NCL Corp. Ltd.	3.625%	12/15/24	115	70
[8]	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	150	131
	PulteGroup Inc.	5.500%	3/1/26	280	277

21

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	PulteGroup Inc.	5.000%	1/15/27	100	99
	Target Corp.	2.250%	4/15/25	750	764
	Toyota Motor Credit Corp.	2.900%	3/30/23	4,000	4,030
[8]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	3,841
[8]	Yum! Brands Inc.	7.750%	4/1/25	30	32

	Consumer Noncyclical (5.1%)
[8]	AbbVie Inc.	2.600%	11/21/24	1,725	1,727
	AbbVie Inc.	3.600%	5/14/25	3,550	3,719
[8]	AbbVie Inc.	2.950%	11/21/26	1,900	1,936
[8]	AbbVie Inc.	3.200%	11/21/29	1,000	1,006
[8]	AbbVie Inc.	4.050%	11/21/39	725	758
	AbbVie Inc.	4.875%	11/14/48	895	1,031
[8]	AbbVie Inc.	4.250%	11/21/49	725	778
	Allina Health System	3.887%	4/15/49	1,000	1,077
	Altria Group Inc.	4.400%	2/14/26	2,570	2,658
	Altria Group Inc.	4.800%	2/14/29	2,595	2,702
	Altria Group Inc.	5.375%	1/31/44	325	361
	Altria Group Inc.	5.950%	2/14/49	135	157
	Amgen Inc.	2.200%	2/21/27	3,900	3,850
	Amgen Inc.	2.450%	2/21/30	2,200	2,183
	Amgen Inc.	3.150%	2/21/40	750	746
	Amgen Inc.	3.375%	2/21/50	750	774
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	500	521
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	1,000	1,101
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	750	871
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	900	842
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	545	578
[8]	Aramark Services Inc.	5.000%	2/1/28	60	56
	BAT Capital Corp.	4.700%	4/2/27	2,000	2,040
	BAT Capital Corp.	4.390%	8/15/37	600	553
	BAT Capital Corp.	4.540%	8/15/47	550	500
[8]	Bausch Health Cos Inc.	6.500%	3/15/22	75	76
[8]	Bausch Health Cos. Inc.	5.500%	11/1/25	45	45
[8]	Bausch Health Cos. Inc.	5.750%	8/15/27	95	96
[8]	Bausch Health Cos. Inc.	7.000%	1/15/28	220	227
[8]	Bausch Health Cos. Inc.	5.000%	1/30/28	55	52
	Becton Dickinson & Co.	4.669%	6/6/47	300	316
	Boston Scientific Corp.	4.000%	3/1/29	500	529
[8]	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,675	1,788
[8]	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,500	1,650
[8]	Bristol-Myers Squibb Co.	4.550%	2/20/48	875	1,128
[8]	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	563
	Cigna Corp.	4.800%	8/15/38	890	999
	Cigna Corp.	3.400%	3/15/50	1,000	945
	CommonSpirit Health	2.760%	10/1/24	615	619
	Constellation Brands Inc.	3.150%	8/1/29	750	699
	CVS Health Corp.	2.750%	12/1/22	3,000	3,017
	CVS Health Corp.	3.700%	3/9/23	2,165	2,244
	CVS Health Corp.	3.000%	8/15/26	2,000	1,999
	CVS Health Corp.	3.625%	4/1/27	1,000	1,024
	CVS Health Corp.	4.300%	3/25/28	502	533
	CVS Health Corp.	3.250%	8/15/29	50	49

22

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	CVS Health Corp.	4.780%	3/25/38	1,100	1,183
	CVS Health Corp.	4.250%	4/1/50	500	523
[10]	Danaher Corp.	2.500%	3/30/30	500	572
[10]	Danone SA	1.208%	11/3/28	500	555
	DaVita Inc.	5.125%	7/15/24	240	238
	DaVita Inc.	5.000%	5/1/25	35	35
	DH Europe Finance II Sarl	2.600%	11/15/29	500	498
	DH Europe Finance II Sarl	3.400%	11/15/49	320	314
	Encompass Health Corp.	4.500%	2/1/28	70	69
	Estee Lauder Cos. Inc.	2.375%	12/1/29	600	584
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,500	1,452
	HCA Inc.	5.375%	2/1/25	275	281
	HCA Inc.	5.250%	6/15/26	505	530
	HCA Inc.	5.375%	9/1/26	90	93
	HCA Inc.	3.500%	9/1/30	75	68
	HCA Inc.	5.250%	6/15/49	975	1,047
[8]	Hill-Rom Holdings Inc.	5.000%	2/15/25	78	78
[8]	Hill-Rom Holdings Inc.	4.375%	9/15/27	205	202
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,667
[8]	Kraft Heinz Foods Co.	3.750%	4/1/30	75	71
	Kroger Co.	3.700%	8/1/27	600	628
	Laboratory Corp. of America Holdings	3.250%	9/1/24	900	916
[8]	Lamb Weston Holdings Inc.	4.625%	11/1/24	60	59
[8]	Lamb Weston Holdings Inc.	4.875%	11/1/26	160	163
	McKesson Corp.	3.950%	2/16/28	750	793
	Merck & Co. Inc.	4.000%	3/7/49	900	1,133
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,219
[10]	Mylan NV	2.250%	11/22/24	400	441
[10]	Mylan NV	3.125%	11/22/28	250	277
	Novartis Capital Corp.	1.750%	2/14/25	1,000	1,008
	Novartis Capital Corp.	2.000%	2/14/27	1,000	1,000
	PepsiCo Inc.	3.450%	10/6/46	330	376
[8]	Performance Food Group Inc.	5.500%	6/1/24	320	298
[8]	Performance Food Group Inc.	5.500%	10/15/27	180	167
	Pfizer Inc.	3.600%	9/15/28	760	839
[8]	Post Holdings Inc.	5.750%	3/1/27	70	71
[8]	Post Holdings Inc.	4.625%	4/15/30	60	57
	Procter & Gamble Co.	3.600%	3/25/50	1,000	1,232
	Sysco Corp.	5.650%	4/1/25	1,000	1,042
[8]	Tenet Healthcare Corp.	4.625%	9/1/24	15	14
[8]	Tenet Healthcare Corp.	4.875%	1/1/26	250	238
[8]	Tenet Healthcare Corp.	5.125%	11/1/27	95	91
[10]	Thermo Fisher Scientific Inc.	2.375%	4/15/32	150	166
	Unilever Capital Corp.	2.600%	5/5/24	400	410

	Energy (2.1%)
[12]	BG Energy Capital plc	5.125%	12/1/25	900	1,257
	BP Capital Markets plc	3.279%	9/19/27	635	639
[8]	Cameron LNG LLC	3.701%	1/15/39	1,000	870
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	2,695	2,264
	Cimarex Energy Co.	3.900%	5/15/27	170	123
	ConocoPhillips Co.	4.300%	11/15/44	500	480
	Diamondback Energy Inc.	3.250%	12/1/26	1,390	980
	Enbridge Inc.	3.125%	11/15/29	1,350	1,252

23

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[8]	Endeavor Energy Resources LP/ EER Finance Inc.	5.750%	1/30/28	105	71
	Energy Transfer Operating LP	5.500%	6/1/27	1,280	1,117
	Energy Transfer Operating LP	5.000%	5/15/50	200	155
	Energy Transfer Partners LP	4.950%	6/15/28	1,275	1,045
	Energy Transfer Partners LP	6.500%	2/1/42	400	361
	Enterprise Products Operating LLC	4.050%	2/15/22	3,000	2,985
	Enterprise Products Operating LLC	3.125%	7/31/29	1,250	1,160
	Enterprise Products Operating LLC	2.800%	1/31/30	1,050	952
	Enterprise Products Operating LLC	5.950%	2/1/41	300	325
	Enterprise Products Operating LLC	4.800%	2/1/49	500	502
	EQT Corp.	3.000%	10/1/22	120	100
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,000	996
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	611	613
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	300	274
	Marathon Petroleum Corp.	4.750%	12/15/23	1,222	1,155
	Marathon Petroleum Corp.	4.500%	4/1/48	200	154
[8]	MEG Energy Corp.	6.500%	1/15/25	114	71
	MPLX LP	4.700%	4/15/48	300	208
	ONEOK Inc.	3.400%	9/1/29	500	378
	Phillips 66 Partners LP	3.605%	2/15/25	305	285
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,110	891
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	2,000	1,940
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,270	1,168
	Shell International Finance BV	3.125%	11/7/49	600	593
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	2,000	1,842
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	120	101
[10]	Total Capital International SA	1.375%	10/4/29	600	654
	TransCanada PipeLines Ltd.	4.875%	1/15/26	610	654
	TransCanada PipeLines Ltd.	4.750%	5/15/38	800	793
	Valero Energy Corp.	4.350%	6/1/28	300	282
	Valero Energy Corp.	4.900%	3/15/45	100	102
	Western Midstream Operating LP	4.050%	2/1/30	790	346
	Williams Cos. Inc.	3.750%	6/15/27	400	367
	Williams Cos. Inc.	6.300%	4/15/40	200	203
	WPX Energy Inc.	4.500%	1/15/30	115	62

	Technology (1.6%)
	Apple Inc.	3.850%	5/4/43	4,000	4,764
	Apple Inc.	2.950%	9/11/49	870	921
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	35	35
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	185	181
[8]	CommScope Finance LLC	5.500%	3/1/24	10	10
[8]	CommScope Finance LLC	8.250%	3/1/27	85	83
[8]	CommScope Inc.	6.000%	3/1/26	85	84
[10]	Fidelity National Information Services Inc.	1.000%	12/3/28	500	508
	Fiserv Inc.	3.200%	7/1/26	2,000	2,062
	Fiserv Inc.	4.400%	7/1/49	400	425
	Intel Corp.	3.700%	7/29/25	2,500	2,698
	Intel Corp.	4.750%	3/25/50	1,210	1,608
	International Business Machines Corp.	3.300%	5/15/26	2,610	2,799
[10]	International Business Machines Corp.	0.300%	2/11/28	1,060	1,085

24

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Business Machines Corp.	4.250%	5/15/49	275	323
[10]	Microsoft Corp.	3.125%	12/6/28	700	926
	NVIDIA Corp.	3.500%	4/1/50	850	914
	PayPal Holdings Inc.	2.400%	10/1/24	2,500	2,448
[8]	Qorvo Inc.	4.375%	10/15/29	105	97
[8]	SS&C Technologies Inc.	5.500%	9/30/27	90	94
	Verisk Analytics Inc.	4.125%	3/15/29	1,065	1,124
	Verisk Analytics Inc.	5.500%	6/15/45	1,000	1,246
	Western Digital Corp.	4.750%	2/15/26	143	144

	Transportation (0.9%)
[8]	Air Canada	7.750%	4/15/21	115	112
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,601
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	60	55
	CSX Corp.	4.250%	3/15/29	2,960	3,241
	CSX Corp.	3.800%	4/15/50	1,000	1,053
[4,10]	Heathrow Funding Ltd.	1.875%	5/23/24	900	978
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,889
	Union Pacific Corp.	2.150%	2/5/27	4,005	3,899
					261,065
Utilities (3.3%)
	Electric (2.7%)
	AEP Transmission Co. LLC	3.800%	6/15/49	750	758
	Appalachian Power Co.	4.500%	3/1/49	300	322
[8]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,300	2,625
[8]	Calpine Corp.	4.500%	2/15/28	220	213
[8]	Calpine Corp.	5.125%	3/15/28	210	193
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	164	151
	Commonwealth Edison Co.	3.800%	10/1/42	685	724
	Commonwealth Edison Co.	3.750%	8/15/47	490	526
	Connecticut Light & Power Co.	3.200%	3/15/27	1,600	1,661
	Connecticut Light & Power Co.	4.000%	4/1/48	280	312
	Dominion Energy Inc.	2.750%	1/15/22	500	494
	Dominion Energy Inc.	3.375%	4/1/30	2,200	2,178
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	641
	DTE Electric Co.	2.250%	3/1/30	715	691
	DTE Electric Co.	2.950%	3/1/50	400	361
	DTE Energy Co.	2.600%	6/15/22	4,000	3,920
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	957
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,400	2,393
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	304
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,508	1,685
	Duke Energy Indiana LLC	2.750%	4/1/50	1,200	1,120
	Duke Energy Progress LLC	4.100%	5/15/42	400	459
[10]	E.ON SE	0.625%	11/7/31	500	491
	Edison International	4.950%	4/15/25	500	499
	Entergy Louisiana LLC	4.200%	9/1/48	500	559
	Entergy Texas Inc.	3.550%	9/30/49	705	714
	Evergy Inc.	2.900%	9/15/29	2,130	2,031
	Exelon Corp.	3.950%	6/15/25	130	133
	Exelon Corp.	4.050%	4/15/30	1,200	1,226
	Florida Power & Light Co.	2.850%	4/1/25	715	751
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	605	618
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	1,405	1,450

25

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Northern States Power Co.	6.250%	6/1/36	500	671
	NRG Energy Inc.	7.250%	5/15/26	70	73
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,300	1,325
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	510	556
	PacifiCorp	4.150%	2/15/50	865	977
	PECO Energy Co.	4.150%	10/1/44	530	580
	Public Service Co. of Colorado	6.250%	9/1/37	550	747
	Southern California Edison Co.	4.000%	4/1/47	315	329
	Southern California Edison Co.	4.875%	3/1/49	85	98
	Union Electric Co.	4.000%	4/1/48	410	449
	Union Electric Co.	3.250%	10/1/49	405	385
	Virginia Electric & Power Co.	3.150%	1/15/26	425	440
	Virginia Electric & Power Co.	2.950%	11/15/26	1,420	1,511
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	65	67
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	65	67
[8]	Vistra Operations Co. LLC	5.000%	7/31/27	200	203
	Xcel Energy Inc.	3.500%	12/1/49	520	475

	Natural Gas (0.3%)
[12]	Cadent Finance plc	2.625%	9/22/38	400	488
	Sempra Energy	3.250%	6/15/27	1,582	1,538
	Sempra Energy	3.400%	2/1/28	950	968
	Southern California Gas Co.	2.550%	2/1/30	1,820	1,782

	Other Utility (0.3%)
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	5,550	3,690
					48,579
Total Corporate Bonds (Cost $445,642)					435,289
Sovereign Bonds (6.4%)
[8]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	480	428
[4]	Bermuda	4.750%	2/15/29	360	362
[8]	Corp Nacional del Cobre de Chile	3.000%	9/30/29	550	505
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,500	4,471
[8]	Dominican Republic	5.875%	1/30/60	2,350	1,960
	Ecopetrol SA	5.875%	9/18/23	1,165	1,156
	Emirate of Abu Dhabi	3.125%	9/30/49	2,630	2,446
	Empresa Nacional del Petroleo	4.750%	12/6/21	3,200	3,159
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	2,229	2,184
	Equinor ASA	2.450%	1/17/23	600	609
[8]	Export-Import Bank of India	3.875%	2/1/28	240	224
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	2,000	2,086
	NTPC Ltd.	4.250%	2/26/26	250	233
[8]	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	200	208
[8]	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	200	230
[8]	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	560	670
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	600	637
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	500	531
	Petrobras Global Finance BV	5.299%	1/27/25	4,800	4,512
	Petrobras Global Finance BV	5.999%	1/27/28	600	571
	Petroleos Mexicanos	6.375%	1/23/45	595	378

26

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Petroleos Mexicanos	6.750%	9/21/47	1,530	997
[8]	Petroleos Mexicanos	6.950%	1/28/60	1,835	1,214
[4]	Republic of Chile	3.500%	1/25/50	1,060	1,067
	Republic of Colombia	10.375%	1/28/33	1,652	2,222
	Republic of Croatia	5.500%	4/4/23	3,100	3,238
	Republic of Honduras	8.750%	12/16/20	2,500	2,492
	Republic of Honduras	6.250%	1/19/27	1,100	1,001
	Republic of Hungary	6.375%	3/29/21	1,760	1,821
	Republic of Hungary	5.375%	2/21/23	2,100	2,252
	Republic of Indonesia	4.750%	2/11/29	600	648
	Republic of Kazakhstan	4.875%	10/14/44	1,400	1,589
	Republic of Lithuania	6.125%	3/9/21	365	377
	Republic of Lithuania	6.625%	2/1/22	2,000	2,157
[4]	Republic of Panama	3.750%	3/16/25	1,414	1,456
	Republic of Panama	7.125%	1/29/26	2,500	2,981
[4]	Republic of Panama	3.875%	3/17/28	600	636
	Republic of Panama	8.125%	4/28/34	150	218
[4]	Republic of Panama	4.500%	4/1/56	2,674	2,903
[4,8]	Republic of Paraguay	5.400%	3/30/50	1,780	1,595
[8,13]	Republic of Peru	6.150%	8/12/32	12,420	3,828
[10]	Republic of Romania	2.500%	2/8/30	1,335	1,466
[10]	Republic of Romania	2.124%	7/16/31	965	971
[8,10]	Republic of Romania	2.000%	1/28/32	593	583
	Republic of Serbia	7.250%	9/28/21	3,896	4,066
	Republic of South Africa	5.875%	9/16/25	3,563	3,398
[14]	Republic of South Africa	7.000%	2/28/31	92,000	3,655
[14]	Republic of South Africa	6.500%	2/28/41	27,800	921
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,400	2,171
	Republic of Turkey	5.250%	3/13/30	1,500	1,215
	Russian Federation	4.750%	5/27/26	800	852
	State of Israel	2.750%	7/3/30	2,656	2,656
	State of Israel	3.375%	1/15/50	1,300	1,242
	State of Israel	4.500%	4/3/20	2,200	2,200
	United Mexican States	4.000%	10/2/23	3,000	3,060
[15]	United Mexican States	7.750%	11/13/42	100,000	4,121
Total Sovereign Bonds (Cost $100,091)					94,829
Taxable Municipal Bonds (0.3%)
	California GO	7.550%	4/1/39	500	811
	California Institute of Technology Taxable	3.650%	9/1/19	1,500	1,519
[16]	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	800	955
	Texas Private Activity Surface Transportation
	Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	692
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	500	543
Total Taxable Municipal Bonds (Cost $4,405)					4,520

Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[17]	Vanguard Market Liquidity Fund
	(Cost $25)		0.943%	251	25

27

Core Bond Fund

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value•
Counterparty		Date	Rate	($000)	($000)
Options Purchased (0.1%)
Over-the-Counter Swaptions (0.1%)
Put Swaptions
2-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.538%
Semiannually	BNPSW	4/29/20	1.538%	20,623	—
30-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.265%
Semiannually	MSCS	3/17/22	1.265%	12,119	857
Total Options Purchased (Cost $1,014)					857
Total Investments (99.1%) (Cost $1,445,470)					1,467,932
Other Assets and Liabilities—Net (0.9%)					12,649
Net Assets (100%)					1,480,581

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2020.
†	Securities with a value of $3,901,000 have been segregated as initial margin for open futures contracts.
1	Securities with a value of $2,669,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $1,549,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $1,812,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Interest-only security.
7	Inverse interest-only security.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $99,249,000, representing 6.7% of net assets.
9	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in euro.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Face amount denominated in Peruvian soles.
14	Face amount denominated in South African rand.
15	Face amount denominated in Mexican pesos.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

BNPSW—BNP Paribas.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

MSCS—Morgan Stanley Capital Services LLC.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

28

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional
				Amount on
				Underlying	Market
	Expiration		Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.620% Semiannually	BNPSW	5/6/20	1.620%	2,750	(244)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.836% Semiannually	GSCM	4/9/20	1.836%	2,667	(291)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR Quarterly,
Pays 1.602% Semiannually	GSCM	5/5/20	1.602%	2,750	(239)

					(774)

Put Swaptions
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.638% Semiannually	BNPSW	4/29/20	1.638%	41,246	—
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.620% Semiannually	BNPSW	5/6/20	1.620%	2,750	—
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.836% Semiannually	GSCM	4/9/20	1.836%	2,667	—
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.602% Semiannually	GSCM	5/5/20	1.602%	2,750	—
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.238% Semiannually	MSCS	3/17/22	1.238%	33,609	(772)
					(772)
Total Options Written (Premiums Received $1,271)					(1,546)

BNPSW—BNP Paribas.

GSCM—Goldman Sachs Bank USA.

MSCS—Morgan Stanley Capital Services LLC.

29

Core Bond Fund

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2020	432	54,155	372
2-Year U.S. Treasury Note	June 2020	177	39,008	19
Ultra Long U.S. Treasury Bond	June 2020	146	32,394	712
30-Year U.S. Treasury Bond	June 2020	37	6,625	(1)
10-Year U.S. Treasury Note	June 2020	22	3,051	(6)
				1,096

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	(231)	(36,043)	(427)
Euro-Bund	June 2020	(68)	(12,938)	8
AUD 3-Year Treasury Bond	June 2020	(105)	(7,564)	(28)
Euro-Bobl	June 2020	(24)	(3,579)	23
Long Gilt	June 2020	(21)	(3,552)	7
AUD 10-Year Treasury Bond	June 2020	(18)	(1,668)	11
Euro-Schatz	June 2020	(8)	(990)	2
Euro-Buxl	June 2020	(4)	(926)	(18)
				(422)
				674

30

Core Bond Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/3/20	PEN	14,715	USD	4,280	7	—
J.P. Morgan Securities LLC	6/16/20	EUR	2,369	USD	2,567	54	—
J.P. Morgan Securities LLC	6/16/20	GBP	585	USD	685	43	—
Bank of America, N.A.	6/16/20	GBP	145	USD	171	10	—
Royal Bank of Canada	6/16/20	GBP	66	USD	76	5	—
Royal Bank of Canada	6/16/20	USD	22,940	EUR	20,469	298	—
Toronto-Dominion Bank	6/16/20	USD	13,255	AUD	21,639	—	(58)
Morgan Stanley Capital Services LLC	6/16/20	USD	4,726	GBP	3,859	—	(74)
Bank of America, N.A.	4/20/20	USD	4,592	ZAR	76,571	324	—
BNP Paribas	4/3/20	USD	4,280	PEN	14,882	—	(55)
BNP Paribas	5/14/20	USD	4,280	PEN	14,737	—	(6)
Goldman Sachs Bank USA	4/14/20	USD	3,904	MXN	93,829	—	(43)
J.P. Morgan Securities LLC	6/16/20	USD	1,682	EUR	1,515	6	—
Deutsche Bank AG	6/16/20	USD	1,125	EUR	1,029	—	(12)
Citigroup Global Markets Inc.	4/20/20	USD	822	ZAR	14,445	17	—
J.P. Morgan Securities LLC	6/16/20	USD	555	EUR	509	—	(7)
Bank of America, N.A.	6/16/20	USD	350	GBP	299	—	(22)
J.P. Morgan Securities LLC	6/16/20	USD	197	GBP	164	—	(6)
HSBC Bank USA, N.A.	6/16/20	USD	125	GBP	107	—	(8)
J.P. Morgan Securities LLC	6/16/20	USD	42	AUD	68	—	—
Deutsche Bank AG	6/16/20	USD	20	GBP	16	—	—
Barclays Bank plc	4/20/20	USD	1	ZAR	10	—	—
						764	(291)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

MXN—Mexican peso.

PEN—Peruvian sol.

USD—U.S. dollar.

ZAR—South African rand.

31

Core Bond Fund

Centrally Cleared Credit Default Swaps
				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount		(Paid	)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%	)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S33-V1	12/20/24	USD	9,043	1.000		(26)	159
CDX-NA-IG-S34-V1	6/20/25	USD	21,330	1.000		(128)	(62)
							97

Credit Protection Purchased
CDX-NA-HY-S33-V2	12/20/24	USD	1,049	(5.000)	62	141
238

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	450	1.000	8	3	5	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	400	1.000	8	4	4	—
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	19	17	2	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	18	16	2	—
BP plc/A1	6/20/25	BARC	1,2001	1.000	(61)	(80)	19	—
Metlife Inc./A3	12/20/21	BARC	100	1.000	1	—	1	—
Metlife Inc./A3	6/20/24	BARC	700	1.000	5	—	5	—
People’s Republic of China/A3	6/20/22	BNPSW	200	1.000	3	1	2	—
Republic of Indonesia/Baa2	6/20/25	BARC	4,880	1.000	(282)	(331)	49	—
					(281)	(370)	89	—

32

Core Bond Fund

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
Bank of China Ltd.	12/20/21	BNPSW	100	(1.000)	(2)	—	—	(2)
Bank of China Ltd.	6/20/22	BNPSW	200	(1.000)	(4)	—	—	(4)
Commerzbank AG	6/20/21	BOANA	505	(1.000)	—	3	—	(3)
Deutsche Bank AG	12/20/22	JPMC	265	(1.000)	9	(1)	10	—
Federative Republic of Brazil	6/20/25	MSCS	4,375	(1.000)	322	572	—	(250)
Lincoln National Corp.	6/20/21	BARC	35	(1.000)	—	—	—	—
Lincoln National Corp.	6/20/21	BARC	25	(1.000)	—	—	—	—
Lincoln National Corp.	12/20/21	BARC	100	(1.000)	(1)	—	—	(1)
McDonald’s Corp.	6/20/22	GSI	325	(1.000)	(6)	(5)	—	(1)
People’s Republic of China	6/20/23	GSI	1,200	(1.000)	(30)	(11)	—	(19)
Republic of Chile	6/20/25	BNPSW	5,110	(1.000)	44	176	—	(132)
Republic of Colombia	6/20/25	JPMC	6,270	(1.000)	360	689	—	(329)
Republic of Colombia	6/20/25	JPMC	3,370	(1.000)	193	412	—	(219)
Republic of Colombia	6/20/25	MSCS	4,600	(1.000)	264	313	—	(49)
Republic of South Africa	6/20/25	GSI	1,190	(1.000)	167	159	8	—
Republic of South Africa	6/20/25	MSCS	2,600	(1.000)	365	376	—	(11)
Republic of Turkey	6/20/25	JPMC	650	(1.000)	124	110	14	—
Societe Generale SA	12/20/21	JPMC	325	(1.000)	(4)	(1)	—	(3)

33

Core Bond Fund

Over-the-Counter Credit Default Swaps (continued)
					Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000
Standard Chartered Bank	12/20/21	JPMC	185	(1.000)	(2)	—	—	(2)
State of Qatar	6/20/22	BOANA	340	(1.000)	(1)	2	—	(3)
State of Qatar	6/20/22	CITNA	660	(1.000)	(3)	3	—	(6)
					1,795	2,797	32	(1,034)
					1,514	2,427	121	(1,034)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America,

N.A. CITNA—Citibank, N.A.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

MSCS—Morgan Stanley Capital Services LLC.

At March 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $783,000 and cash of $3,630,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

34

Core Bond Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation	)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
6/17/21	6/17/20[1]	3,262	1.250	(0.000)	29	1
6/17/22	6/17/20[1]	1,572	1.000	(0.000)	20	3
6/19/23	6/17/20[1]	335	1.000	(0.000)	6	1
6/17/24	6/17/20[1]	138	1.000	(0.000)	3	1
1/29/30	N/A	853	1.550	(1.775)	68	68
2/4/30	N/A	295	1.448	(1.751)	21	21
2/19/30	N/A	928	1.558	(1.692)	75	75
2/25/30	N/A	3,160	1.408	(1.679)	211	207
2/27/30	N/A	723	1.261	(1.638)	38	38
					471	415

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2 Fixed interest payment received/paid semiannually.

3 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Core Bond Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,445,445)	1,467,907
Affiliated Issuers (Cost $25)	25
Total Investments in Securities	1,467,932
Investment in Vanguard	69
Foreign Currency, at Value (Cost $536)	545
Receivables for Investment Securities Sold	417,488
Receivables for Accrued Income	8,183
Receivables for Capital Shares Issued	3,750
Swap Premiums Paid	2,856
Variation Margin Receivable—Futures Contracts	362
Variation Margin Receivable—Centrally Cleared Swap Contracts	15
Unrealized Appreciation—Forward Currency Contracts	764
Unrealized Appreciation—Over-the-Counter Swap Contracts	121
Total Assets	1,902,085
Liabilities
Due to Custodian	50,467
Payables for Investment Securities Purchased	364,478
Payables for Capital Shares Redeemed	1,764
Payables for Distributions	554
Payables to Vanguard	132
Options Written, at Value (Premiums Received $1,271)	1,546
Swap Premiums Received	429
Variation Margin Payable—Futures Contracts	710
Variation Margin Payable—Centrally Cleared Swap Contracts	99
Unrealized Depreciation—Forward Currency Contracts	291
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,034
Total Liabilities	421,504
Net Assets	1,480,581

36

Core Bond Fund

Statement of Assets and Liabilities (continued)

At March 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	1,428,079
Total Distributable Earnings (Loss)	52,502
Net Assets	1,480,581

Investor Shares—Net Assets
Applicable to 14,085,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	147,076
Net Asset Value Per Share—Investor Shares	$10.44

Admiral Shares—Net Assets
Applicable to 63,872,135 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,333,505
Net Asset Value Per Share—Admiral Shares	$20.88

See accompanying Notes, which are an integral part of the Financial Statements.

37

Core Bond Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Interest[1]	18,060
Total Income	18,060
Expenses
The Vanguard Group—Note B
Investment Advisory Services	87
Management and Administrative—Investor Shares	138
Management and Administrative—Admiral Shares	458
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	48
Custodian Fees	27
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	5
Total Expenses	777
Net Investment Income	17,283
Realized Net Gain (Loss)
Investment Securities Sold[1]	26,268
Futures Contracts	6,104
Options Purchased	251
Options Written	1,590
Swap Contracts	5,911
Forward Currency Contracts	3,271
Foreign Currencies	(1,903)
Realized Net Gain (Loss)	41,492
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(13,769)
Futures Contracts	(646)
Options Purchased	(43)
Options Written	(408)
Swap Contracts	(313)
Forward Currency Contracts	322
Foreign Currencies	8
Change in Unrealized Appreciation (Depreciation)	(14,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,926

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $299,000, ($26,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

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Core Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,283	34,768
Realized Net Gain (Loss)	41,492	7,565
Change in Unrealized Appreciation (Depreciation)	(14,849)	62,540
Net Increase (Decrease) in Net Assets Resulting from Operations	43,926	104,873
Distributions[1]
Investor Shares	(1,652)	(2,881)
Admiral Shares	(16,285)	(31,289)
Total Distributions	(17,937)	(34,170)
Capital Share Transactions
Investor Shares	27,961	30,625
Admiral Shares	196,003	144,394
Net Increase (Decrease) from Capital Share Transactions	223,964	175,019
Total Increase (Decrease)	249,953	245,722
Net Assets
Beginning of Period	1,230,628	984,906
End of Period	1,480,581	1,230,628

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Core Bond Fund

Financial Highlights

Investor Shares

	Six Months				March 10,
	Ended	Year Ended September 30,			2016[1] to
	March 31,				Sept. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.24	$9.59	$10.00	$10.26	$10.00
Investment Operations
Net Investment Income	.124[2]	.311[2]	.269[2]	.217[2]	.097
Net Realized and Unrealized Gain (Loss) on Investments	.205	.645	(.400)	(.219)	.259
Total from Investment Operations	.329	.956	(.131)	(.002)	.356
Distributions
Dividends from Net Investment Income	(.129)	(.306)	(.279)	(.197)	(.096)
Distributions from Realized Capital Gains	—	—	—	(.061)	—
Total Distributions	(.129)	(.306)	(.279)	(.258)	(.096)
Net Asset Value, End of Period	$10.44	$10.24	$9.59	$10.00	$10.26

Total Return[3]	3.23%	10.15%	-1.32%	0.03%	3.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147	$117	$80	$91	$65
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.25%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	2.41%	3.16%	2.76%	2.18%	2.00%[5]
Portfolio Turnover Rate[4]	276%	406%	263%	232%	229%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Subscription period for the fund was March 10, 2016, to March 24, 2016, during which time all assets were held in money market instruments. Performance measurement began March 28, 2016, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 95%, 32%, 60%, 81%, and 58% attributable to mortgage-dollar-roll activity.
5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Core Bond Fund

Financial Highlights

Admiral Shares

	Six Months				March 10,
	Ended	Year Ended September 30,			2016[1] to
	March 31,				Sept. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.48	$19.18	$20.00	$20.53	$20.00
Investment Operations
Net Investment Income	.264[2]	.651[2]	.563[2]	.454[2]	.205
Net Realized and Unrealized Gain (Loss) on Investments	.408	1.290	(.800)	(.445)	.528
Total from Investment Operations	.672	1.941	(.237)	.009	.733
Distributions
Dividends from Net Investment Income	(.272)	(.641)	(.583)	(.417)	(.203)
Distributions from Realized Capital Gains	—	—	—	(.122)	—
Total Distributions	(.272)	(.641)	(.583)	(.539)	(.203)
Net Asset Value, End of Period	$20.88	$20.48	$19.18	$20.00	$20.53

Total Return[3]	3.30%	10.31%	-1.19%	0.10%	3.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,334	$1,114	$905	$794	$578
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.13%	0.15%	0.15%[5]
Ratio of Net Investment Income to Average Net Assets	2.56%	3.31%	2.88%	2.28%	2.10%[5]
Portfolio Turnover Rate[4]	276%	406%	263%	232%	229%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Subscription period for the fund was March 10, 2016, to March 24, 2016, during which time all assets were held in money market instruments. Performance measurement began March 28, 2016, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 95%, 32%, 60%, 81%, and 58% attributable to mortgage-dollar-roll activity.
5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Core Bond Fund

Notes to Financial Statements

Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications.

Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

42

Core Bond Fund

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented 16% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value

43

Core Bond Fund

of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended March 31, 2020, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract.

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Core Bond Fund

The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended March 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 11% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

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Core Bond Fund

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended March 31, 2020, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

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Core Bond Fund

At March 31, 2020, counterparties had deposited in segregated accounts cash of $110,000 in connection with TBA transactions.

8.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

47

Core Bond Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $69,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Core Bond Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	801,469	—	801,469
Asset-Backed/Commercial Mortgage-Backed Securities	—	130,943	—	130,943
Corporate Bonds	—	435,289	—	435,289
Sovereign Bonds	—	94,829	—	94,829
Taxable Municipal Bonds	—	4,520	—	4,520
Temporary Cash Investments	25	—	—	25
Options Purchased	—	857	—	857
Total	25	1,467,907	—	1,467,932
Derivative Financial Instruments
Assets
Futures Contracts[1]	362	—	—	362
Forward Currency Contracts	—	764	—	764
Swap Contracts	15[1]	121	—	136
Total	377	885	—	1,262
Liabilities
Options Written	—	1,546	—	1,546
Futures Contracts[1]	710	—	—	710
Forward Currency Contracts	—	291	—	291
Swap Contracts	99[1]	1,034	—	1,133
Total	809	2,871	—	3,680

1 Represents variation margin on the last day of the reporting period.

49

Core Bond Fund

D. At March 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
Interest Rate		Exchange	Credit
Contracts		Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Options Purchased	857	—	—	857
Swap Premiums Paid	—	—	2,856	2,856
Variation Margin Receivable—Futures Contracts	362	—	—	362
Variation Margin Receivable—Centrally Cleared Swap Contracts	3	—	12	15
Unrealized Appreciation—Forward Currency Contracts	—	764	—	764
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	121	121
Total Assets	1,222	764	2,989	4,975

Options Written	1,546	—	—	1,546
Swap Premiums Received	—	—	429	429
Variation Margin Payable—Futures Contracts	710	—	—	710
Variation Margin Payable—Centrally Cleared
Variation Margin Payable—Centrally Cleared Swap Contracts	36	—	63	99
Unrealized Depreciation—Forward Currency Contracts	—	291	—	291
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	1,034	1,034
Total Liabilities	2,292	291	1,526	4,109

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2020, were:

		Foreign
	Interest Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	6,104	—	—	6,104
Options Purchased	486	—	(235)	251
Options Written	1,120	—	470	1,590
Swap Contracts	158	—	5,753	5,911
Forward Currency Contracts	—	3,271	—	3,271
Realized Net Gain (Loss) on Derivatives	7,868	3,271	5,988	17,127

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(646)	—	—	(646)
Options Purchased	(108)	—	65	(43)
Options Written	(285)	—	(123)	(408)
Swap Contracts	403	—	(716)	(313)
Forward Currency Contracts	—	322	—	322
Change in Unrealized Appreciation(Depreciation) on Derivatives	(636)	322	(774)	(1,088)

50

Core Bond Fund

E. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,445,663
Gross Unrealized Appreciation	63,933
Gross Unrealized Depreciation	(39,896)
Net Unrealized Appreciation (Depreciation)	24,037

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $12,750,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended March 31, 2020, the fund purchased $603,126,000 of investment securities and sold $522,863,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,141,806,000 and $2,940,689,000, respectively.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2020		September 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	63,734	6,165	67,150	6,786
Issued in Lieu of Cash Distributions	1,464	142	2,518	255
Redeemed	(37,237)	(3,613)	(39,043)	(3,977)
Net Increase (Decrease)—Investor Shares	27,961	2,694	30,625	3,064
Admiral Shares
Issued	436,086	21,138	597,329	30,357
Issued in Lieu of Cash Distributions	13,269	642	25,663	1,304
Redeemed	(253,352)	(12,310)	(478,598)	(24,458)
Net Increase (Decrease)—Admiral Shares	196,003	9,470	144,394	7,203

H. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

51

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Core Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2016, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

52

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

53

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

54

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q13202 052020

Semiannual Report | March 31, 2020

Vanguard Emerging Markets Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	30

Liquidity Risk Management	32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Bond Fund	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$919.74	$2.88
Admiral™ Shares	1,000.00	921.11	2.16
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.00	$3.03
Admiral Shares	1,000.00	1,022.75	2.28

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.60% for Investor Shares and 0.45% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

Emerging Markets Bond Fund

Fund Allocation

As of March 31, 2020

Mexico	7.6%
Panama	6.9
Chile	5.5
Russia	5.4
South Africa	4.9
Indonesia	4.5
Guatemala	4.2
Dominican Republic	3.9
Brazil	3.6
Kazakhstan	3.3
Ukraine	3.3
Paraguay	3.1
Azerbaijan	2.5
Romania	2.4
Jamaica	2.4
Peru	2.2
United Arab Emirates	2.2
Supranational	2.1
Turkey	2.1
Israel	2.0
Bahrain	1.8
Costa Rica	1.7
Honduras	1.6
Ecuador	1.4
Senegal	1.4
Angola	1.4
Trinidad and Tobago	1.3
Philippines	1.2
Argentina	1.2
India	1.1
Saudi Arabia	1.1
Cote d'lvoire	1.0
Croatia	1.0
Uzbekistan	1.0
Other	7.7

The table reflects the fund's investments, except for short-term investments and derivatives.

3

Emerging Markets Bond Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Angola (1.3%)
Sovereign Bonds (1.3%)
Republic of Angola	9.500%	11/12/25	3,000	1,215
[1] Republic of Angola	9.125%	11/26/49	4,000	1,680
Republic of Angola	9.125%	11/26/49	7,400	2,883
Total Angola (Cost $11,394)				5,778
Argentina (1.2%)
Sovereign Bonds (1.2%)
Argentine Republic	4.625%	1/11/23	500	139
Argentine Republic	6.875%	1/26/27	4,312	1,186
Argentine Republic	5.875%	1/11/28	11,301	3,086
[2] Argentine Republic	3.750%	12/31/38	700	205
Argentine Republic	6.875%	1/11/48	2,000	515
Total Argentina (Cost $10,127)				5,131
Armenia (0.6%)
Sovereign Bonds (0.6%)
Republic of Armenia	3.950%	9/26/29	3,000	2,632
Total Armenia (Cost $3,018)				2,632
Azerbaijan (2.4%)
Sovereign Bonds (2.4%)
Republic of Azerbaijan	4.750%	3/18/24	3,000	2,918
[2] Republic of Azerbaijan	3.500%	9/1/32	2,000	1,656
[3] Southern Gas Corridor CJSC	6.875%	3/24/26	5,800	5,917
Total Azerbaijan (Cost $11,774)				10,491
Bahrain (1.8%)
Sovereign Bonds (1.8%)
Kingdom of Bahrain	7.000%	10/12/28	8,500	7,747
Total Bahrain (Cost $9,883)				7,747
Brazil (3.4%)
Corporate Bonds (1.7%)
[1] Suzano Austria GmbH	7.000%	3/16/47	2,830	2,722
Vale Overseas Ltd.	6.250%	8/10/26	227	248
Vale Overseas Ltd.	6.875%	11/21/36	4,000	4,385
				7,355

4

Emerging Markets Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sovereign Bonds (1.7%)
Petrobras Global Finance BV	5.299%	1/27/25	7,245	6,810
Petrobras Global Finance BV	5.999%	1/27/28	960	915
				7,725
Total Brazil (Cost $16,864)				15,080
Cameroon (0.1%)
Sovereign Bonds (0.1%)
[2] Republic of Cameroon	9.500%	11/19/25	700	630
Total Cameroon (Cost $754)				630
Chile (5.3%)
Corporate Bonds (1.9%)
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	600	478
[1] Colbun SA	3.150%	3/6/30	3,800	3,265
[1] Sociedad Quimica y Minera de Chile SA	4.250%	1/22/50	5,800	4,640
				8,383
Sovereign Bonds (3.4%)
[1] Banco del Estado de Chile	2.704%	1/9/25	2,500	2,547
Empresa Nacional del Petroleo	4.750%	12/6/21	200	198
Empresa Nacional del Petroleo	4.375%	10/30/24	7,755	7,513
Empresa Nacional del Petroleo	3.750%	8/5/26	2,250	2,083
[2] Empresa Nacional del Petroleo	5.250%	11/6/29	2,500	2,449
				14,790
Total Chile (Cost $26,017)				23,173
China (0.4%)
Sovereign Bonds (0.4%)
State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,500	1,605
Total China (Cost $1,467)				1,605
Colombia (0.8%)
Corporate Bonds (0.6%)
[1] Grupo Aval Ltd.	4.375%	2/4/30	3,200	2,592

Sovereign Bonds (0.2%)
[2] Republic of Colombia	4.500%	1/28/26	183	184
Republic of Colombia	10.375%	1/28/33	615	827
				1,011
Total Colombia (Cost $4,308)				3,603
Costa Rica (1.6%)
Sovereign Bonds (1.6%)
[1] Republic of Costa Rica	9.995%	8/1/20	75	75
Republic of Costa Rica	4.375%	4/30/25	2,200	1,811
[1,2] Republic of Costa Rica	6.125%	2/19/31	4,800	4,056
Republic of Costa Rica	7.000%	4/4/44	1,400	1,111
Total Costa Rica (Cost $8,296)				7,053
Cote d’Ivoire (1.0%)
Sovereign Bonds (1.0%)
[4] Republic of Cote d’Ivoire	6.875%	10/17/40	4,600	4,305
Total Cote d’lvoire (Cost $5,434)				4,305

5

Emerging Markets Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Croatia (0.9%)
Sovereign Bonds (0.9%)
[4] Republic of Croatia	3.000%	3/20/27	500	586
[4] Republic of Croatia	1.125%	6/19/29	3,500	3,518
Total Croatia (Cost $4,597)				4,104
Dominican Republic (3.7%)
Sovereign Bonds (3.7%)
[2] Dominican Republic	7.500%	5/6/21	3,667	3,649
Dominican Republic	6.400%	6/5/49	5,990	5,211
Dominican Republic	5.875%	1/30/60	2,800	2,345
[1] Dominican Republic	5.875%	1/30/60	6,100	5,088
Total Dominican Republic (Cost $18,792)				16,293
Ecuador (1.4%)
Sovereign Bonds (1.4%)
Republic of Ecuador	10.750%	3/28/22	3,500	1,155
Republic of Ecuador	7.875%	3/27/25	2,000	572
Republic of Ecuador	8.875%	10/23/27	2,740	741
Republic of Ecuador	7.875%	1/23/28	5,500	1,523
Republic of Ecuador	10.750%	1/31/29	3,000	847
Republic of Ecuador	9.500%	3/27/30	4,200	1,227
Total Ecuador (Cost $11,412)				6,065
Egypt (0.5%)
Sovereign Bonds (0.5%)
Arab Republic of Egypt	8.700%	3/1/49	2,900	2,400
Total Egypt (Cost $2,900)				2,400
El Salvador (0.4%)
Sovereign Bonds (0.4%)
[2] Republic of El Salvador	7.125%	1/20/50	300	232
[1,2] Republic of El Salvador	7.125%	1/20/50	2,080	1,602
Total El Salvador (Cost $2,271)				1,834
Gabon (0.7%)
Sovereign Bonds (0.7%)
[2] Gabonese Republic	6.375%	12/12/24	1,153	785
[2] Gabonese Republic	6.625%	2/6/31	3,965	2,431
Total Gabon (Cost $3,764)				3,216
Ghana (0.8%)
Sovereign Bonds (0.8%)
[1,2] Republic of Ghana	8.750%	3/11/61	5,000	3,469
Total Ghana (Cost $4,931)				3,469
Guatemala (4.0%)
Sovereign Bonds (4.0%)
Republic of Guatemala	4.500%	5/3/26	800	777
Republic of Guatemala	4.375%	6/5/27	6,500	6,240
Republic of Guatemala	4.875%	2/13/28	2,530	2,467
[2] Republic of Guatemala	4.900%	6/1/30	8,300	7,973
Total Guatemala (Cost $19,221)				17,457

6

Emerging Markets Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honduras (1.5%)
Sovereign Bonds (1.5%)
[2] Republic of Honduras	7.500%	3/15/24	700	686
Republic of Honduras	6.250%	1/19/27	6,746	6,139
Total Honduras (Cost $7,944)				6,825
India (1.0%)
Sovereign Bonds (1.0%)
Export-Import Bank of India	3.875%	3/12/24	500	496
[1] Export-Import Bank of India	3.875%	2/1/28	1,315	1,227
NTPC Ltd.	3.750%	4/3/24	3,000	2,838
Total India (Cost $4,859)				4,561
Indonesia (4.3%)
Sovereign Bonds (4.3%)
[1,4] Perusahaan Listrik Negara PT	1.875%	11/5/31	4,400	4,444
Perusahaan Listrik Negara PT	5.250%	10/24/42	400	389
Perusahaan Listrik Negara PT	6.150%	5/21/48	600	641
Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	200	205
Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	300	300
Republic of Indonesia	4.750%	1/8/26	5,500	5,816
Republic of Indonesia	4.625%	4/15/43	6,800	7,181
Total Indonesia (Cost $20,079)				18,976
Israel (1.8%)
Sovereign Bonds (1.8%)
State of Israel	4.500%	4/3/20	8,000	8,000
Total Israel (Cost $8,000)				8,000
Jamaica (2.3%)
Sovereign Bonds (2.3%)
Jamaica	6.750%	4/28/28	8,688	8,949
Jamaica	7.875%	7/28/45	1,000	1,047
Total Jamaica (Cost $11,573)				9,996
Jordan (0.2%)
Sovereign Bonds (0.2%)
Hashemite Kingdom of Jordan	6.125%	1/29/26	500	456
Hashemite Kingdom of Jordan	7.375%	10/10/47	500	419
Total Jordan (Cost $986)				875
Kazakhstan (3.1%)
Sovereign Bonds (3.1%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,925	8,667
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	627
KazMunayGas National Co. JSC	4.400%	4/30/23	700	686
KazMunayGas National Co. JSC	6.375%	10/24/48	1,750	1,756
Republic of Kazakhstan	4.875%	10/14/44	1,800	2,043
Total Kazakhstan (Cost $14,576)				13,779

7

Emerging Markets Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lebanon (0.7%)
Sovereign Bonds (0.7%)
* Lebanese Republic	8.250%	4/12/21	2,430	459
* Lebanese Republic	6.100%	10/4/22	2,250	417
* Lebanese Republic	6.650%	4/22/24	2,890	533
* Lebanese Republic	7.000%	3/20/28	4,865	730
* Lebanese Republic	6.650%	2/26/30	4,900	906
Total Lebanon (Cost $5,254)				3,045
Mexico (7.3%)
Sovereign Bonds (7.3%)
Petroleos Mexicanos	5.950%	1/28/31	2,430	1,671
Petroleos Mexicanos	6.375%	1/23/45	2,360	1,497
Petroleos Mexicanos	5.625%	1/23/46	1	1
Petroleos Mexicanos	6.750%	9/21/47	2,400	1,564
[1] Petroleos Mexicanos	6.950%	1/28/60	7,315	4,841
[5] United Mexican States	4.000%	10/2/23	12,200	12,444
[6] United Mexican States	7.750%	11/13/42	120,000	4,945
United Mexican States	4.350%	1/15/47	5,460	5,227
Total Mexico (Cost $36,173)				32,190
Nigeria (0.1%)
Sovereign Bonds (0.1%)
Federal Republic of Nigeria	7.625%	11/28/47	1,000	662
Total Nigeria (Cost $963)				662
Oman (0.7%)
Sovereign Bonds (0.7%)
Sultanate of Oman	6.750%	1/17/48	4,780	3,113
Total Oman (Cost $4,487)				3,113
Panama (6.6%)
Sovereign Bonds (6.6%)
[2] Republic of Panama	4.000%	9/22/24	11,845	12,200
Republic of Panama	7.125%	1/29/26	5,200	6,201
Republic of Panama	8.875%	9/30/27	500	670
[2] Republic of Panama	3.875%	3/17/28	200	212
[2] Republic of Panama	4.500%	4/1/56	9,139	9,923
Total Panama (Cost $28,956)				29,206
Paraguay (3.0%)
Sovereign Bonds (3.0%)
Republic of Paraguay	4.625%	1/25/23	5,060	5,060
Republic of Paraguay	5.000%	4/15/26	200	203
[1] Republic of Paraguay	6.100%	8/11/44	280	286
Republic of Paraguay	6.100%	8/11/44	330	342
Republic of Paraguay	5.600%	3/13/48	4,230	4,244
[2] Republic of Paraguay	5.400%	3/30/50	500	495
[1,2] Republic of Paraguay	5.400%	3/30/50	2,780	2,492
Total Paraguay (Cost $14,573)				13,122

8

Emerging Markets Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Peru (2.1%)
Sovereign Bonds (2.1%)
Corp. Financiera de Desarrollo SA	4.750%	7/15/25	900	876
[2] Corp. Financiera de Desarrollo SA	5.250%	7/15/29	3,056	2,966
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,000	994
[1,7] Republic of Peru	6.150%	8/12/32	14,000	4,315
Total Peru (Cost $9,976)				9,151
Philippines (1.2%)
Sovereign Bonds (1.2%)
Republic of the Philippines	3.000%	2/1/28	4,800	4,948
Republic of the Philippines	3.950%	1/20/40	200	216
Total Philippines (Cost $5,413)				5,164
Qatar (0.2%)
Sovereign Bonds (0.2%)
State of Qatar	4.500%	4/23/28	200	220
State of Qatar	4.000%	3/14/29	577	617
Total Qatar (Cost $882)				837
Romania (2.3%)
Sovereign Bonds (2.3%)
[4] Republic of Romania	2.500%	2/8/30	2,665	2,926
[4] Republic of Romania	2.124%	7/16/31	2,987	3,007
[1,4] Republic of Romania	2.000%	1/28/32	2,222	2,183
[1,4] Republic of Romania	3.375%	1/28/50	2,091	2,048
Total Romania (Cost $11,455)				10,164
Russia (5.2%)
Sovereign Bonds (5.2%)
Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	8,500	8,865
Gtlk Europe Capital DAC	4.949%	2/18/26	5,000	4,514
[8] Russian Federation	7.050%	1/19/28	419,300	5,471
Russian Federation	5.100%	3/28/35	3,000	3,459
Russian Federation	5.625%	4/4/42	200	244
Russian Federation	5.875%	9/16/43	200	249
Total Russia (Cost $24,694)				22,802
Saudi Arabia (1.0%)
Sovereign Bonds (1.0%)
Kingdom of Saudi Arabia	3.250%	10/26/26	3,000	2,997
Kingdom of Saudi Arabia	4.625%	10/4/47	1,500	1,537
Total Saudi Arabia (Cost $4,774)				4,534
Senegal (1.4%)
Sovereign Bonds (1.4%)
[2] Republic of Senegal	6.750%	3/13/48	7,150	5,888
[1,2] Republic of Senegal	6.750%	3/13/48	200	164
Total Senegal (Cost $6,958)				6,052

9

Emerging Markets Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Africa (4.6%)
Sovereign Bonds (4.6%)
Republic of South Africa	4.875%	4/14/26	8,930	7,892
[9] Republic of South Africa	7.000%	2/28/31	61,650	2,449
[9] Republic of South Africa	6.250%	3/31/36	97,400	3,301
[9] Republic of South Africa	6.500%	2/28/41	76,250	2,526
Republic of South Africa	5.750%	9/30/49	5,850	4,212
Total South Africa (Cost $25,747)				20,380
Sri Lanka (0.1%)
Sovereign Bonds (0.1%)
Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	550	318
Total Sri Lanka (Cost $281)				318
Supranational (2.0%)
Sovereign Bonds (2.0%)
[1] African Export-Import Bank	3.994%	9/21/29	2,000	1,720
Arab Petroleum Investments Corp.	4.125%	9/18/23	3,000	2,999
Banque Ouest Africaine de Developpement	5.500%	5/6/21	1,000	1,002
Banque Ouest Africaine de Developpement	5.000%	7/27/27	500	452
[1] Banque Ouest Africaine de Developpement	4.700%	10/22/31	3,000	2,678
Total Supranational (Cost $9,603)				8,851
Trinidad and Tobago (1.2%)
Sovereign Bonds (1.2%)
Republic of Trinidad and Tobago	4.500%	8/4/26	5,800	5,246
Total Trinidad and Tobago (Cost $5,987)				5,246
Turkey (2.0%)
Sovereign Bonds (2.0%)
Republic of Turkey	5.250%	3/13/30	9,100	7,371
Republic of Turkey	5.750%	5/11/47	2,000	1,478
Total Turkey (Cost $10,110)				8,849
Ukraine (3.2%)
Sovereign Bonds (3.2%)
Ukraine	7.750%	9/1/23	200	187
[10] Ukraine	11.670%	11/22/23	43,093	1,205
Ukraine	8.994%	2/1/24	500	469
Ukraine	7.750%	9/1/25	7,950	7,205
Ukraine	7.750%	9/1/26	1,500	1,373
[2] Ukreximbank Via Biz Finance plc	9.750%	1/22/25	400	380
MHP Lux SA	6.250%	9/19/29	3,500	2,909
Total Ukraine (Cost $15,979)				13,728
United Arab Emirates (2.1%)
Sovereign Bonds (2.1%)
Emirate of Abu Dhabi	3.125%	9/30/49	9,775	9,090
Total United Arab Emirates (Cost $9,496)				9,090
Uruguay (0.3%)
Sovereign Bonds (0.3%)
[2] Oriental Republic of Uruguay	4.375%	1/23/31	1,050	1,116
Total Uruguay (Cost $1,104)				1,116

10

Emerging Markets Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Uzbekistan (0.9%)
	Sovereign Bonds (0.9%)
	Republic of Uzbekistan	4.750%	2/20/24	1,500	1,468
	Republic of Uzbekistan	5.375%	2/20/29	2,550	2,502
	Total Uzbekistan (Cost $4,193)				3,970
	Venezuela (0.1%)
	Sovereign Bonds (0.1%)
*	Bolivarian Republic of Venezuela	11.750%	10/21/26	640	58
*	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,500	135
*,2	Petroleos de Venezuela SA	6.000%	11/15/26	2,850	199
*	Petroleos de Venezuela SA	5.375%	4/12/27	462	32
	Total Venezuela (Cost $1,360)				424
	Vietnam (0.4%)
	Sovereign Bonds (0.4%)
	Socialist Republic of Vietnam	4.800%	11/19/24	1,800	1,758
	Total Vietnam (Cost $1,985)				1,758

				Shares
	Temporary Cash Investments (1.4%)
	Money Market Fund (1.4%)
[11]	Vanguard Market Liquidity Fund	0.943%		61,003	6,093
Total Temporary Cash Investments (Cost $6,094)					6,093

11

Emerging Markets Bond Fund

				Notional	Market
		Expiration	Exercise	Amount	Value•
	Counterparty	Date	Price	($000)	($000)
Options Purchased (0.0%)
Foreign Currency Options
Call Options
EUR	DBAG	4/22/21	USD 1.190	EUR 5,000	36

Put Options
EUR	DBAG	4/21/21	USD 1.175	EUR 13,000	992
USD	BOANA	8/19/21	JPY 102.00	USD 29,000	853
USD	BNPSW	7/21/22	JPY 95.100	USD 10,000	258
					2,103
Total Options Purchased (Cost $1,182)					2,139
Total Investments (96.6%) (Cost $492,920)					427,082
Other Assets and Liabilities—Net (3.4%)[12]					14,892
Net Assets (100%)					441,974

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security—security in default.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $58,134,000, representing 13.2% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Guaranteed by the Republic of Azerbaijan.
4	Face amount denominated in euro.
5	Securities with a value of $1,856,000 have been segregated as initial margin for open futures contracts.
6	Face amount denominated in Mexican pesos.
7	Face amount denominated in Peruvian soles.
8	Face amount denominated in Russian rubles.
9	Face amount denominated in South African rand.
10	Face amount denominated in Ukrainian hryvnia.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Cash of $3,230,000 has been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.

12

Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
10-Year U.S. Treasury Note	June 2020	297	41,190	329
Ultra Long U.S. Treasury Bond	June 2020	10	2,219	(10)
				319

Short Futures Contracts
5-Year U.S. Treasury Note	June 2020	(444)	(55,660)	(765)
30-Year U.S. Treasury Bond	June 2020	(85)	(15,220)	(544)
Euro-Buxl	June 2020	(21)	(4,861)	168
Ultra 10-Year U.S. Treasury Note	June 2020	(7)	(1,092)	(32)
				(1,173)
				(854)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	5/5/20	BRL	50,995	USD	9,955	—	(165)
Standard Chartered Bank	4/14/20	EUR	9,098	USD	9,713	327	—
HSBC Bank USA, N.A.	4/14/20	MXN	173,717	USD	7,522	—	(215)
Royal Bank of Canada	4/2/20	BRL	35,002	USD	7,305	—	(569)
Goldman Sachs Bank USA	4/14/20	ZAR	117,967	USD	7,082	—	(501)
Deutsche Bank AG	4/14/20	JPY	746,493	USD	6,720	228	—
Standard Chartered Bank	4/3/20	RUB	455,852	USD	5,845	—	(44)
Morgan Stanley Capital
Services LLC	4/3/20	RUB	302,908	USD	4,555	—	(700)
BNP Paribas	4/14/20	JPY	441,902	USD	4,100	13	—
BNP Paribas	4/3/20	PEN	13,924	USD	4,050	6	—
Barclays Bank plc	4/14/20	MXN	94,748	USD	3,900	85	—
Morgan Stanley Capital
Services LLC	4/14/20	JPY	368,727	USD	3,496	—	(65)
BNP Paribas	4/3/20	COP	12,225,480	USD	3,000	9	—
Morgan Stanley Capital
Services LLC	4/2/20	BRL	13,116	USD	2,915	—	(391)
Goldman Sachs Bank USA	4/2/20	BRL	13,664	USD	2,890	—	(260)
Standard Chartered Bank	4/9/20	IDR	44,763,200	USD	2,770	—	(28)

13

Emerging Markets Bond Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	4/3/20	KRW	3,342,776	USD	2,730	16	—
Barclays Bank plc	4/9/20	IDR	39,589,550	USD	2,695	—	(270)
Standard Chartered Bank	5/15/20	KRW	3,278,598	USD	2,694	3	—
Citigroup Global Markets Inc.	4/3/20	RUB	166,194	USD	2,050	65	—
Bank of America, N.A.	4/3/20	RUB	31,963	USD	475	—	(68)
Bank of America, N.A.	4/14/20	MXN	7,234	USD	322	—	(18)
State Street Bank & Trust Co.	4/14/20	ZAR	3,044	USD	173	—	(3)
Standard Chartered Bank	4/14/20	USD	12,008	JPY	1,287,986	20	—
Royal Bank of Canada	4/2/20	USD	9,955	BRL	50,910	157	—
Bank of America, N.A.	4/14/20	USD	9,384	EUR	8,456	53	—
Bank of America, N.A.	4/14/20	USD	7,086	ZAR	119,468	422	—
Standard Chartered Bank	5/14/20	USD	5,845	RUB	458,891	45	—
BNP Paribas	4/9/20	USD	5,465	IDR	78,229,289	673	—
Goldman Sachs Bank USA	4/14/20	USD	4,685	MXN	112,595	—	(51)
Goldman Sachs Bank USA	4/3/20	USD	4,585	RUB	306,268	687	—
BNP Paribas	5/14/20	USD	4,050	PEN	13,945	—	(5)
BNP Paribas	4/3/20	USD	4,050	PEN	14,469	—	(165)
BNP Paribas	4/14/20	USD	3,900	ZAR	70,315	—	(23)
J.P. Morgan Securities LLC	4/2/20	USD	3,155	BRL	14,801	307	—
Bank of America, N.A.	4/3/20	USD	3,040	RUB	202,251	466	—
BNP Paribas	5/14/20	USD	3,000	COP	12,264,480	—	(10)
Royal Bank of Canada	4/3/20	USD	3,000	COP	10,395,000	441	—
Morgan Stanley Capital
Services LLC	4/3/20	USD	2,900	RUB	226,664	16	—
BNP Paribas	4/3/20	USD	2,730	KRW	3,298,905	20	—
BNP Paribas	5/14/20	USD	2,730	KRW	3,338,299	—	(16)
Bank of America, N.A.	4/15/20	USD	2,600	RUB	203,346	18	—
Bank of America, N.A.	4/3/20	USD	2,400	RUB	191,928	—	(42)
HSBC Bank USA, N.A.	4/15/20	USD	1	ZAR	21	—	—
BNP Paribas	7/22/22	USD	6,183	JPY	622,050	247	—
BNP Paribas	8/22/22	USD	3,500	JPY	349,895	162	—
						4,486	(3,609)

BRL—Brazilian real.

COP—Colombia peso.

EUR—euro.

IDR—Indonesian rupiah.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

PEN—Peruvian sol.

RUB—Russian ruble.

USD—U.S. dollar.

ZAR—South African rand.

14

Emerging Markets Bond Fund

Over-the-Counter Credit Default Swaps

							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			(Received )	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	Paid	Appreciation	(Depreciation	)
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Federative
Republic of
Brazil/Ba2	6/20/25	BNPSW	1,860	1.000		(152)	(206)	54	—
Oriental
Republic of
Uruguay/Baa2	9/20/20	BOANA	5,000	1.000		12	10	2	—
Republic of
Chile/Aa3	6/20/25	BNPSW	7,450	1.000		(138)	(256)	118	—
Republic of
Colombia/Baa2	6/20/25	JPMC	5,050	1.000		(337)	(554)	217	—
Republic of
Indonesia/Baa2	6/20/25	BARC	11,210	1.000		(647)	(909)	262	—
Republic of
Indonesia/Baa2	6/20/25	BARC	9,300	1.000		(537)	(630)	93	—
Russian
Federation/Ba1	6/20/25	GSI	22,060	1.000		(1,101)	(1,627)	526	—
United Mexican
States/A3	6/20/25	GSI	9,465	1.000		(648)	(701)	53	—
						(3,548)	(4,873)	1,325	—

Credit Protection Purchased
Republic of
South Africa	6/20/25	GSI	6,880	(1.000)		966	921	45	—
Republic
of Turkey	6/20/25	JPMC	4,700	(1.000)		899	798	101	—
						1,865	1,719	146	—
						(1,683)	(3,154)	1,471	—

1 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America NA.

CITNA—Citibank N.A.

DBAG—Deutsche Bank AG.

GSI—Goldman Sachs International.

JPMC—JP Morgan Chase Bank NA.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

At March 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $4,389,000 and cash of $970,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Emerging Markets Bond Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $486,826)	420,989
Affiliated Issuers (Cost $6,094)	6,093
Total Investments in Securities	427,082
Investment in Vanguard	28
Cash	996
Cash Collateral Pledged—Forward Currency Contracts and Over-the-Counter Swap Contracts	3,230
Foreign Currency, at Value (Cost $7)	7
Receivables for Investment Securities Sold	30,866
Receivables for Accrued Income	6,197
Receivables for Capital Shares Issued	1,168
Swap Premiums Paid	1,729
Variation Margin Receivable—Futures Contracts	269
Unrealized Appreciation—Forward Currency Contracts	4,486
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,471
Total Assets	477,529
Liabilities
Payables for Investment Securities Purchased	24,500
Payables for Capital Shares Redeemed	2,058
Payables for Distributions	279
Swap Premiums Received	4,883
Payables to Vanguard	119
Variation Margin Payable—Futures Contracts	107
Unrealized Depreciation—Forward Currency Contracts	3,609
Total Liabilities	35,555
Net Assets	441,974

16

Emerging Markets Bond Fund

Statement of Assets and Liabilities (continued)

At March 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	502,453
Total Distributable Earnings (Loss)	(60,479)
Net Assets	441,974

Investor Shares—Net Assets
Applicable to 7,105,322 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	70,438
Net Asset Value Per Share—Investor Shares	$9.91

Admiral Shares—Net Assets
Applicable to 16,108,596 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	371,536
Net Asset Value Per Share—Admiral Shares	$23.06

See accompanying Notes, which are an integral part of the Financial Statements.

17

Emerging Markets Bond Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Interest[1]	11,362
Total Income	11,362
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative—Investor Shares	204
Management and Administrative—Admiral Shares	866
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—Admiral Shares	16
Custodian Fees	14
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	2
Total Expenses	1,142
Net Investment Income	10,220
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,129
Futures Contracts	2,175
Options Purchased	(304)
Swap Contracts	(40)
Forward Currency Contracts	(194)
Foreign Currencies	(234)
Realized Net Gain (Loss)	4,532
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(67,741)
Futures Contracts	(884)
Options Purchased	738
Swap Contracts	1,460
Forward Currency Contracts	339
Foreign Currencies	(11)
Change in Unrealized Appreciation (Depreciation)	(66,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,347)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $256,000, $2,000, and ($2,000). Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Emerging Markets Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,220	8,716
Realized Net Gain (Loss)	4,532	9,629
Change in Unrealized Appreciation (Depreciation)	(66,099)	2,398
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,347)	20,743
Distributions[1]
Investor Shares	(2,847)	(1,920)
Admiral Shares	(15,584)	(6,932)
Total Distributions	(18,431)	(8,852)
Capital Share Transactions
Investor Shares	16,280	36,597
Admiral Shares	125,362	220,764
Net Increase (Decrease) from Capital Share Transactions	141,642	257,361
Total Increase (Decrease)	71,864	269,252
Net Assets
Beginning of Period	370,110	100,858
End of Period	441,974	370,110

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Emerging Markets Bond Fund

Financial Highlights

Investor Shares

	Six Months				March 10,
	Ended				2016[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.19	$10.36	$10.76	$11.07	$10.00
Investment Operations
Net Investment Income	.229 [2]	.524 [2]	.443 [2]	.504 [2]	.286
Net Realized and Unrealized Gain (Loss)
on Investments	(1.088)	.826	(.193)	.184	1.050
Total from Investment Operations	(.859)	1.350	.250	.688	1.336
Distributions
Dividends from Net Investment Income	(.211)	(.520)	(.439)	(.514)	(.266)
Distributions from Realized Capital Gains	(.210)	—	(.211)	(.484)	—
Total Distributions	(.421)	(.520)	(.650)	(.998)	(.266)
Net Asset Value, End of Period	$9.91	$11.19	$10.36	$10.76	$11.07

Total Return[3]	-8.03%	13.40%	2.39%	7.01%	13.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70	$64	$25	$12	$11
Ratio of Total Expenses to
Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%[4]
Ratio of Net Investment Income to
Average Net Assets	4.13%	4.73%	4.29%	4.79%	4.85%[4]
Portfolio Turnover Rate	157%	272%	350%	261%	153%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Emerging Markets Bond Fund

Financial Highlights

Admiral Shares

	Six Months	Year	Dec. 6,
	Ended	Ended	2017[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2020	2019	2018
Net Asset Value, Beginning of Period	$26.03	$24.11	$24.80
Investment Operations
Net Investment Income[2]	.550	1.228	.875
Net Realized and Unrealized Gain (Loss) on Investments	(2.522)	1.940	(.659)
Total from Investment Operations	(1.972)	3.168	.216
Distributions
Dividends from Net Investment Income	(.510)	(1.248)	(.906)
Distributions from Realized Capital Gains	(.488)	—	—
Total Distributions	(.998)	(1.248)	(.906)
Net Asset Value, End of Period	$23.06	$26.03	$24.11

Total Return[3]	-7.93%	13.53%	0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$372	$306	$76
Ratio of Total Expenses to Average Net Assets	0.45%	0.45%	0.45%[4]
Ratio of Net Investment Income to Average Net Assets	4.27%	4.88%	4.44%[4]
Portfolio Turnover Rate	157%	272%	350%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Bond Fund

Notes to Financial Statements

Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

22

Emerging Markets Bond Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented 7% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended March 31, 2020, the fund’s average investment in forward currency contracts represented 25% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long

23

Emerging Markets Bond Fund

positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

24

Emerging Markets Bond Fund

During the six months ended March 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased each represented 7% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Options on foreign currency are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended March 31, 2020, the fund’s average value of options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.

7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

25

Emerging Markets Bond Fund

9. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

26

Emerging Markets Bond Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $28,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Corporate Bonds	—	21,239	—	21,239
Sovereign Bonds	—	397,611	—	397,611
Temporary Cash Investments	6,093	—	—	6,093
Options Purchased	—	2,139	—	2,139
Total	6,093	420,989	—	427,082
Derivative Financial Instruments
Assets
Futures Contracts[1]	269	—	—	269
Forward Currency Contracts	—	4,486	—	4,486
Swap Contracts	—	1,471	—	1,471
Total	269	5,957	—	6,226
Liabilities
Futures Contracts[1]	107	—	—	107
Forward Currency Contracts	—	3,609	—	3,609
Total	107	3,609	—	3,716

1 Represents variation margin on the last day of the reporting period.

27

Emerging Markets Bond Fund

D. At March 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Credit	Currency	Interest Rate
Contracts		Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Options Purchased	—	2,139	—	2,139
Variation Margin Receivable—Futures Contracts	—	—	269	269
Unrealized Appreciation—Forward Currency Contracts	—	4,486	—	4,486
Unrealized Appreciation—OTC Swap Contracts	1,471	—	—	1,471
Swap Premiums Paid	1,729	—	—	1,729
Total Assets	3,200	6,625	269	10,094

Variation Margin Payable—Futures Contracts	—	—	107	107
Unrealized Depreciation—Forward Currency Contracts	—	3,609	—	3,609
Swap Premiums Received	4,883	—	—	4,883
Total Liabilities	4,883	3,609	107	8,599

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2020, were:

	Credit	Currency	Interest Rate
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	—	—	2,175	2,175
Options Purchased	—	(304)	—	(304)
Swap Contracts	(40)	—	—	(40)
Forward Currency Contracts	—	(194)	—	(194)
Realized Net Gain (Loss) on Derivatives	(40)	(498)	2,175	1,637

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	—	—	(884)	(884)
Options Purchased	—	738	—	738
Swap Contracts	1,460	—	—	1,460
Forward Currency Contracts	—	339	—	339
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,460	1,077	(884)	1,653

28

Emerging Markets Bond Fund

E. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	489,766
Gross Unrealized Appreciation	10,608
Gross Unrealized Depreciation	(74,953)
Net Unrealized Appreciation (Depreciation)	(64,345)

F.   During the six months ended March 31, 2020, the fund purchased $772,896,000 of investment securities and sold $636,026,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $26,797,000 and $32,230,000, respectively.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2020		September 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	48,185	4,326	63,399	5,855
Issued in Lieu of Cash Distributions	2,380	216	1,586	147
Redeemed	(34,285)	(3,174)	(28,388)	(2,633)
Net Increase (Decrease)—Investor Shares	16,280	1,368	36,597	3,369
Admiral Shares
Issued	277,768	10,703	287,665	11,301
Issued in Lieu of Cash Distributions	12,445	485	4,933	195
Redeemed	(164,851)	(6,833)	(71,834)	(2,908)
Net Increase (Decrease)—Admiral Shares	125,362	4,355	220,764	8,588

H. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services  provided to the fund since its inception in 2016, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

30

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14312 052020

Semiannual Report | March 31, 2020

Vanguard Institutional Bond Funds

Vanguard Institutional Short-Term Bond Fund

Vanguard Institutional Intermediate-Term Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Institutional Short-Term Bond Fund	3

Institutional Intermediate-Term Bond Fund	38

Trustees Approve Advisory Arrangements	.86

Liquidity Risk Management	88

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2019	3/31/2020	Period
Based on Actual Fund Return
Institutional Short-Term Bond Fund	$1,000.00	$1,006.41	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,030.30	$0.10
Based on Hypothetical 5% Yearly Return
Institutional Short-Term Bond Fund	$1,000.00	$1,024.90	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,024.90	$0.10

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Institutional Short-Term Bond Fund Institutional Plus Shares, 0.02%, and for the Institutional Intermediate-Term Bond Fund Institutional Plus Shares, 0.02%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Institutional Short-Term Bond Fund

Fund Allocation

As of March 31, 2020

Asset-Backed/Commercial
Mortgage-Backed Securities	47.4%
Corporate Bonds	30.7
Sovereign Bonds	10.0
U.S. Government and Agency Obligations	11.9

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Short-Term Bond Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (11.9%)
U.S. Government Securities (9.1%)
[1]	United States Treasury Note/Bond	1.500%	8/31/21	94,000	95,616
	United States Treasury Note/Bond	1.500%	10/31/21	45,000	45,872
	United States Treasury Note/Bond	1.500%	11/30/21	140,000	142,909
[2]	United States Treasury Note/Bond	1.125%	2/28/22	80,340	81,696
	United States Treasury Note/Bond	1.750%	7/15/22	35,000	36,132
	United States Treasury Note/Bond	1.500%	1/15/23	15,000	15,504
	United States Treasury Note/Bond	1.375%	2/15/23	33,000	34,031
	United States Treasury Note/Bond	0.500%	3/15/23	150,000	150,938
	United States Treasury Note/Bond	1.750%	12/31/24	17,190	18,294
[2]	United States Treasury Note/Bond	1.625%	11/30/26	18,000	19,271
					640,263
Agency Bonds and Notes (1.5%)
	Federal Home Loan Banks	1.625%	12/20/21	70,000	71,386
[3]	Federal National Mortgage Assn.	2.250%	4/12/22	35,000	36,245
					107,631
Conventional Mortgage-Backed Securities (0.0%)
[3,4]	Freddie Mac Gold Pool	6.000%	4/1/28	5	6

Nonconventional Mortgage-Backed Securities (1.3%)
[3,4]	Fannie Mae REMICS	2.250%	6/25/44	2,419	2,508
[3,4]	Freddie Mac REMICS	2.500%	10/25/49	1,460	1,552
[3,4]	Freddie Mac REMICS	3.000%	10/25/48	6,630	7,056
[4]	Ginne Mae REMICS	2.750%	2/20/46–5/20/46	3,169	3,245
[4]	Ginnie Mae REMICS	2.500%	9/20/49	984	1,038
[4]	Ginnie Mae REMICS	2.750%	1/20/46	2,616	2,677
[4]	Ginnie Mae REMICS	3.000%	12/20/47	919	940
[4]	Ginnie Mae REMICS	1.500%	10/20/45–11/20/45	48,408	48,553
[4]	Ginnie Mae REMICS	2.500%	11/20/47	7,012	7,049
[4]	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	10,022	10,242
[4]	Ginnie Mae REMICS	3.000%	3/20/41	2,042	2,115
					86,975
Total U.S. Government and Agency Obligations (Cost $818,924)					834,875
Asset-Backed/Commercial Mortgage-Backed Securities (47.3%)
[4]	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	7,700	7,704
[4]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,490	1,498
[4]	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	5,520	5,638
[4]	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	11,670	11,540
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,890	1,874

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	29,540	29,800
[4]	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	26,580	26,101
[4]	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	11,940	12,193
[4,5]	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	3,145	3,223
[4]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	8,800	8,836
§,4,5	ARI Fleet Lease Trust 2020-A	1.800%	8/15/28	2,800	2,799
[4,5]	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	708	718
[4,5]	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	740	806
[4,5]	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	5,215	4,856
[4,5]	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	7,620	7,504
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	290	301
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	749	794
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	160	169
[4]	BANK 2017 - BNK5	3.390%	6/15/60	270	285
[4]	BANK 2017 - BNK6	3.254%	7/15/60	440	465
[4]	BANK 2017 - BNK6	3.518%	7/15/60	420	442
[4]	BANK 2017 - BNK6	3.741%	7/15/60	30	31
[4]	BANK 2017 - BNK7	3.435%	9/15/60	380	399
[4]	BANK 2017 - BNK8	3.488%	11/15/50	1,120	1,188
[4]	BANK 2017 - BNK9	3.538%	11/15/54	505	538
[4]	BANK 2018 - BN10	3.641%	2/15/61	380	402
[4]	BANK 2018 - BN12	4.255%	5/15/61	250	281
[4]	BANK 2018 - BN14	4.185%	9/15/60	445	482
[4]	BANK 2018 - BN14	4.231%	9/15/60	250	281
[4]	BANK 2019 - BN17	3.623%	4/15/52	181	191
[4]	BANK 2019 - BN17	3.714%	4/15/52	576	622
[4]	BANK 2019 - BN18	3.584%	5/15/62	570	609
[4]	BANK 2019 - BN19	3.183%	8/15/61	470	490
[4]	BANK 2019 - BN20	3.011%	9/15/62	100	102
[4]	BANK 2019 - BN21	2.851%	10/17/52	460	464
[4]	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	13,595	13,666
[4]	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	110	116
[4]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	250	270
[4]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	60	62
[4]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	250	273
[4]	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	250	276
[4]	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	250	280
[4]	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	1,118	1,211
[4]	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	194	205
[4]	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	23,060	22,127
[4]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	11,280	11,338
[4,6]	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	1.416%	6/25/26	1,157	1,142
[4,6]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	2.479%	2/25/30	1,971	1,878
[4,5]	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	4,920	4,977

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4,5]	Canadian Pacer Auto Receivables Trust A Series 2019	2.960%	6/19/24	1,900	1,944
[4,5]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	14,350	14,361
[4,5]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.440%	8/21/23	6,380	6,548
[4,5]	Canadian Pacer Auto Receiveable Trust A Series 2020	1.830%	7/19/24	10,040	9,982
[4,5]	Canadian Pacer Auto Receiveable Trust A Series 2020	1.890%	3/19/25	2,150	2,128
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	33,410	33,236
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	5,380	5,442
[4]	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	27,130	26,928
[4]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	24,280	23,845
[4]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	4,340	4,132
[4]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	37,760	38,641
[4]	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	13,510	13,175
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	4,040	4,026
[4]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	11,600	11,711
[4]	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	29,670	29,949
[4]	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	14,840	15,197
[4]	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	14,160	14,389
[4]	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	5,320	5,492
[4]	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	29,590	28,143
[4]	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	5,400	5,415
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	16,090	15,671
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	3,830	3,819
[4]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	5,620	5,583
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	540	549
[4]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	555	592
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	1,130	1,192
[4]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	200	205
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	2,019	2,020
[4,5]	CFCRE Commercial Mortgage Trust 2011-C2	5.744%	12/15/47	2,072	2,165
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	472	492
[4,5]	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	13,604	13,456
[4,5]	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	7,114	7,024
[4,5]	Chesapeake Funding II LLC 2019-2	1.950%	9/15/31	11,118	11,244
[4,5]	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	450	458
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	952	973
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	198	205
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	3,415	3,624
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	756	790
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	255	258
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	591	617

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	2,250	2,296
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	50	52
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	950	1,015
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	1,250	1,324
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	900	942
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	280	279
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	520	535
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	1,085	1,153
[4]	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	230	256
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	1,040	1,138
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	363	371
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	901	921
[4]	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	572	565
[4,5]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	340	344
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	547	550
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	291	295
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	924	957
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	813	873
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	391	397
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	800	846
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	837	879
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	20	21
[4]	COMM 2013-CCRE9 Mortgage Trust	4.221%	7/10/45	800	833
[4,5]	COMM 2013-CCRE9 Mortgage Trust	4.245%	7/10/45	3,169	3,253
[4,5]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	289	298
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	157
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	790	809
[4,5]	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	1,098	1,062
[4]	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	20	21
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	505	542
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	30	32
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	500	532
[4]	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	350	367
[4]	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	80	84
[4]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,492	2,624
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,500	1,590
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	855	887
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	487	509
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	44	45
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	1,250	1,305
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	900	952
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	520	524
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	520	556
[4,5]	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	3,980	4,100

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	740	784
[4,5,6]	DELAM 2018-1, 1M USD LIBOR + 0.700%	1.450%	11/19/25	16,440	16,348
[4,5]	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	10,610	10,856
[4]	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	22,440	22,427
[4]	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	31,810	32,646
[4]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	35,000	35,148
[4,5]	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	9,628	9,586
[4,5]	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	15,729	15,737
[4,5]	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	11,100	11,505
[4,5]	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	13,970	14,274
[4,5]	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,190	10,682
[4,5]	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	21,160	21,669
[4,5]	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	14,100	13,713
[4,5]	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	8,000	8,015
[4]	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	5,790	5,752
[4,5,6]	Edsouth Indenture No 9 LLC 2015-1, 1M USD LIBOR + 0.800%	1.747%	10/25/56	494	475
[4,5]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	3,867	3,859
[4,5]	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/20/24	6,160	6,456
[4,5]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	9,070	8,904
[4,5]	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	29,760	29,593
[4,5]	Enterprise Fleet Financing LLC Series 2020-1	1.860%	12/22/25	4,500	4,347
[3,4]	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	12,993	13,967
[3,4]	Fannie Mae-Aces 2011-50F	3.000%	9/25/49	11,884	12,867
[3,4]	Fannie Mae-Aces 2011-90A	3.500%	12/25/45	3,195	3,498
[3,4]	Fannie Mae-Aces 2012-123F	1.500%	11/25/42	11,612	11,781
[3,4]	Fannie Mae-Aces 2013-111B	2.125%	10/25/42	5,200	5,253
[3,4]	Fannie Mae-Aces 2013-114D	2.250%	7/25/43	1,799	1,847
[3,4]	Fannie Mae-Aces 2013-115B	2.100%	4/25/43	4,245	4,370
[3,4]	Fannie Mae-Aces 2013-115B	2.250%	10/25/43	7,515	7,701
[3,4]	Fannie Mae-Aces 2013-49B	1.650%	12/25/42	13,185	13,323
[3,4]	Fannie Mae-Aces 2013-53G	1.500%	12/25/41	18,800	19,036
[3,4]	Fannie Mae-Aces 2013-57G	1.750%	6/25/41	7,556	7,694
[3,4]	Fannie Mae-Aces 2014-86A	2.000%	12/25/44	5,955	6,048
[3,4]	Fannie Mae-Aces 2015-18E	1.750%	4/25/44	6,472	6,455
[3,4]	Fannie Mae-Aces 2016-60B	2.500%	9/25/46	4,767	4,953
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4122C	1.500%	10/15/42	16,016	16,241
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4122H	1.500%	10/15/42	9,315	9,435
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4123C	2.000%	7/15/42	4,108	4,285
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4259B	2.250%	4/15/43	1,737	1,758
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4259B	2.250%	6/15/43	3,275	3,340
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4407A	2.250%	6/15/44	3,700	3,891
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4427A	2.250%	7/15/44	5,379	5,492
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4604E	2.750%	1/15/46	2,828	2,925
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4927F	2.250%	9/25/49	6,800	7,052

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4935A	2.750%	10/25/49	2,625	2,844
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 4935A	2.500%	12/25/49	3,821	4,025
[4]	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,390	13,381
[4]	Ford Credit Auto Lease Trust 2020-A	1.850%	3/15/23	14,850	14,684
[4,5]	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	21,710	21,435
[4,5]	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	56,550	56,010
[4,5]	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	24,640	24,411
[4]	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	40,870	41,239
[4]	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	14,050	14,407
[4,5]	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	23,090	23,066
[4]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	34,570	34,670
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,140	18,230
[4,5]	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	3,580	3,303
[4]	Ford Credit Floorplan Master Owner Trust A 2019-3	2.230%	9/15/24	30,170	29,310
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	40,300	40,188
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	67,840	67,803
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	18,220	18,001
[4]	GM Financial Automobile Leasing Trust 2019-3	2.030%	6/20/22	22,230	22,141
[4]	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	17,230	16,990
[4]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	3,060	3,005
[4,5]	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	7,860	7,949
[4]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,945	6,044
[4]	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	9,990	10,166
[4]	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	35,400	34,521
[4]	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	20,490	21,058
[4]	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	14,060	14,352
[4]	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	22,660	22,842
[4]	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	6,850	6,955
[4]	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	25,100	24,941
[4]	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	15,880	15,292
[4]	GM Financial Securitized Term Auto Receivables Trust 2019-4	1.760%	1/16/25	3,810	3,759
[4,5]	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	16,600	16,531
[4,5]	GMF Floorplan Owner Revolving Trust 2019-2	2.900%	4/15/26	18,400	17,650
[4,5]	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	30,290	32,732
[4,5,6]	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	2.129%	8/25/60	11,695	11,488
[4,5]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	2,580	2,590
[4,5]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	4,630	4,869
[4,5]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	26,738	25,954
[4,5]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.850%	2/16/26	5,800	5,579
[4,5]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	217	225
[4]	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	1,338	1,422
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,176	1,208

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	60	61
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	110	115
[4]	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	60	63
[4]	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	620	648
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,380	1,455
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	1,170	1,238
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	580	586
[4]	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	250	282
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	140	146
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	500	516
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	34,660	35,165
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	3,600	3,725
[4]	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	3,640	3,769
[4]	Harley-Davidson Motorcycles 2020-A	1.870%	10/15/24	11,330	11,593
[4,5]	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	8,760	8,583
[4,5,6]	Holmes Master Issuer PLC 2018-1, 3M USD LIBOR + 0.360%	2.191%	10/15/54	7,550	7,497
[4,5,6]	Holmes Master Issuer PLC 2018-2A, 3M USD LIBOR + 0.420%	2.251%	10/15/54	21,364	21,354
[4]	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	4,910	4,789
[4]	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	11,310	11,504
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	6,240	6,189
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,270	1,293
[4]	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	6,680	6,825
[4]	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	5,320	5,561
[4]	Honda Auto Receivables 2019-3 Owner Trust	1.780%	8/15/23	26,800	26,686
[4]	Honda Auto Receivables 2019-3 Owner Trust	1.850%	8/15/25	7,800	7,749
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	38,330	36,786
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	7,130	6,732
[4,5]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,082	3,155
[4,5]	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	3,000	2,971
[4,5]	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	9,200	9,050
[4,5]	Hudson Yards 2019-30HY	3.228%	7/10/39	420	428
[4,5]	Hyundai Auto Lease Securitization Trust 2019-A	3.050%	12/15/22	2,010	2,025
[4,5]	Hyundai Auto Lease Securitization Trust 2019-B	2.040%	8/15/22	32,600	32,583
[4,5]	Hyundai Auto Lease Securitization Trust 2020-A	1.950%	7/17/23	15,040	14,837
[4]	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	6,960	7,008
[4]	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	3,260	3,306
[4]	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	19,020	18,843
[4]	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	5,370	5,339
[4,5]	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	36,000	35,274
[4,5]	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,036	2,094
[4]	John Deere Owner Trust 2018-B	2.910%	7/17/23	25,490	25,783
[4]	John Deere Owner Trust 2018-B	3.230%	6/16/25	16,800	17,092
[4]	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,030	4,102
[4]	John Deere Owner Trust 2019-B	2.210%	12/15/23	15,670	15,664
[4]	John Deere Owner Trust 2019-B	2.320%	5/15/26	8,340	8,414
[4,5]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	206	207

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4,5]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	1,338	1,361
[4,5]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.419%	8/15/46	867	890
[4,5]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	4,957	5,045
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	299	302
[4,5]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	1,627	1,638
[4,5]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	1,081	1,075
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	661	693
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	260	269
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	264	277
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,323
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	800	813
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	293	299
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	900	917
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	110	117
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	310	328
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	340	360
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	2,043	2,122
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	1,835	1,879
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	181	186
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	277	292
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	175	182
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	2,947	3,128
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	1,460	1,547
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	700	721
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	120	127
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	233	241
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	500	525

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	40	43
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	220	234
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	80	84
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	230	256
[4,5]	Kubota Credit Owner Trust 2018-1	3.210%	1/15/25	1,315	1,354
[4,5,6]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	2.103%	12/22/69	2,806	2,705
[4,6]	Lanark Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	2.103%	12/22/69	9,976	9,610
[4,5]	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	1,300	1,285
[4]	M Financial Securitized Term Auto Receivables Trust 2019-4	1.750%	7/16/24	26,310	26,108
[4]	Mercedes-Benz Auto Lease Trust 2019-A	2.000%	10/17/22	7,240	7,134
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	19,340	18,938
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	7,460	7,453
[4]	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	18,320	18,666
[4]	Mercedes-Benz Auto Receivables Trust 2019-1	2.040%	1/15/26	9,370	9,324
[4,5]	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	25,720	25,730
[4,5]	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	836	833
[4,5]	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	8,390	8,283
[4,5]	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,272
[4,5]	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,145
[4,5]	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	9,390	9,511
[4,5]	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,550	3,632
[4,5]	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,320	4,348
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	879	895
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	694	711
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	380	385
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.083%	7/15/46	3,023	3,174
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	1,023	1,076
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.153%	8/15/46	70	74
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	203	208
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	70	72
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	150	159
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	250	262
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	250	262
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	1,489	1,558

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	2,065	2,160
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	500	524
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	465	481
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	70	73
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	20	21
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	190	195
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	20	21
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	242	248
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	90	93
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	230	243
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	1,450	1,534
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	1,190	1,244
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	500	523
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	900	938
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	900	952
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	460	488
[4,5]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,344	1,370
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,000	2,095
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	150	152
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	900	923
[4]	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	900	937
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	180	191
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	222	236
[4]	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	170	186
[4,5,6]	Motor PLC 2017-1A, 1M USD LIBOR + 0.530%	1.477%	9/25/24	2,535	2,446
[4,5,6]	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	1.997%	6/25/65	3,064	3,020
[4,5,6]	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	1.797%	6/25/65	1,336	1,332
[4,5,6]	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	1.697%	3/25/66	25,076	24,644
[4,5,6]	Navient Student Loan Trust 2017-1, 1M USD LIBOR + 0.750%	1.697%	7/26/66	6,772	6,734
[4]	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	5,000	4,835
[4]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	19,800	19,578
[4]	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	32,320	32,414
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.160%	12/16/24	12,310	12,578
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	6,410	6,736

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	6,420	6,326
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,250	1,262
[4,5]	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	510	512
[4,5,6]	Pepper Residential Securities Trust 2018-A, 1M USD LIBOR + 0.950%	1.761%	3/12/47	12	12
[4,5,6]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	1.585%	1/16/60	1,417	1,410
[4,5,6]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	1.773%	6/20/60	8,470	8,442
[4,5,6]	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	1.562%	8/18/60	3,800	3,780
[4,5,6]	Permanent Master Issuer Plc 2018-1A, 3M USD LIBOR + 0.380%	2.211%	7/15/58	10,380	9,996
[4,5]	PFS Financing Corp 2017-B	2.220%	7/15/22	1,020	1,010
[4,5]	PFS Financing Corp. 2017-D	2.400%	10/17/22	1,500	1,477
[4,5]	PFS Financing Corp. 2018-D	3.190%	4/17/23	640	628
[4,5,6]	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	1.897%	11/25/65	9,977	9,531
[4,5]	Progress Residential 2018-SFR1 Trust	2.768%	8/17/34	100	97
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	4,497	4,617
[4,5,6]	Resimac Premier Series 2017-1A, 1M USD LIBOR + 0.950%	1.675%	9/11/48	1,831	1,827
[4,5,6]	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	1.663%	11/10/49	1,258	1,254
[4,5,6]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	2.227%	12/5/59	1,569	1,562
[4,5,6]	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	1.713%	4/10/50	3,383	3,360
[4,5]	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	20,730	20,822
[4,5]	Santander Retail Auto Lease Trust 2020-A	1.690%	1/20/23	7,725	7,644
[4,5]	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	17,510	17,196
[4,5]	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	5,110	5,001
[4,5]	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	4,030	3,988
[4,5]	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	3,820	3,809
[4]	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,255	2,256
[4,5]	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	324	324
[4,5,6]	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	2.155%	2/17/32	266	254
[4,5,6]	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	1.805%	9/15/34	444	425
[4,5,6]	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	1.605%	9/15/34	2,273	2,163
[4,5]	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	632	634
[4,5]	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	2,320	2,328
[4,5]	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	1,341	1,380
[4,5]	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	2,530	2,549
[4,5]	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	2,565	2,524
[4,5,6]	SoFi Professional Loan Program 2017-A LLC, 1M USD LIBOR + 0.700%	1.647%	3/26/40	934	916
[4,5]	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	668	661
[4,5]	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	514	508

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4,5]	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	350	347
[4,5]	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	580	576
[4,5]	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	116	116
[4,5]	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	230	229
[4,5]	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,600	1,604
[4,5]	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	2,890	2,864
[4,5]	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	2,000	2,052
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	28,800	29,317
[4]	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	28,350	28,451
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	210	210
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	13,560	13,712
[4,5]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	105
[4]	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	840	845
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	480	480
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	12,870	13,125
[4]	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	30,750	31,102
[4]	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	20,140	20,448
[4]	Toyota Auto Receivables 2019-A Owner Trust	2.910%	7/17/23	50,390	50,545
[4]	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	4,280	4,439
[4]	Toyota Auto Receivables 2019-C Owner Trust	1.910%	9/15/23	32,870	32,506
[4]	Toyota Auto Receivables 2019-D Owner Trust	1.990%	2/18/25	2,460	2,444
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	8,300	7,966
[4,5]	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,870	1,868
[4,5]	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	4,650	4,697
[4]	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	247	253
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	495	531
[4]	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	214	221
[4,5]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,364	2,427
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	521	527
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	100	101
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	60	61
[4]	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	9,440	9,444
[4]	Verizon Owner Trust 2019-A	2.930%	9/20/23	13,810	13,974
[4]	Verizon Owner Trust 2019-A	1.940%	4/22/24	30,230	28,460
[4]	Verizon Owner Trust 2019-B	2.330%	12/20/23	41,004	39,190
[4]	Verizon Owner Trust 2020-A	1.850%	7/22/24	59,390	56,061
[4,5]	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,236	2,253
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	12,200	12,678
[4]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.250%	4/20/23	39,670	40,064
[4]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	11,540	11,814
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	472	480
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	434	441
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	234	242

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	800	834
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.283%	7/15/46	350	364
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.548%	8/15/50	90	94
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	20	21
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	10	10
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	1,010	1,049
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	68	71
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	460	484
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	1,250	1,314
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	700	717
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	1,771	1,901
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	880	873
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	900	914
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	360	383
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	90	98
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	520	553
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	190	192
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	2,135	2,153
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	1,160	1,244
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,430	1,540
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	246	259
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	235	263
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	3,410	3,739
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	280	305
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	230	245
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	190	212
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	250	262

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	240	242
[4,5]	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	592	603
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	597	610
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	752	771
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	385	391
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	1,152	1,169
[4]	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	567	578
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	267	273
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	526	552
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	161	165
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	268	273
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,042	1,112
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	960	999
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	110	118
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	30	31
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	761	794
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,038	1,106
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	60	63
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	500	511
[4]	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	14,460	14,609
[4]	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	47,300	48,149
[4]	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	5,870	6,051
[4]	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,420	6,592
[4]	World Omni Automobile Lease Securitization Trust 2019-B	2.030%	11/15/22	22,200	21,578
[4]	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	17,600	17,173
[4,5]	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	9,120	9,176
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,320,157)					3,318,631
Corporate Bonds (30.6%)
Finance (19.9%)
	Banking (19.5%)
[5]	ABN AMRO Bank NV	3.400%	8/27/21	7,500	7,516
	American Express Co.	3.700%	11/5/21	10,550	10,821

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	American Express Co.	2.750%	5/20/22	3,000	3,033
	American Express Credit Corp.	2.250%	5/5/21	10,459	10,459
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	4,215	4,251
	Banco Santander SA	2.706%	6/27/24	10,000	9,916
[4]	Bank of America Corp.	2.369%	7/21/21	55,351	55,281
[4]	Bank of America Corp.	2.328%	10/1/21	4,660	4,610
[4]	Bank of America Corp.	2.738%	1/23/22	76,800	76,701
[4]	Bank of America Corp.	3.499%	5/17/22	17,705	17,878
	Bank of America Corp.	3.300%	1/11/23	11,290	11,700
[4]	Bank of America Corp.	3.124%	1/20/23	8,132	8,213
[4]	Bank of America Corp.	3.004%	12/20/23	15,520	15,810
[4]	Bank of America Corp.	3.550%	3/5/24	5,000	5,175
	Bank of Montreal	2.900%	3/26/22	15,000	15,179
	Bank of Montreal	3.300%	2/5/24	3,790	3,955
	Bank of New York Mellon Corp.	2.600%	2/7/22	600	607
	Bank of New York Mellon Corp.	1.850%	1/27/23	2,800	2,814
	Bank of Nova Scotia	1.950%	2/1/23	12,275	12,165
[5]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	15,257
[5]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	4,500	4,376
[5]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	4,000	4,054
	BPCE SA	2.750%	12/2/21	2,400	2,398
[4]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,099
	Citibank NA	2.850%	2/12/21	31,060	31,255
[4]	Citibank NA	3.165%	2/19/22	11,379	11,436
[4]	Citibank NA	2.844%	5/20/22	9,450	9,508
[4]	Citigroup Inc.	2.312%	11/4/22	5,000	4,987
	Citigroup Inc.	3.875%	10/25/23	4,500	4,697
[5]	Commonwealth Bank of Australia	2.000%	9/6/21	25,776	25,606
[5]	Commonwealth Bank of Australia	2.750%	3/10/22	4,760	4,789
[5]	Commonwealth Bank of Australia	3.450%	3/16/23	2,457	2,524
	Cooperatieve Rabobank UA	3.875%	2/8/22	13,745	13,794
	Cooperatieve Rabobank UA	2.750%	1/10/23	22,445	22,416
	Credit Suisse AG	2.100%	11/12/21	7,300	7,264
[5]	Danske Bank A/S	2.000%	9/8/21	850	848
[5]	DNB Bank ASA	2.150%	12/2/22	15,000	14,810
	Fifth Third Bank	2.875%	10/1/21	1,450	1,475
	Fifth Third Bank	1.800%	1/30/23	2,000	1,975
[4]	First Republic Bank	1.912%	2/12/24	15,840	15,185
	Goldman Sachs Group Inc.	2.600%	12/27/20	3,555	3,555
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,856	8,794
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,000	3,007
	Goldman Sachs Group Inc.	3.500%	4/1/25	10,000	10,147
	HSBC Holdings plc	2.650%	1/5/22	36,300	35,926
[4]	HSBC Holdings plc	3.033%	11/22/23	4,170	3,982
	Huntington National Bank	2.500%	8/7/22	5,000	5,011
	JPMorgan Chase & Co.	2.295%	8/15/21	4,800	4,794
[4]	JPMorgan Chase & Co.	3.514%	6/18/22	16,310	16,553
	JPMorgan Chase & Co.	3.250%	9/23/22	7,585	7,812
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	10,000	10,158
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	15,045	15,232
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	2,595	2,696
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	2,000	2,097
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	3,163	3,353
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	20,000	20,722
[4]	JPMorgan Chase Bank NA	3.086%	4/26/21	63,000	62,974

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Lloyds Bank plc	3.300%	5/7/21	25,000	24,991
	Lloyds Banking Group plc	3.000%	1/11/22	3,020	2,970
[4]	Lloyds Banking Group plc	2.907%	11/7/23	10,010	9,810
[4,5]	Macquarie Group Ltd.	3.189%	11/28/23	4,602	4,624
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,440	2,453
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	3,066	3,069
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	2,500	2,562
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,066	1,061
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	2,400	2,436
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	15,615	15,589
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	10,780	10,757
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	7,820	8,083
[5]	Mizuho Bank Ltd.	2.950%	10/17/22	940	961
	Mizuho Financial Group Inc.	2.953%	2/28/22	10,060	10,196
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	10,000	9,976
	Morgan Stanley	2.500%	4/21/21	14,738	14,775
	Morgan Stanley	2.625%	11/17/21	14,452	14,470
	Morgan Stanley	2.750%	5/19/22	23,235	23,495
	Morgan Stanley	3.125%	1/23/23	300	307
	Morgan Stanley	3.750%	2/25/23	5,575	5,812
[5]	MUFG Bank Ltd.	2.850%	9/8/21	3,990	4,044
	MUFG Union Bank NA	3.150%	4/1/22	15,875	15,890
	MUFG Union Bank NA	2.100%	12/9/22	4,000	4,028
	National Australia Bank Ltd.	1.875%	7/12/21	15,000	14,863
[5]	National Bank of Canada	2.150%	10/7/22	7,250	7,113
	National Bank of Canada	2.100%	2/1/23	6,670	6,621
[5]	Nationwide Building Society	2.000%	1/27/23	4,625	4,526
	PNC Bank NA	2.550%	12/9/21	1,120	1,154
	PNC Bank NA	2.625%	2/17/22	850	879
	PNC Bank NA	2.700%	11/1/22	8,313	8,209
[4]	PNC Bank NA	2.028%	12/9/22	5,000	4,974
	PNC Bank NA	2.950%	1/30/23	10,000	9,978
[4]	PNC Bank NA	1.743%	2/24/23	11,250	11,068
	PNC Bank NA	3.300%	10/30/24	265	275
	Royal Bank of Canada	2.750%	2/1/22	3,400	3,474
	Santander UK plc	3.400%	6/1/21	24,000	23,782
	Santander UK plc	2.100%	1/13/23	8,000	7,750
	State Street Corp.	4.375%	3/7/21	3,200	3,268
[4,5]	State Street Corp.	2.825%	3/30/23	3,330	3,363
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,950	1,947
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,220	1,230
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	2,460	2,455
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,450	6,679
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,614	10,062
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,080	2,135
	Svenska Handelsbanken AB	2.450%	3/30/21	800	803
	Svenska Handelsbanken AB	1.875%	9/7/21	4,305	4,293
	Svenska Handelsbanken AB	3.900%	11/20/23	1,500	1,468
	Toronto-Dominion Bank	3.250%	6/11/21	24,350	24,768
	Toronto-Dominion Bank	3.500%	7/19/23	15,085	15,802
	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,252
	Truist Bank	2.625%	1/15/22	4,000	4,040
	Truist Bank	2.800%	5/17/22	21,000	21,261
	Truist Bank	2.450%	8/1/22	1,880	1,887
	Truist Bank	1.500%	3/10/25	440	428

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Truist Financial Corp.	3.050%	6/20/22	10,000	10,071
	Truist Financial Corp.	2.200%	3/16/23	1,520	1,526
[5]	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	6,579	6,585
[5]	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,400	3,417
	US Bancorp	2.625%	1/24/22	1,300	1,321
	US Bancorp	2.950%	7/15/22	4,800	4,895
	US Bancorp	2.400%	7/30/24	10,000	9,981
	US Bank NA	3.450%	11/16/21	5,750	5,842
	US Bank NA	1.800%	1/21/22	10,000	10,025
	US Bank NA	2.650%	5/23/22	8,395	8,532
	US Bank NA	1.950%	1/9/23	13,270	13,320
	US Bank NA	2.850%	1/23/23	392	400
	Wells Fargo & Co.	3.069%	1/24/23	1,730	1,758
	Wells Fargo & Co.	3.750%	1/24/24	11,800	12,494
	Wells Fargo & Co.	3.550%	9/29/25	3,788	3,996
[4]	Wells Fargo Bank NA	3.325%	7/23/21	75,725	75,723
	Wells Fargo Bank NA	3.625%	10/22/21	17,900	18,393
[4]	Wells Fargo Bank NA	2.082%	9/9/22	14,500	14,446
	Wells Fargo Bank NA	3.550%	8/14/23	14,525	15,213
	Westpac Banking Corp.	2.000%	8/19/21	5,000	4,978
	Westpac Banking Corp.	2.500%	6/28/22	5,037	4,991
	Westpac Banking Corp.	2.750%	1/11/23	20,725	20,906
	Westpac Banking Corp.	2.000%	1/13/23	5,700	5,633
	Westpac Banking Corp.	3.650%	5/15/23	11,500	11,904

	Brokerage (0.0%)
	Ameriprise Financial Inc.	3.000%	3/22/22	2,000	2,022

	Insurance (0.2%)
[5]	AIG Global Funding	2.700%	12/15/21	2,570	2,559
[5]	Reliance Standard Life Global Funding II	2.150%	1/21/23	2,000	1,969
	UnitedHealth Group Inc.	2.375%	10/15/22	2,339	2,367
	UnitedHealth Group Inc.	3.500%	2/15/24	2,350	2,495

	Real Estate Investment Trusts (0.2%)
	Realty Income Corp.	3.250%	10/15/22	10,120	10,112
	Simon Property Group LP	2.500%	7/15/21	2,285	2,243
	Simon Property Group LP	2.350%	1/30/22	3,000	2,991
					1,394,924
Industrial (10.4%)
	Basic Industry (0.2%)
[5]	Air Liquide Finance SA	1.750%	9/27/21	16,015	15,951

	Capital Goods (0.8%)
	3M Co.	2.750%	3/1/22	2,595	2,630
	3M Co.	1.750%	2/14/23	4,425	4,398
	3M Co.	2.250%	3/15/23	3,289	3,313
	Caterpillar Financial Services Corp.	2.500%	11/13/20	4,850	4,872
	Caterpillar Financial Services Corp.	2.650%	5/17/21	12,865	12,883
	Caterpillar Financial Services Corp.	1.700%	8/9/21	800	791
	Caterpillar Financial Services Corp.	1.931%	10/1/21	1,130	1,108
	Caterpillar Financial Services Corp.	2.400%	6/6/22	1,016	1,018
	Caterpillar Financial Services Corp.	1.900%	9/6/22	7,725	7,612
	Caterpillar Financial Services Corp.	1.950%	11/18/22	1,608	1,600

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	General Dynamics Corp.	1.875%	8/15/23	764	760
	John Deere Capital Corp.	2.550%	1/8/21	1,000	1,004
	John Deere Capital Corp.	1.950%	6/13/22	2,760	2,721
	John Deere Capital Corp.	1.200%	4/6/23	1,350	1,322
	Lockheed Martin Corp.	3.350%	9/15/21	1,600	1,627
	Precision Castparts Corp.	2.500%	1/15/23	7,300	7,337

	Communication (1.1%)
	Comcast Corp.	1.625%	1/15/22	53,254	53,447
	Comcast Corp.	2.750%	3/1/23	2,595	2,674
[5]	Sky plc	3.125%	11/26/22	9,480	9,814
	Walt Disney Co.	4.500%	2/15/21	2,400	2,461
	Walt Disney Co.	2.450%	3/4/22	2,861	2,905
	Walt Disney Co.	1.650%	9/1/22	4,165	4,186

	Consumer Cyclical (2.8%)
	American Honda Finance Corp.	1.650%	7/12/21	1,950	1,928
	American Honda Finance Corp.	1.950%	5/20/22	25,000	24,584
	American Honda Finance Corp.	1.950%	5/10/23	30,000	29,400
	Home Depot Inc.	2.625%	6/1/22	20,000	20,394
	Home Depot Inc.	3.750%	2/15/24	7,600	8,014
	Target Corp.	2.250%	4/15/25	4,975	5,067
	Toyota Motor Corp.	3.183%	7/20/21	60,000	60,675
	Toyota Motor Credit Corp.	2.750%	5/17/21	1,000	1,000
	Toyota Motor Credit Corp.	3.300%	1/12/22	1,250	1,265
	Toyota Motor Credit Corp.	2.900%	3/30/23	20,000	20,150
	Walmart Inc.	3.400%	6/26/23	10,000	10,641
	Walmart Inc.	2.850%	7/8/24	10,000	10,385

	Consumer Noncyclical (2.5%)
[5]	Bristol-Myers Squibb Co.	2.550%	5/14/21	42,211	42,675
[5]	Bristol-Myers Squibb Co.	2.600%	5/16/22	46,521	47,467
	Coca-Cola Co.	1.550%	9/1/21	600	600
	GlaxoSmithKline Capital plc	2.875%	6/1/22	47,085	48,306
	Johnson & Johnson	3.550%	5/15/21	550	559
	Medtronic Inc.	3.150%	3/15/22	13,742	14,234
[5]	Nestle Holdings Inc.	3.350%	9/24/23	5,000	5,275
	PepsiCo Inc.	2.250%	3/19/25	10,000	10,372
	Pfizer Inc.	1.950%	6/3/21	800	804
	SSM Health Care Corp.	3.688%	6/1/23	6,485	6,254

	Energy (1.5%)
	BP Capital Markets America Inc.	4.742%	3/11/21	5,000	5,030
	BP Capital Markets America Inc.	3.245%	5/6/22	11,135	11,186
	Chevron Corp.	2.411%	3/3/22	13,980	14,031
	EOG Resources Inc.	2.625%	3/15/23	20,000	19,597
	Exxon Mobil Corp.	1.902%	8/16/22	5,000	5,020
	Shell International Finance BV	1.750%	9/12/21	11,925	11,875
	Shell International Finance BV	2.250%	1/6/23	15,000	15,037
	Total Capital International SA	2.218%	7/12/21	10,000	10,034
	Total Capital International SA	2.875%	2/17/22	17,325	17,347

	Other Industrial (0.2%)
[5]	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	12,480	12,510

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Technology (1.2%)
	Adobe Inc.	1.700%	2/1/23	3,155	3,192
	Apple Inc.	2.250%	2/23/21	775	782
	Apple Inc.	1.700%	9/11/22	8,000	8,150
	Apple Inc.	2.850%	2/23/23	3,630	3,793
	IBM Credit LLC	2.200%	9/8/22	575	578
	International Business Machines Corp.	2.500%	1/27/22	5,000	5,114
	International Business Machines Corp.	2.850%	5/13/22	26,235	26,938
	Microsoft Corp.	1.550%	8/8/21	1,500	1,516
	Oracle Corp.	2.500%	10/15/22	10,000	10,225
	QUALCOMM Inc.	3.000%	5/20/22	25,000	25,515
	Texas Instruments Inc.	2.750%	3/12/21	200	201

	Transportation (0.1%)
[4]	Delta Air Lines 2012-1 Class A
	Pass Through Trust	4.750%	11/7/21	4,689	4,689
					728,843
Utilities (0.3%)
	Electric (0.3%)
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	3,325	3,330
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,000	1,992
	Duke Energy Florida LLC	4.550%	4/1/20	200	200
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	4,505	4,515
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,023	2,016
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	2,000	1,906
	Northern States Power Co.	2.600%	5/15/23	3,326	3,366
	NSTAR Electric Co.	3.500%	9/15/21	830	856
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	385	393
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,297	1,300
	Public Service Electric & Gas Co.	1.900%	3/15/21	850	842
					20,716
Total Corporate Bonds (Cost $2,139,988)					2,144,483
Sovereign Bonds (10.0%)
	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	2,000	1,989
[5]	Avi Funding Co. Ltd.	2.850%	9/16/20	7,700	7,747
[5]	Bermuda	4.138%	1/3/23	7,000	6,997
	Bermuda	4.138%	1/3/23	7,800	7,756
[5]	CDP Financial Inc.	2.750%	3/7/22	22,500	23,371
[5]	CDP Financial Inc.	3.150%	7/24/24	1,750	1,907
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,850	1,850
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,400	1,467
	Corp Nacional del Cobre de Chile	3.750%	11/4/20	1,500	1,514
	Corp. Andina de Fomento	2.200%	7/18/20	2,307	2,313
[5]	CPPIB Capital Inc.	2.750%	7/22/21	8,000	8,212
[5,7]	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,179
[5]	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,476
[5]	Dexia Credit Local SA	3.250%	9/26/23	50,000	53,907
	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,021
[5]	Emirate of Abu Dhabi	2.125%	9/30/24	12,100	11,957
	Equinor ASA	3.150%	1/23/22	3,000	3,051

Institutional Short-Term Bond Fund
				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
	Equinor ASA	2.650%	1/15/24	2,000	2,031
	Export-Import Bank of Korea	5.125%	6/29/20	1,500	1,514
	Export-Import Bank of Korea	4.000%	1/29/21	5,200	5,302
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,478
	Harvest Operations Corp.	3.000%	9/21/22	6,000	6,196
[5]	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,140
	IDB Trust Services Ltd.	2.393%	4/12/22	25,625	25,963
[6]	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.750%	2.484%	11/8/20	4,500	4,499
	Inter-American Development Bank	2.125%	11/9/20	150	151
[8]	Japan Bank for International Cooperation	2.125%	11/16/20	12,500	12,596
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	24,300	25,032
[8]	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,309
	Kingdom of Saudi Arabia	2.375%	10/26/21	14,000	13,833
	Korea Development Bank	4.625%	11/16/21	2,315	2,433
	Korea Development Bank	3.000%	3/19/22	12,500	12,810
[6]	Korea Development Bank, 3M USD LIBOR + 0.475%	2.384%	10/1/22	45,000	45,046
[6]	Korea Development Bank, 3M USD LIBOR + 0.550%	1.334%	3/12/21	10,000	10,022
[6]	Korea Development Bank, 3M USD LIBOR + 0.675%	1.727%	9/19/20	11,225	11,230
[6]	Korea Development Bank, 3M USD LIBOR + 0.705%	2.343%	2/27/22	1,200	1,203
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	5,366	5,577
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	4,917
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	533	540
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	1,605	1,651
[5]	Lithuania Government International Bond	6.625%	2/1/22	5,717	6,158
[5]	Ontario Teachers’ Finance Trust	2.125%	9/19/22	20,000	20,658
[5]	Province of Alberta	1.750%	8/26/20	9,350	9,385
	Province of Manitoba	2.100%	9/6/22	1,400	1,445
	Province of Ontario	4.400%	4/14/20	19,500	19,524
	Province of Quebec	2.750%	8/25/21	6,350	6,525
	Republic of Chile	3.875%	8/5/20	26,600	26,627
	Republic of Chile	3.250%	9/14/21	7,650	7,647
	Republic of Latvia	5.250%	6/16/21	4,000	4,157
	Republic of Lithuania	6.125%	3/9/21	26,180	27,010
[5]	Republic of Lithuania	6.125%	3/9/21	2,737	2,825
	Republic of Lithuania	6.625%	2/1/22	41,690	44,956
	Republic of Poland	5.125%	4/21/21	1,350	1,396
	Republic of Poland	5.000%	3/23/22	20,630	22,016
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	268	276
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	300	301
	Slovak Republic	4.375%	5/21/22	57,500	60,332
	SoQ Sukuk A QSC	3.241%	1/18/23	358	360
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	5,542	5,593
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,630	3,883
	State of Israel	3.150%	6/30/23	2,000	2,076
	State of Kuwait	2.750%	3/20/22	10,987	11,033
	State of Qatar	4.500%	1/20/22	6,000	6,160
	State of Qatar	3.875%	4/23/23	10,734	11,033

Institutional Short-Term Bond Fund
			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
State of Qatar	3.375%	3/14/24	16,200	16,485
[5] Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,105

Total Sovereign Bonds (Cost $685,956)				697,153
			Shares
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
[9] Vanguard Market Liquidity Fund
(Cost $209,488)	0.943%		2,095,215	209,270
Total Investments (102.8%) (Cost $7,174,513)				7,204,412
Other Assets and Liabilities—Net (-2.8%)				(193,433)
Net Assets (100%)				7,010,979

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

§	Security value determined using significant unobservable inputs.

1	Securities with a value of $20,344,000 have been segregated as initial margin for open centrally cleared swap contracts.

2	Securities with a value of $2,483,000 have been segregated as initial margin for open futures contracts.

3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $1,386,370,000, representing 19.8% of net assets.

6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Guaranteed by multiple countries.

8	Guaranteed by the Government of Japan.

9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	June 2020	2,000	440,766	2,054
30-Year U.S. Treasury Bond	June 2020	53	9,490	530
				2,584

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	(166)	(25,901)	(1,387)
10-Year U.S. Treasury Note	June 2020	(45)	(6,241)	(1)
5-Year U.S. Treasury Note	June 2020	(19)	(2,382)	—
				(1,388)
				1,196

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Paid		Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Received	)	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)		($000)	($000)
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)		(12)	15		—	(27)
State of Qatar	6/20/22	CITNA	5,280	(1.000)		(23)	28		—	(51)
						(35)	43		—	(78)

1 Periodic premium received/paid quarterly.

BOANA—Bank of America, N.A.

CITNA—Citibank N.A.

Institutional Short-Term Bond Fund

Centrally Cleared Interest Rate Swaps

				Fixed		Floating
				Interest		Interest
				Rate		Rate			Unrealized
	Future		Notional	Received		Received			Appreciation
	Effective		Amount	(Paid	)[2]	(Paid	)[3]	Value	(Depreciation )
Termination Date	Date		($000)	(%	)	(%	)	($000)	($000)
6/17/21	6/17/20	[1]	104,268	1.250		(0.000)		910	32
6/17/22	6/17/20	[1]	215,623	(1.000)		0.000		(2,809)	(384)
6/19/23	6/17/20	[1]	125,837	(1.000)		0.000		(2,357)	(488)
6/17/24	6/17/20	[1]	90,318	(1.000)		0.000		(2,062)	(640)
6/17/25	6/17/20	[1]	96,454	(1.250)		0.000		(3,671)	(912)
6/17/27	6/17/20	[1]	36,573	(1.250)		0.000		(1,666)	(417)
								(11,655)	(2,809)

1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semiannually.
3	Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,965,025)	6,995,142
Affiliated Issuers (Cost $209,488)	209,270
Total Investments in Securities	7,204,412
Investment in Vanguard	296
Receivables for Investment Securities Sold	43
Receivables for Accrued Income	26,007
Receivables for Capital Shares Issued	32,004
Swap Premiums Paid	43
Variation Margin Receivable—Futures Contracts	133
Variation Margin Receivable—Centrally Cleared Swap Contracts	120
Total Assets	7,263,058
Liabilities
Due to Custodian	2,056
Payables for Investment Securities Purchased	248,596
Payables to Vanguard	838
Variation Margin Payable—Futures Contracts	217
Variation Margin Payable—Centrally Cleared Swap Contracts	294
Unrealized Depreciation—Over-the-Counter Swap Contracts	78
Total Liabilities	252,079
Net Assets	7,010,979

At March 31, 2020, net assets consisted of:

Paid-in Capital	7,000,535
Total Distributable Earnings (Loss)	10,444
Net Assets	7,010,979

Net Assets
Applicable to 510,764,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,010,979
Net Asset Value Per Share	$13.73

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Interest[1]	84,036
Total Income	84,036
Expenses
The Vanguard Group—Note B
Investment Advisory Services	101
Management and Administrative	490
Marketing and Distribution	46
Custodian Fees	20
Trustees’ Fees and Expenses	2
Total Expenses	659
Net Investment Income	83,377
Realized Net Gain (Loss)
Investment Securities Sold[1]	43,862
Futures Contracts	706
Swap Contracts	(18,670)
Realized Net Gain (Loss)	25,898
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(75,304)
Futures Contracts	4,794
Swap Contracts	191
Change in Unrealized Appreciation (Depreciation)	(70,319)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,956

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $892,000, ($102,000), and ($229,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	83,377	216,763
Realized Net Gain (Loss)	25,898	(4,375)
Change in Unrealized Appreciation (Depreciation)	(70,319)	158,777
Net Increase (Decrease) in Net Assets Resulting from Operations	38,956	371,165
Distributions[1]
Total Distributions	(84,011)	(216,604)
Capital Share Transactions
Issued	665,307	362,489
Issued in Lieu of Cash Distributions	84,011	216,604
Redeemed	(1,474,234)	(748,794)
Net Increase (Decrease) from Capital Share Transactions	(724,916)	(169,701)
Total Increase (Decrease)	(769,971)	(15,140)
Net Assets
Beginning of Period	7,780,950	7,796,090
End of Period	7,010,979	7,780,950

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Financial Highlights

	Six Months				June 19,
	Ended	Year Ended September 30,			2015[1] to
For a Share Outstanding	March 31,				Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.82	$13.55	$13.75	$13.84	$13.79	$13.79
Investment Operations
Net Investment Income	.175 [2]	.373 [2]	.293 [2]	.221 [2]	.188	.047
Net Realized and Unrealized Gain (Loss)
on Investments	(.086)	.271	(.202)	(.071)	.052	.001
Total from Investment Operations	.089	.644	.091	.150	.240	.048
Distributions
Dividends from Net Investment Income	(.179)	(.374)	(.291)	(.229)	(.187)	(.048)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.003)	—
Total Distributions	(.179)	(.374)	(.291)	(.240)	(.190)	(.048)
Net Asset Value, End of Period	$13.73	$13.82	$13.55	$13.75	$13.84	$13.79

Total Return	0.64%	4.81%	0.67%	1.10%	1.75%	0.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,011	$7,781	$7,796	$7,233	$10,397	$10,270
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	2.53%	2.73%	2.15%	1.61%	1.37%	1.22%[3]
Portfolio Turnover Rate	66%	83%	118%[4]	66%	119%	28%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Commencement of operations as a registered investment company.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Notes to Financial Statements

Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

Institutional Short-Term Bond Fund

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented 13% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may

Institutional Short-Term Bond Fund

terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended March 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 10% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Institutional Short-Term Bond Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $296,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Short-Term Bond Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	834,875	—	834,875
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,315,832	2,799	3,318,631
Corporate Bonds	—	2,144,483	—	2,144,483
Sovereign Bonds	—	697,153	—	697,153
Temporary Cash Investments	209,270	—	—	209,270
Total	209,270	6,992,343	2,799	7,204,412
Derivative Financial Instruments
Assets
Futures Contracts[1]	133	—	—	133
Swap Contracts	120[1]	—	—	120
Total	253	—	—	253
Liabilities
Futures Contracts[1]	217	—	—	217
Swap Contracts	294[1]	78	—	372
Total	511	78	—	589

1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Credit
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Swap Premiums Paid	—	43	43
Variation Margin Receivable—Futures Contracts	133	—	133
Variation Margin Receivable—Centrally Cleared Swap Contracts	120	—	120
Total Assets	253	43	296

Variation Margin Payable—Futures Contracts	217	—	217
Variation Margin Payable—Centrally Cleared Swap Contracts	294	—	294
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	78	78
Total Liabilities	511	78	589

Institutional Short-Term Bond Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2020, were:

Interest Rate		Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	706	—	706
Swap Contracts	(18,620)	(50)	(18,670)
Realized Net Gain (Loss) on Derivatives	(17,914)	(50)	(17,964)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,794	—	4,794
Swap Contracts	53	138	191
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,847	138	4,985

E. As of March 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,175,241
Gross Unrealized Appreciation	76,681
Gross Unrealized Depreciation	(49,158)
Net Unrealized Appreciation (Depreciation)	27,523

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $45,992,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended March 31, 2020, the fund purchased $2,504,157,000 of investment securities and sold $2,507,889,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,792,517,000 and $2,467,300,000, respectively.

Institutional Short-Term Bond Fund

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	48,035	26,336
Issued in Lieu of Cash Distributions	6,081	15,817
Redeemed	(106,497)	(54,155)
Net Increase (Decrease) in Shares Outstanding	(52,381)	(12,002)

H. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund

Fund Allocation

As of March 31, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	14.3%
Corporate Bonds	23.7
Sovereign Bonds	4.7
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	57.0

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Intermediate-Term Bond Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (54.9%)
U.S. Government Securities (15.1%)
	United States Treasury Note/Bond	1.125%	2/28/22	815,000	828,757
[1]	United States Treasury Note/Bond	1.625%	11/15/22	240,000	248,174
	United States Treasury Note/Bond	1.500%	1/15/23	245,000	253,230
	United States Treasury Note/Bond	1.375%	2/15/23	500,000	515,625
	United States Treasury Note/Bond	0.500%	3/15/23	200,000	201,250
[2,3]	United States Treasury Note/Bond	2.875%	10/31/23	443,500	483,140
	United States Treasury Note/Bond	2.625%	12/31/23	94,000	101,932
	United States Treasury Note/Bond	1.500%	10/31/24	110,000	115,603
	United States Treasury Note/Bond	1.750%	12/31/24	75,000	79,817
	United States Treasury Note/Bond	1.375%	1/31/25	110,000	115,191
	United States Treasury Note/Bond	0.500%	3/31/25	300,000	301,875
[2,3]	United States Treasury Note/Bond	2.500%	2/28/26	200,000	223,312
	United States Treasury Note/Bond	1.625%	11/30/26	175,000	187,359
	United States Treasury Note/Bond	1.750%	12/31/26	40,000	43,200
	United States Treasury Note/Bond	1.125%	2/28/27	72,000	74,846
	United States Treasury Note/Bond	1.500%	2/15/30	260,000	280,272
					4,053,583
Agency Bonds and Notes (0.3%)
[4]	Fannie Mae Principal Strip	0.000%	1/15/30	4,900	4,241
[5]	Fannie Mae Principal Strip	0.000%	10/25/40	7,643	7,342
	Federal Home Loan Banks	3.125%	6/13/25	6,300	7,067
	Federal Home Loan Banks	3.125%	9/12/25	7,050	7,941
	Federal Home Loan Banks	2.500%	12/10/27	8,450	9,279
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,433
	Federal Home Loan Banks	3.250%	11/16/28	27,975	32,855
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	11,675	12,388
	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,429
					84,975
Conventional Mortgage-Backed Securities (34.3%)
[4,5]	Fannie Mae Pool	2.000%	5/1/28–8/1/28	3,140	3,232
[4,5,6]	Fannie Mae Pool	2.500%	9/1/27–12/1/49	261,086	271,003
[4,5,6]	Fannie Mae Pool	3.000%	8/1/21–3/1/50	1,684,494	1,771,036
[4,5,6]	Fannie Mae Pool	3.500%	8/1/20–4/1/50	952,831	1,016,529
[4,5,6]	Fannie Mae Pool	4.000%	7/1/20–5/1/50	1,046,333	1,113,576
[4,5]	Fannie Mae Pool	4.500%	5/1/20–3/1/50	635,727	690,241
[4,5]	Fannie Mae Pool	5.000%	7/1/20–10/1/49	169,932	187,930
[4,5]	Fannie Mae Pool	5.500%	1/1/21–5/1/44	201,828	231,923
[4,5]	Fannie Mae Pool	6.000%	3/1/21–7/1/41	59,904	70,954
[4,5]	Fannie Mae Pool	6.500%	8/1/21–6/1/40	7,132	8,322

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4,5]	Fannie Mae Pool	7.000%	9/1/28–12/1/38	2,632	3,087
[4,5]	Fannie Mae Pool	7.500%	8/1/30–6/1/32	196	234
[4,5]	Fannie Mae Pool	8.000%	7/1/30–1/1/31	11	13
[4,5]	Fannie Mae Pool	8.500%	12/1/30	8	9
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	5,070	5,210
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/47	22,297	23,289
[4,5]	Freddie Mac Gold Pool	3.000%	2/1/27–8/1/47	127,924	136,145
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/20–3/1/49	255,148	270,830
[4,5]	Freddie Mac Gold Pool	4.000%	4/1/20–5/1/49	157,381	168,469
[4,5]	Freddie Mac Gold Pool	4.500%	3/1/21–2/1/49	90,307	98,624
[4,5]	Freddie Mac Gold Pool	5.000%	5/1/20–2/1/49	13,738	15,220
[4,5]	Freddie Mac Gold Pool	5.500%	2/1/32–8/1/40	23,049	25,829
[4,5]	Freddie Mac Gold Pool	6.000%	10/1/27–5/1/40	17,449	20,418
[4,5]	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/39	7,839	9,067
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,446	1,657
[4,5]	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/38	2,226	2,627
[4,5]	Freddie Mac Gold Pool	8.000%	4/1/30–7/1/30	9	11
[4,5]	Freddie Mac Pool	3.500%	12/1/49	3,660	3,772
[4,5]	Freddie Mac Pool	4.000%	9/1/49–11/1/49	96,383	100,765
[5]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	835	884
[5]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	30,750	33,012
[5]	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	42,781	45,839
[5]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	5,534	5,918
[5]	Ginnie Mae I Pool	4.500%	7/15/33–12/15/46	26,545	29,369
[5]	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	12,397	14,081
[5]	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	7,227	8,100
[5]	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	4,077	4,597
[5]	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	2,709	3,120
[5]	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	158	180
[5]	Ginnie Mae I Pool	7.500%	4/15/31–3/15/32	37	42
[5]	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	40	48
[5]	Ginnie Mae I Pool	8.500%	7/15/30	18	20
[5]	Ginnie Mae I Pool	9.000%	5/15/21–7/15/21	1	1
[5,6]	Ginnie Mae II Pool	2.500%	3/20/43–4/1/50	98,427	102,857
[5,6]	Ginnie Mae II Pool	3.000%	3/20/27–4/1/50	649,766	683,215
[3,5,6]	Ginnie Mae II Pool	3.500%	6/20/42–4/1/50	519,558	552,845
[5]	Ginnie Mae II Pool	4.000%	2/20/34–12/20/49	335,779	358,330
[5,6]	Ginnie Mae II Pool	4.500%	3/20/33–4/1/50	314,845	332,663
[5,6]	Ginnie Mae II Pool	5.000%	5/20/39–4/1/50	53,158	56,525
[5]	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	2,810	3,182
[5]	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	4,735	5,542
[5]	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	51	61
[4,5,6]	UMBS Pool	2.000%	4/1/35–5/1/35	152,700	156,565
[4,5,6]	UMBS Pool	2.500%	6/1/50	189,500	189,500
[4,5,6]	UMBS Pool	3.500%	7/1/47–3/1/50	19,459	18,358
[4,5,6]	UMBS Pool	4.000%	2/1/45–1/1/50	173,624	186,846
[4,5]	UMBS Pool	4.500%	4/1/49–3/1/50	160,790	169,516
[4,5]	UMBS Pool	5.000%	10/1/49–2/1/50	9,499	10,164
[4,5]	UMBS Pool	6.000%	4/1/39	20,777	24,061
					9,245,463
Nonconventional Mortgage-Backed Securities (5.2%)
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.035%	8/1/33	23	25
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.410%	8/1/33	19	20
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	4.487%	7/1/33	77	80

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	4.585%	5/1/33	3	3
[4,5,7]	Fannie Mae Pool, 1Y CMT + 2.000%	3.700%	12/1/32	4	5
[4,5,7]	Fannie Mae Pool, 1Y CMT + 2.210%	4.735%	5/1/33	36	39
[4,5]	Fannie Mae REMICS	1.750%	5/25/43–3/25/46	59,707	59,722
[4,5]	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	150,014	159,951
[4,5]	Fannie Mae REMICS	2.750%	8/25/47	31,857	32,621
[4,5]	Fannie Mae REMICS	3.000%	5/25/47–9/25/48	155,642	164,227
[4,5]	Fannie Mae REMICS	3.500%	10/25/44–6/25/48	37,891	41,014
[4,5]	Fannie Mae REMICS	4.000%	12/25/47	37,000	41,773
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.367%	8/1/37	51	54
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	3.896%	10/1/32	13	14
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	3.961%	2/1/33	16	16
[4,5]	Freddie Mac REMICS	2.500%	2/25/50	59,801	62,285
[4,5]	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	32,011	33,163
[4,5]	Freddie Mac REMICS	3.500%	3/25/50	25,625	25,797
[4,5]	Freddie Mac REMICS	4.000%	5/15/48–4/15/49	126,756	145,451
[4,5]	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	106,095	123,807
[5]	Ginnie Mae REMICS	3.000%	2/20/47–2/20/48	17,513	18,521
[5]	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	255,020	273,288
[5]	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	124,797	133,891
[5]	Ginnie Mae REMICS	4.000%	10/20/47–9/20/48	24,104	25,853
[5]	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	43,260	50,923
					1,392,543
Total U.S. Government and Agency Obligations (Cost $14,332,200)					14,776,564
Asset-Backed/Commercial Mortgage-Backed Securities (13.6%)
[5]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,770	1,779
[5]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,983	1,978
[5]	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	4,910	5,015
[5]	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	12,310	12,173
[5]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	710	704
[5]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	21,500	21,689
[5]	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	20,180	19,816
[5]	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	9,530	9,732
[5,8]	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	5,406	5,539
§,5,8	ARI Fleet Lease Trust 2020-A	1.800%	8/15/28	2,200	2,200
[5,8]	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	600	608
[5,8]	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	460	501
[5,8]	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	2,745	2,556
[5,8]	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	4,430	4,362
[5]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	280	290
[5]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.441%	9/15/48	900	945
[5]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	3,305	3,502

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[5]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	320	337
[5]	BANK 2017 - BNK4	3.625%	5/15/50	280	296
[5]	BANK 2017 - BNK5	3.390%	6/15/60	660	697
[5]	BANK 2017 - BNK6	3.254%	7/15/60	4,880	5,162
[5]	BANK 2017 - BNK6	3.518%	7/15/60	1,110	1,168
[5]	BANK 2017 - BNK6	3.741%	7/15/60	440	456
[5]	BANK 2017 - BNK7	3.175%	9/15/60	13,550	14,406
[5]	BANK 2017 - BNK7	3.435%	9/15/60	1,390	1,460
[5]	BANK 2017 - BNK8	3.488%	11/15/50	2,670	2,833
[5]	BANK 2017 - BNK9	3.538%	11/15/54	6,665	7,097
[5]	BANK 2018 - BN10	3.641%	2/15/61	1,030	1,089
[5]	BANK 2018 - BN12	4.255%	5/15/61	780	878
[5]	BANK 2018 - BN13	4.217%	8/15/61	220	248
[5]	BANK 2018 - BN14	4.185%	9/15/60	160	173
[5]	BANK 2018 - BN14	4.231%	9/15/60	1,055	1,185
[5]	BANK 2019 - BN17	3.623%	4/15/52	285	300
[5]	BANK 2019 - BN17	3.714%	4/15/52	4,459	4,816
[5]	BANK 2019 - BN18	3.584%	5/15/62	1,270	1,356
[5]	BANK 2019 - BN19	3.183%	8/15/61	3,910	4,078
[5]	BANK 2019 - BN20	3.011%	9/15/62	7,180	7,359
[5]	BANK 2019 - BN21	2.851%	10/17/52	9,220	9,291
[5]	BANK 2019 - BN23	2.846%	12/15/52	1,890	1,897
[5]	BANK 2019 - BN23	2.920%	12/15/52	11,780	11,938
[5]	BANK 2019 - BN24	2.960%	11/15/62	30,620	31,396
[5]	BANK 2020 - BN25	2.649%	1/15/63	3,500	3,496
[5]	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	9,550	9,600
[5]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	6,800	7,058
[5]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	13,010	13,449
[5]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	2,500	2,504
[5]	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	640	672
[5]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	1,630	1,762
[5]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	1,360	1,404
[5]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	4,325	4,726
[5]	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	1,730	1,910
[5]	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	790	884
[5]	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	211	229
[5]	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	305	323
[5]	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	5,200	5,283
[5]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	20,500	21,137
[5]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	3,300	3,334
[5]	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	24,330	23,346
[5]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	9,710	9,760
[5,7]	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	1.416%	6/25/26	1,264	1,248
[5,7]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	2.479%	2/25/30	909	867
[5,8]	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	4,080	4,128
[5,8]	Canadian Pacer Auto Receivables Trust A Series 2019	2.960%	6/19/24	1,300	1,330
[5,8]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	5,910	5,915

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[5,8]	Canadian Pacer Auto Receiveable Trust A Series 2018	3.440%	8/21/23	2,630	2,699
[5,8]	Canadian Pacer Auto Receiveable Trust A Series 2020	1.830%	7/19/24	8,600	8,551
[5,8]	Canadian Pacer Auto Receiveable Trust A Series 2020	1.890%	3/19/25	1,840	1,821
[5]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	18,800	19,413
[5]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	12,470	12,405
[5]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	4,210	4,258
[5]	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	28,620	28,407
[5]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	19,830	19,475
[5]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	3,550	3,380
[5]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	29,470	30,158
[5]	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,990	9,742
[5]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,470	2,462
[5]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	7,400	7,471
[5]	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	19,380	19,563
[5]	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	9,680	9,913
[5]	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	11,640	11,828
[5]	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	4,290	4,428
[5]	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	27,410	26,070
[5]	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	5,000	5,014
[5]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	33,050	32,190
[5]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	4,790	4,776
[5]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	3,040	3,020
[5]	CCUBS Commercial Mortgage Trust 2017-C1	3.283%	11/15/50	5,000	5,262
[5]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	110	112
[5]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	1,250	1,317
[5]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	480	515
[5]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	2,545	2,714
[5]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	535	565
[5]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	1,290	1,322
[5]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	1,144	1,144
[5,8]	CFCRE Commercial Mortgage Trust 2011-C2	5.744%	12/15/47	2,298	2,402
[5]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	3,376	3,521
[5,8]	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	10,408	10,295
[5,8]	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	20,954	20,691
[5,8]	Chesapeake Funding II LLC 2019-2	1.950%	9/15/31	15,863	16,043
[5,8]	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	500	509
[5]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	1,527	1,562
[5]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	265	273
[5]	Citigroup Commercial Mortgage Trust 2014-GC19	3.753%	3/10/47	111	114
[5]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	8,709	9,243
[5]	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	708	742

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[5]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	4,234	4,426
[5]	Citigroup Commercial Mortgage Trust 2014-GC23	3.356%	7/10/47	705	737
[5]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	1,575	1,647
[5]	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	275	278
[5]	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	1,640	1,712
[5]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	4,507	4,600
[5]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	20	21
[5]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	620	662
[5]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	6,541	6,929
[5]	Citigroup Commercial Mortgage Trust 2015-GC36	3.349%	2/10/49	2,600	2,676
[5]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	1,467	1,535
[5]	Citigroup Commercial Mortgage Trust 2016-C2	2.575%	8/10/49	4,910	4,962
[5]	Citigroup Commercial Mortgage Trust 2016-GC37	3.050%	4/10/49	4,200	4,205
[5]	Citigroup Commercial Mortgage Trust 2016-GC37	3.314%	4/10/49	4,000	4,093
[5]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	120	120
[5]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	1,070	1,101
[5]	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	4,530	4,808
[5]	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	2,445	2,598
[5]	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	65	72
[5]	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	2,650	2,900
[5]	Citigroup Commercial Mortgage Trust 2019-C7	2.860%	12/15/72	10,150	9,901
[5]	Citigroup Commercial Mortgage Trust 2019-C7	3.042%	12/15/72	8,550	8,723
[5]	Citigroup Commercial Mortgage Trust 2019-C7	3.102%	12/15/72	20,500	21,713
[5]	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	3,420	3,451
[5]	CNH Equipment Trust 2017-C	2.080%	2/15/23	3,187	3,205
[5]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	666	681
[5]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	999	1,022
[5]	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,673	1,651
[5,8]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	770	779

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[5]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,357	1,365
[5]	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	50	50
[5]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	580	586
[5,8]	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	910	927
[5]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	2,059	2,133
[5]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	922	990
[5]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	540	549
[5]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	371	385
[5]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	2,128	2,249
[5]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	7,500	7,874
[5]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
[5]	COMM 2013-CCRE9 Mortgage Trust	4.221%	7/10/45	1,947	2,027
[5,8]	COMM 2013-CCRE9 Mortgage Trust	4.245%	7/10/45	2,331	2,392
[5,8]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	390	401
[5]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	160	167
[5]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	748	766
[5,8]	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	600	580
[5,8]	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	100	104
[5]	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,242
[5]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	993	1,066
[5]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	10	11
[5]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,328	1,412
[5]	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	330	346
[5]	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,420	6,674
[5]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	4,082	4,298
[5]	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	2,370	2,484
[5]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,917	4,124
[5]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,194	5,446
[5]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,587	1,682
[5]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	570	591
[5]	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,591	2,710
[5]	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,916	3,101
[5]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,838	1,981
[5]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,386	3,539
[5]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	1,195	1,235
[5]	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	2,050	2,075
[5]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	9,970	10,256
[5]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	857	894
[5]	CSAIL 2016-C7 Commercial Mortgage Trust	3.210%	11/15/49	3,400	3,543
[5]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	2,683	2,839
[5]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,280	1,289
[5]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	1,110	1,186
[5]	CSAIL 2019-C18 Commercial Mortgage Trust	2.868%	12/15/52	2,040	2,068
[5]	CSAIL 2019-C18 Commercial Mortgage Trust	2.968%	12/15/52	17,500	17,659
[5]	CSAIL 2020-C19 Commercial Mortgage Trust	2.561%	3/15/53	4,500	4,437
[5,8]	Daimler Trucks Retail Trust 2019-1	2.770%	8/15/22	55,310	55,488
[5,8]	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	7,420	7,643
[5]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	3,190	3,381
[5,7,8]	DELAM 2018-1, 1M USD LIBOR + 0.700%	1.450%	11/19/25	27,600	27,445
[5,8]	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	19,770	20,229
[5]	Deutsche Bank Commercial Mortgage Trust 2016-C3	2.632%	8/10/49	9,200	9,384

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value*
		Coupon	Date	($000)	($000)
[5]	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	12,560	12,553
[5]	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	27,100	27,812
[5]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	20,950	21,038
[5,8]	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	8,867	8,828
[5,8]	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	16,128	16,137
[5,8]	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,870	7,120
[5,8]	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	11,180	11,423
[5,8]	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	8,160	8,554
[5,8]	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	17,800	17,311
[5,8]	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	10,200	10,219
[5]	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	3,180	3,159
[5,7,8]	Edsouth Indenture No 9 LLC 2015-1, 1M USD LIBOR + 0.800%	1.747%	10/25/56	251	241
[5,8]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	6,119	6,106
[5,8]	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/20/24	9,750	10,218
[5,8]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	12,940	12,703
[5,8]	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	26,940	26,789
[5,8]	Enterprise Fleet Financing LLC Series 2020-1	1.860%	12/22/25	3,400	3,285
[4,5]	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,926	7,445
[4,5]	Fannie Mae-Aces 2011-84A	5.250%	9/25/41	7,185	8,682
[4,5]	Fannie Mae-Aces 2013-19A	3.500%	3/25/43	20,366	22,600
[4,5]	Fannie Mae-Aces 2016-53KA	1.850%	8/25/46	12,440	12,950
[4,5]	Fannie Mae-Aces 2018-49E	3.500%	7/25/48	2,126	2,273
[4,5]	Fannie Mae-Aces 2018-73E	4.000%	10/25/48	7,805	9,033
[4,5]	Federal Home Loan Mortgage Corp 2017- 357A	2.500%	9/15/47	19,998	21,249
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4746B	3.500%	4/15/38	8,642	9,484
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4763C	4.000%	8/15/47	4,062	4,805
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4768A	3.500%	6/15/38	21,435	23,547
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4818J	4.000%	8/15/48	2,191	2,423
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4819E	4.000%	7/15/48	6,693	7,563
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4819E	4.000%	7/15/48	7,795	8,991
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4823E	4.000%	9/15/48	27,143	31,256
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4826A	4.000%	9/15/48	19,974	22,483
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4827	4.000%	5/15/48	5,038	5,768
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4837	4.000%	10/15/48	30,938	36,006
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4883A	4.000%	5/15/49	4,668	5,245
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4883A	4.000%	5/15/49	4,668	5,166
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4894G	3.500%	6/15/49	7,421	8,259

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 4945F	2.500%	9/25/49	26,426	28,375
[5]	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,110	13,101
[5]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	21,120	20,994
[5]	Ford Credit Auto Lease Trust 2020-A	1.850%	3/15/23	8,500	8,405
[5,8]	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	11,072	10,932
[5,8]	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	26,030	25,781
[5,8]	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	13,160	13,038
[5]	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	263	262
[5]	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,265
[5]	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	24,130	24,348
[5]	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	8,300	8,511
[5,8]	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	6,690	6,518
[5,8]	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	12,560	12,547
[5,8]	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	13,211	13,146
[5]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	35,430	35,532
[5]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,600	18,692
[5,8]	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	2,940	2,713
[5]	Ford Credit Floorplan Master Owner Trust A 2019-3	2.230%	9/15/24	34,565	33,580
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	54,110	53,959
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	46,100	46,075
5	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	25,280	24,976
[5]	GM Financial Automobile Leasing Trust 2019-3	2.030%	6/20/22	23,630	23,535
[5]	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	6,480	6,390
[5]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	1,400	1,375
[5]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,430	4,504
[5]	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	18,400	18,598
[5]	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	5,820	5,922
[5]	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	14,600	14,237
[5]	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	8,450	8,684
[5]	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	11,470	11,708
[5]	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	27,340	27,559
[5]	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	8,260	8,386
[5]	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	15,340	15,243
[5]	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	8,640	8,320
5	GM Financial Securitized Term Auto Receivables Trust 2019-4	1.760%	1/16/25	3,710	3,660
[5,8]	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	13,170	13,115
[5,8]	GMF Floorplan Owner Revolving Trust 2019-2	2.900%	4/15/26	27,600	26,475
[5,8]	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	9,816	9,941
[5,8]	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	25,470	27,523
[5,7,8]	Gosforth Funding 2018-1A plc,3M USD LIBOR + 0.450%	2.129%	8/25/60	8,556	8,404
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	3,690	3,705
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	4,110	4,322
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	14,300	13,880

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.850%	2/16/26	3,100	2,982
[5,8]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	241
[5]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,055	1,084
[5]	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
[5]	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	5,884	6,233
[5]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	210	220
[5]	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	140	146
[5]	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	1,680	1,756
[5]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,630	3,828
[5]	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	90	94
[5]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40	42
[5]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
[5]	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	7,364
[5]	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	2,010	2,098
[5]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	2,520	2,666
[5]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	180	182
[5]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	2,450	2,570
[5]	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	720	811
[5]	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	2,600	2,890
[5]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	1,170	1,223
[5]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	2,400	2,479
[5]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	26,700	27,384
[5]	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	5,500	5,556
[5]	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	13,310	13,504
[5]	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	2,960	3,063
[5]	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	2,000	2,071
[5]	Harley-Davidson Motorcycles 2020-A	1.870%	10/15/24	6,220	6,364
[5,8]	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	2,790	2,765
[5,8]	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	4,141	4,057
[5,8]	Hilton USA Trust 2016-HHV	3.719%	11/5/38	30	32
[5,7,8]	Holmes Master Issuer PLC 2018-1, 3M USD LIBOR + 0.360%	2.191%	10/15/54	9,180	9,117
[5,7,8]	Holmes Master Issuer PLC 2018-2A, 3M USD LIBOR + 0.420%	2.251%	10/15/54	12,949	12,944
[5]	Honda Auto Receivables 2017-3 Owner Trust	1.980%	11/20/23	6,490	6,486
[5]	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	5,020	5,106
[5]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	12,490	12,387
[5]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	2,530	2,575
[5]	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	11,220	11,464
[5]	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	5,000	5,226
[5]	Honda Auto Receivables 2019-3 Owner Trust	1.780%	8/15/23	33,200	33,058
[5]	Honda Auto Receivables 2019-3 Owner Trust	1.850%	8/15/25	9,700	9,636
[5]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	30,170	28,954
[5]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	5,610	5,297
[5,8]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	13,080	13,389
[5,8]	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	7,800	7,637
[5,8]	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	1,500	1,486
[5,8]	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	4,800	4,722
[5,8]	Hudson Yards 2019-30HY	3.228%	7/10/39	910	927
[5,8]	Hyundai Auto Lease Securitization Trust 2019-A	3.050%	12/15/22	3,540	3,566

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5,8]	Hyundai Auto Lease Securitization Trust 2019-B	2.040%	8/15/22	37,070	37,050
[5,8]	Hyundai Auto Lease Securitization Trust 2020-A	1.950%	7/17/23	8,260	8,148
[5]	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	11,040	11,117
[5]	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	6,050	6,136
[5]	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	9,820	9,728
[5]	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	2,770	2,754
[5,8]	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	5,210	5,105
[5,8]	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,184	2,245
[5]	John Deere Owner Trust 2018-B	3.080%	11/15/22	26,300	26,445
[5]	John Deere Owner Trust 2018-B	2.910%	7/17/23	27,010	27,320
[5]	John Deere Owner Trust 2018-B	3.230%	6/16/25	7,720	7,854
[5]	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,270	4,347
[5]	John Deere Owner Trust 2019-B	2.210%	12/15/23	9,580	9,576
[5]	John Deere Owner Trust 2019-B	2.320%	5/15/26	5,100	5,146
[5,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	2,687	2,733
[5,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.419%	8/15/46	1,383	1,418
[5,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	9,826	10,000
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	340	347
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	766	773
[5,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	1,523	1,532
[5,8]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	1,622	1,612
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	2,628	2,754
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	357	369
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	185	194
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,323
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	2,841	2,888
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	171	175
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	1,525	1,554
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	2,900	3,092
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	5,080	5,495
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.224%	7/15/50	3,790	3,959
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	2,140	2,267

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	895	947
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.363%	7/15/45	1,220	1,261
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	3,137	3,257
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	1,465	1,501
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	270	278
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	490	516
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	140	145
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,238	4,497
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	5,130	5,436
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	450	463
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	90	95
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	184	191
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,130	1,186
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	86	89
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10	10
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	110	114
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	20	21
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	150	160
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,489	3,677
[5]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.311%	3/15/49	3,000	3,150
[5]	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	400	418
[5]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	360	380
[5]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	60	67
[5,7,8]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	2.103%	12/22/69	2,996	2,889
[5,7]	Lanark Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	2.103%	12/22/69	6,547	6,307
[5,8]	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	1,100	1,087
[5]	M Financial Securitized Term Auto Receivables Trust 2019-4	1.750%	7/16/24	26,510	26,307

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	Mercedes-Benz Auto Lease Trust 2018-B	3.210%	9/15/21	3,000	3,002
[5]	Mercedes-Benz Auto Lease Trust 2019-A	3.100%	11/15/21	2,000	2,007
[5]	Mercedes-Benz Auto Lease Trust 2019-A	2.000%	10/17/22	20,760	20,457
[5]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	10,620	10,399
[5]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	4,100	4,096
[5]	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	11,460	11,677
[5]	Mercedes-Benz Auto Receivables Trust 2019-1	2.040%	1/15/26	11,300	11,245
[5,8]	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	17,360	17,366
[5,8]	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	407	406
[5,8]	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	6,130	6,052
[5,8]	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,151
[5,8]	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,081
[5,8]	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	4,730	4,791
[5,8]	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	2,580	2,639
[5,8]	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,430	4,458
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	2,605	2,653
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	1,116	1,144
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	1,047	1,060
[5,8]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV	3.277%	10/15/30	110	111
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.083%	7/15/46	5,387	5,655
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	1,236	1,300
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.153%	8/15/46	190	201
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	278	286
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	150	154
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	85	90
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	400	420
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	200	210
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	1,935	2,024
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	5,400	5,649
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	3,338	3,498
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	330	341
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	570	594
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	60	64
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	114	117

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	10	11
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	145	149
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	60	62
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	11,430	12,099
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	7,440	7,871
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	780	815
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.372%	10/15/48	2,500	2,646
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	4,848	5,072
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.058%	5/15/49	1,060	1,108
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	2,055	2,143
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.459%	12/15/49	5,600	6,014
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	3,763	3,982
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	1,250	1,326
[5,8]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	2,251	2,295
[5]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	7,386	7,737
[5]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	760	771
[5]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	687	705
[5]	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	5,363	5,584
[5]	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,260	1,335
[5]	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	4,257	4,533
[5]	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	790	863
[5]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	13,640	14,235
[5]	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	2,700	2,720
[5]	Morgan Stanley Captial I Trust 2016-BNK2	2.791%	11/15/49	1,570	1,589
[5,7,8]	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	1.477%	9/25/24	2,828	2,728
[5,7,8]	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	1.997%	6/25/65	812	800
[5,7,8]	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	1.797%	6/25/65	514	513
[5,7,8]	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	1.697%	3/25/66	5,060	4,973
[5,7,8]	Navient Student Loan Trust 2017-1, 1M USD LIBOR + 0.750%	1.697%	7/26/66	11,531	11,466
[5]	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	12,290	12,307
[5]	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	6,030	5,831
[5]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	11,340	11,213
[5]	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	22,360	22,425
[5]	Nissan Auto Receivables 2019-A Owner Trust	3.160%	12/16/24	6,700	6,846
[5]	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	5,690	5,980
[5]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	12,860	12,672

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	2,500	2,523
[5,8]	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	1,250	1,255
[5,7,8]	Pepper Residential Securities Trust 2018-A, 1M USD LIBOR + 0.950%	1.761%	3/12/47	6	6
[5,7,8]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	1.585%	1/16/60	752	748
[5,7,8]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	1.773%	6/20/60	9,909	9,876
[5,7,8]	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	1.562%	8/18/60	5,662	5,631
[5,7,8]	Permanent Master Issuer Plc 2018-1A, 3M USD LIBOR + 0.380%	2.211%	7/15/58	6,795	6,543
[5,8]	PFS Financing Corp 2017-B	2.220%	7/15/22	630	624
[5,8]	PFS Financing Corp. 2017-D	2.400%	10/17/22	880	866
[5,8]	PFS Financing Corp. 2018-D	3.190%	4/17/23	440	432
[5,7,8]	PHEAA Student Loan Trust 2016-2A,1M USD LIBOR + 0.950%	1.897%	11/25/65	4,174	3,988
[5,8]	Progress Residential 2018-SFR1 Trust	2.768%	8/17/34	179	174
[5]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	3,481	3,574
[5,7,8]	Resimac Premier Series 2017-1A, 1M USD LIBOR + 0.950%	1.675%	9/11/48	915	913
[5,7,8]	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	1.663%	11/10/49	654	651
[5,7,8]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	2.227%	12/5/59	868	864
[5,7,8]	Resimac Premier Series 2018-2,1M USD LIBOR + 0.850%	1.713%	4/10/50	3,426	3,402
[5,8]	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	15,850	15,920
[5,8]	Santander Retail Auto Lease Trust 2020-A	1.690%	1/20/23	11,025	10,910
[5,8]	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	13,620	13,376
[5,8]	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	3,980	3,895
[5,8]	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	3,100	3,068
[5,8]	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	5,000	4,986
[5]	SMART ABS Series 2016-2 US Trust	2.050%	12/14/22	881	881
[5,8]	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	215	215
[5,7,8]	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	2.155%	2/17/32	162	155
[5,7,8]	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	1.805%	9/15/34	261	250
[5,7,8]	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	1.605%	9/15/34	329	313
[5,8]	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	416	417
[5,8]	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,890	1,896
[5,8]	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	822	846
[5,8]	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,390	1,401
[5,8]	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	66	65
[5,8]	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	330	327
[5,8]	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	281	278
[5,8]	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	248
[5,8]	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	390	387

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5,8]	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	66	66
[5,8]	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	130	129
[5,8]	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,070	1,073
[5,8]	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	1,450	1,437
[5,8]	SoFi Professional Loan Program 2018-D LLC	3.120%	2/25/48	138	138
[5,8]	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	1,100	1,129
[5]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	10,630	10,821
[5]	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	14,980	15,033
[5]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	6,820	6,821
[5]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	10,670	10,789
[5,8]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	105
[5]	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	955	961
[5]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	540	541
[5]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	10,350	10,555
[5]	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	14,720	14,945
[5]	Toyota Auto Receivables 2019-A Owner Trust	2.910%	7/17/23	44,780	44,917
[5]	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	3,800	3,942
[5]	Toyota Auto Receivables 2019-C Owner Trust	1.910%	9/15/23	34,940	34,554
[5]	Toyota Auto Receivables 2019-D Owner Trust	1.990%	2/18/25	6,850	6,806
[5]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	6,600	6,335
[5,8]	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,260	1,259
[5,8]	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	3,800	3,839
[5]	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	273	280
[5]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	2,735	2,935
[5]	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	453	468
[5]	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	3,660	3,692
[5,8]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	4,409	4,526
[5]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,499	1,515
[5]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	220	223
[5]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	150	153
[5]	Verizon Owner Trust 2018-A	3.230%	4/20/23	20,830	21,059
[5]	Verizon Owner Trust 2019-A	2.930%	9/20/23	14,630	14,803
[5]	Verizon Owner Trust 2019-A	1.940%	4/22/24	28,360	26,700
[5]	Verizon Owner Trust 2020-A	1.850%	7/22/24	31,900	30,112
[5,8]	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,836	2,859
[5]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	13,794	13,680
[5]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	5,610	5,830
[5]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.250%	4/20/23	32,530	32,853
[5]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	8,820	9,030
[5]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	852	866
[5]	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	626	638
[5]	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	342	353
[5]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	315	328

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.548%	8/15/50	30	32
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	10	10
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	10	10
[5]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	1,715	1,780
[5]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	102	106
[5]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	440	463
[5]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	3,189	3,352
[5]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	2,120	2,173
[5]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	7,435	7,982
[5]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	3,630	3,817
[5]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	900	893
[5]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	2,139	2,171
[5]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	1,770	1,881
[5]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	8,935	9,680
[5]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	1,285	1,368
[5]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	30	30
[5]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	2,505	2,526
[5]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	3,040	3,260
[5]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	3,140	3,382
[5]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	4,885	5,237
[5]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	396	416
[5]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	1,095	1,226
[5]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	2,470	2,708
[5]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	1,070	1,173
[5]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	960	1,047
[5]	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	310	330
[5]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	470	523

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	390	409
[5]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	1,540	1,551
[5]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	1,280	1,316
[5,8]	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	1,317	1,341
[5]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,199	1,225
[5]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	683	699
[5]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	233	237
[5]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,374	2,408
[5]	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	633	645
[5]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	390	400
[5]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	255	268
[5]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	134	138
[5]	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	513	524
[5]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,665	1,778
[5]	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	2,540	2,644
[5]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,215	1,301
[5]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	30	31
[5]	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	20	20
[5]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	80	83
[5]	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	5,231	5,456
[5]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	925	985
[5]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	3,190	3,259
[5]	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	2,570	2,703
[5]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	2,597	2,655
[5]	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	10,860	10,972
[5]	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	24,700	25,143
[5]	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,070	3,165
[5]	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	5,230	5,370
[5]	World Omni Automobile Lease Securitization Trust 2019-B	2.030%	11/15/22	27,800	27,021

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	9,400	9,172
[5,8]	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	9,350	9,407
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,621,909)					3,640,885
Corporate Bonds (22.5%)
Finance (12.4%)
	Banking (10.8%)
	American Express Co.	3.700%	8/3/23	35,905	37,715
	American Express Co.	3.000%	10/30/24	18,265	18,780
[8]	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	500	514
	Banco Santander SA	4.379%	4/12/28	2,585	2,647
	Banco Santander SA	3.306%	6/27/29	7,600	7,361
[5]	Bank of America Corp.	2.369%	7/21/21	3,005	3,001
[5]	Bank of America Corp.	2.328%	10/1/21	9,260	9,161
	Bank of America Corp.	3.300%	1/11/23	14,870	15,410
[5]	Bank of America Corp.	2.816%	7/21/23	44,800	45,351
[5]	Bank of America Corp.	3.004%	12/20/23	12,480	12,713
	Bank of America Corp.	4.125%	1/22/24	10,000	10,671
[5]	Bank of America Corp.	3.550%	3/5/24	102,215	105,794
[5]	Bank of America Corp.	3.864%	7/23/24	33,950	35,598
[5]	Bank of America Corp.	3.458%	3/15/25	22,500	23,481
	Bank of America Corp.	3.875%	8/1/25	4,582	4,915
[5]	Bank of America Corp.	3.366%	1/23/26	44,735	46,924
[5]	Bank of America Corp.	2.015%	2/13/26	10,000	9,788
[5]	Bank of America Corp.	3.559%	4/23/27	2,777	2,906
	Bank of America Corp.	3.248%	10/21/27	4,500	4,696
[5]	Bank of America Corp.	3.824%	1/20/28	21,886	23,022
[5]	Bank of America Corp.	3.705%	4/24/28	5,800	6,059
[5]	Bank of America Corp.	3.419%	12/20/28	34,922	36,067
[5]	Bank of America Corp.	3.970%	3/5/29	3,000	3,240
[5]	Bank of America Corp.	3.974%	2/7/30	1,960	2,118
[5]	Bank of America Corp.	3.194%	7/23/30	5,000	5,040
[5]	Bank of America Corp.	2.884%	10/22/30	32,816	32,786
[5]	Bank of America Corp.	2.496%	2/13/31	75	73
	Bank of Montreal	3.300%	2/5/24	18,960	19,785
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,019
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,704
	Bank of New York Mellon Corp.	3.450%	8/11/23	17,780	18,611
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,100	2,202
	Bank of New York Mellon Corp.	2.100%	10/24/24	4,000	3,990
	Bank of New York Mellon Corp.	3.000%	2/24/25	700	727
	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	2,843
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	8,328
	Bank of Nova Scotia	1.950%	2/1/23	16,365	16,219
	Bank of Nova Scotia	2.200%	2/3/25	20,980	20,852
	Bank of Nova Scotia	2.700%	8/3/26	11,250	11,357
[8]	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,875	13,990
[8]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	36,856
[8]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	39,510	40,045
[8]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	11,000	10,766
	BNP Paribas SA	5.000%	1/15/21	5,000	5,092
	BNP Paribas SA	3.250%	3/3/23	6,235	6,367

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[8]	BNP Paribas SA	3.500%	11/16/27	5,000	4,891
[5,8]	BNP Paribas SA	3.052%	1/13/31	4,900	4,644
[8]	BPCE SA	2.375%	1/14/25	3,500	3,320
[5]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	10,000	10,081
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,475	20,503
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	3,800	3,915
	Citibank NA	3.400%	7/23/21	5,000	5,093
[5]	Citigroup Inc.	2.312%	11/4/22	5,000	4,987
[5]	Citigroup Inc.	2.876%	7/24/23	20,000	20,149
[5]	Citigroup Inc.	2.666%	1/29/31	8,380	8,120
[5]	Citigroup Inc.	4.412%	3/31/31	35,150	38,548
	Comerica Inc.	3.700%	7/31/23	23,915	24,543
[8]	Commonwealth Bank of Australia	2.750%	3/10/22	9,180	9,236
[8]	Commonwealth Bank of Australia	3.450%	3/16/23	1,580	1,623
[8]	Commonwealth Bank of Australia	3.350%	6/4/24	24,350	25,264
[8]	Commonwealth Bank of Australia	3.150%	9/19/27	12,000	12,490
	Cooperatieve Rabobank UA	2.750%	1/10/23	56,410	56,336
[8]	Cooperatieve Rabobank UA	3.875%	9/26/23	10,635	11,248
[8]	Cooperatieve Rabobank UA	2.625%	7/22/24	5,990	5,751
	Credit Suisse AG	3.000%	10/29/21	4,150	4,233
	Credit Suisse AG	3.625%	9/9/24	8,000	8,410
	Fifth Third Bank	2.250%	6/14/21	6,133	6,146
	Fifth Third Bank	2.250%	2/1/27	10,000	9,493
	First Republic Bank	2.500%	6/6/22	17,170	16,912
[5]	First Republic Bank	1.912%	2/12/24	13,330	12,779
	Goldman Sachs Group Inc.	2.600%	12/27/20	7,975	7,975
	Goldman Sachs Group Inc.	5.750%	1/24/22	11,320	12,020
[5]	Goldman Sachs Group Inc.	2.876%	10/31/22	6,270	6,309
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	305
[5]	Goldman Sachs Group Inc.	2.908%	6/5/23	30,600	30,572
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,756
	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,192
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,817
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,869
	HSBC Holdings plc	2.650%	1/5/22	7,210	7,136
	HSBC Holdings plc	4.875%	1/14/22	2,030	2,088
[5]	HSBC Holdings plc	3.262%	3/13/23	16,050	16,075
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,090
[5]	HSBC Holdings plc	3.033%	11/22/23	10,465	9,994
[5]	HSBC Holdings plc	3.950%	5/18/24	16,615	16,951
[5]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,665
[5]	HSBC Holdings plc	2.633%	11/7/25	10,180	10,051
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,726
[5]	HSBC Holdings plc	4.292%	9/12/26	5,050	5,281
[5]	HSBC Holdings plc	4.041%	3/13/28	28,181	28,655
[5]	HSBC Holdings plc	4.583%	6/19/29	18,855	19,779
	HSBC Holdings plc	4.950%	3/31/30	10,000	11,026
	Huntington National Bank	3.250%	5/14/21	1,100	1,108
	Huntington National Bank	2.500%	8/7/22	4,685	4,696
	Huntington National Bank	3.550%	10/6/23	28,270	29,300
	JPMorgan Chase & Co.	4.350%	8/15/21	3,000	3,090
	JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,534
	JPMorgan Chase & Co.	2.972%	1/15/23	27,933	28,165
	JPMorgan Chase & Co.	3.200%	1/25/23	1,955	2,027

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	JPMorgan Chase & Co.	3.207%	4/1/23	15,000	15,237
[5]	JPMorgan Chase & Co.	2.776%	4/25/23	8,975	9,086
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,266
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,274
[5]	JPMorgan Chase & Co.	3.559%	4/23/24	55,490	57,649
	JPMorgan Chase & Co.	3.625%	5/13/24	6,500	6,866
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	10,000	10,600
	JPMorgan Chase & Co.	3.125%	1/23/25	14,156	14,720
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	52,655	54,555
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	15,531
[5]	JPMorgan Chase & Co.	2.301%	10/15/25	13,250	13,250
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	4,650	4,598
	JPMorgan Chase & Co.	3.200%	6/15/26	11,430	11,876
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	26,840	28,284
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,890
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	17,606
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	15,000	16,825
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,942
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	20,025
[5]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	14,916
	KeyBank NA	2.500%	11/22/21	1,860	1,863
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	3,890	3,910
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,773
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	13,999	14,011
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	812	808
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	19,630	19,597
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	15,569	15,536
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	26,585	27,480
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,036
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,630
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	20,000	19,965
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	35,530	37,498
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	427	456
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,809
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	1,163	1,196
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,919
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	8,093
[8]	Mizuho Bank Ltd.	3.750%	4/16/24	3,860	3,913
[8]	Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,825
[8]	Mizuho Financial Group Inc.	2.632%	4/12/21	3,000	3,029
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	4,837
[8]	Mizuho Financial Group Inc.	3.477%	4/12/26	4,989	5,228
	Mizuho Financial Group Inc.	4.018%	3/5/28	1,250	1,344
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,253
[5]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,911
	Morgan Stanley	5.750%	1/25/21	2,250	2,309
	Morgan Stanley	3.875%	4/29/24	8,205	8,634
	Morgan Stanley	3.700%	10/23/24	6,138	6,485
[5]	Morgan Stanley	2.720%	7/22/25	8,670	8,769
	Morgan Stanley	4.000%	7/23/25	1,355	1,450
	Morgan Stanley	3.875%	1/27/26	8,295	8,875
	Morgan Stanley	3.625%	1/20/27	3,625	3,828
[5]	Morgan Stanley	4.431%	1/23/30	15,000	16,675
[5]	Morgan Stanley	3.622%	4/1/31	20,000	20,804
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,000	6,963

Institutional Intermediate-Term Bond Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,408
[8]	MUFG Bank Ltd.	2.850%	9/8/21	3,010	3,051
[8]	MUFG Bank Ltd.	3.750%	3/10/24	12,410	13,237
	MUFG Union Bank NA	2.100%	12/9/22	8,000	8,055
	PNC Bank NA	2.150%	4/29/21	2,294	2,332
	PNC Bank NA	2.550%	12/9/21	5,135	5,289
	PNC Bank NA	2.625%	2/17/22	3,980	4,116
	PNC Bank NA	2.700%	11/1/22	3,400	3,357
	PNC Bank NA	2.950%	2/23/25	11,263	10,718
	PNC Bank NA	3.250%	6/1/25	27	28
	PNC Bank NA	3.100%	10/25/27	13,067	13,458
	PNC Bank NA	3.250%	1/22/28	6,245	6,448
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,345
	PNC Financial Services Group Inc.	2.600%	7/23/26	3,820	3,868
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	4,174
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	11,598
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	4,844
	Royal Bank of Canada	3.700%	10/5/23	9,880	10,289
	Royal Bank of Canada	2.550%	7/16/24	14,025	14,273
	Royal Bank of Canada	2.250%	11/1/24	18,806	18,981
	Santander UK plc	3.400%	6/1/21	54,275	53,782
	State Street Corp.	4.375%	3/7/21	6,800	6,944
	State Street Corp.	3.550%	8/18/25	2,630	2,765
[5]	State Street Corp.	2.354%	11/1/25	2,400	2,331
[5,8]	State Street Corp.	2.901%	3/30/26	2,280	2,317
	State Street Corp.	2.400%	1/24/30	13,000	12,744
[5,8]	State Street Corp.	3.152%	3/30/31	2,750	2,826
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	3,470	3,465
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	9,575	9,652
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	15,991
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,970	7,218
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,250	10,727
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,750	7,953
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	42,620	42,537
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	10,000	9,902
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	10,000	10,004
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	1,449	1,431
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	6,290	6,483
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,500	1,567
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	1,009
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	13,546
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	2,000	1,984
	Svenska Handelsbanken AB	3.900%	11/20/23	13,650	13,362
	Toronto-Dominion Bank	3.500%	7/19/23	45,325	47,480
	Toronto-Dominion Bank	2.650%	6/12/24	3,434	3,510
[5]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,242
	Truist Bank	2.850%	4/1/21	1,525	1,528
	Truist Bank	2.450%	8/1/22	3,160	3,172
	Truist Bank	2.150%	12/6/24	6,900	6,806
	Truist Bank	1.500%	3/10/25	7,500	7,293
	Truist Financial Corp.	2.200%	3/16/23	3,000	3,011
	Truist Financial Corp.	3.750%	12/6/23	19,600	20,605
	Truist Financial Corp.	2.500%	8/1/24	25,469	24,970
[8]	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,470	5,475
[8]	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	24,139	23,845

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[8]	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,535	3,553
[5,8]	UBS Group Funding Switzerland AG	2.859%	8/15/23	26,640	26,610
[8]	UBS Group Funding Switzerland AG	4.125%	9/24/25	7,590	8,043
[8]	UBS Group Funding Switzerland AG	4.125%	4/15/26	1,500	1,478
	US Bancorp	2.350%	1/29/21	750	748
	US Bancorp	3.700%	1/30/24	4,235	4,461
	US Bancorp	3.375%	2/5/24	5,650	5,886
	US Bancorp	3.950%	11/17/25	10,450	11,242
	US Bancorp	3.150%	4/27/27	4,000	4,137
	US Bancorp	3.000%	7/30/29	3,000	3,158
	US Bank NA	1.950%	1/9/23	13,000	13,049
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,248
	Wells Fargo & Co.	2.625%	7/22/22	19,780	20,027
	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,539
	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,310
	Wells Fargo & Co.	3.000%	2/19/25	31,170	32,188
[5]	Wells Fargo & Co.	2.406%	10/30/25	24,968	24,625
[5]	Wells Fargo & Co.	2.164%	2/11/26	7,000	6,827
	Wells Fargo & Co.	3.000%	4/22/26	20,000	20,578
	Wells Fargo & Co.	3.000%	10/23/26	16,620	16,992
[5]	Wells Fargo & Co.	3.196%	6/17/27	7,100	7,313
[5]	Wells Fargo & Co.	3.584%	5/22/28	21,000	21,994
	Wells Fargo & Co.	4.150%	1/24/29	8,575	9,347
[5]	Wells Fargo & Co.	2.879%	10/30/30	18,700	18,537
[5]	Wells Fargo & Co.	2.572%	2/11/31	5,000	4,806
[5]	Wells Fargo & Co.	4.478%	4/4/31	4,000	4,521
	Wells Fargo Bank NA	3.550%	8/14/23	39,805	41,691
	Westpac Banking Corp.	2.100%	5/13/21	4,820	4,794
	Westpac Banking Corp.	2.000%	8/19/21	7,665	7,632
	Westpac Banking Corp.	2.750%	1/11/23	21,690	21,880
	Westpac Banking Corp.	3.300%	2/26/24	4,310	4,472
	Westpac Banking Corp.	2.350%	2/19/25	17,000	17,139
	Westpac Banking Corp.	3.350%	3/8/27	18,935	19,207
	Westpac Banking Corp.	2.650%	1/16/30	5,000	4,961

	Brokerage (0.4%)
	Ameriprise Financial Inc.	3.000%	3/22/22	1,875	1,896
	Ameriprise Financial Inc.	3.000%	4/2/25	5,000	4,979
	BlackRock Inc.	3.200%	3/15/27	1,545	1,611
	BlackRock Inc.	3.250%	4/30/29	3,750	3,935
	BlackRock Inc.	2.400%	4/30/30	15,150	15,109
	Charles Schwab Corp.	3.850%	5/21/25	17,155	18,526
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,323
	Charles Schwab Corp.	4.000%	2/1/29	8,980	9,485
	Charles Schwab Corp.	3.250%	5/22/29	9,035	9,253
	Charles Schwab Corp.	4.625%	3/22/30	5,000	5,552
	Intercontinental Exchange Inc.	4.000%	10/15/23	5,000	5,412
	Intercontinental Exchange Inc.	3.750%	9/21/28	1,900	2,021
	Invesco Finance plc	3.125%	11/30/22	5,203	5,207
	Invesco Finance plc	4.000%	1/30/24	4,000	4,093
	Invesco Finance plc	3.750%	1/15/26	1,897	1,975
	TD Ameritrade Holding Corp.	2.950%	4/1/22	10,571	10,571
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	3,811
	TD Ameritrade Holding Corp.	3.300%	4/1/27	4,574	4,630

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Insurance (0.7%)
	Aflac Inc.	3.600%	4/1/30	4,500	4,571
[8,9]	AIA Group Ltd.	3.375%	4/7/30	5,000	5,040
[8]	AIG Global Funding	2.700%	12/15/21	2,625	2,614
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	9,850	9,512
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,376	18,082
	Berkshire Hathaway Inc.	3.125%	3/15/26	8,187	8,745
	Chubb INA Holdings Inc.	2.700%	3/13/23	2,940	2,987
	Chubb INA Holdings Inc.	3.350%	5/15/24	4,390	4,587
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,545	1,611
	Chubb INA Holdings Inc.	3.350%	5/3/26	8,670	9,176
[8]	Jackson National Life Global Funding	3.300%	2/1/22	1,625	1,661
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,500	5,621
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,370	2,441
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	10,175
[8]	MassMutual Global Funding II	2.500%	10/17/22	950	946
[8]	MassMutual Global Funding II	2.750%	6/22/24	14,920	14,679
[8]	MassMutual Global Funding II	2.950%	1/11/25	2,500	2,552
[8]	Metropolitan Life Global Funding I	3.600%	1/11/24	7,390	7,672
[8]	Metropolitan Life Global Funding I	3.450%	12/18/26	4,660	4,897
	Progressive Corp.	3.200%	3/26/30	12,320	13,428
	UnitedHealth Group Inc.	2.875%	3/15/23	3,000	3,080
	UnitedHealth Group Inc.	3.500%	6/15/23	4,500	4,706
	UnitedHealth Group Inc.	3.500%	2/15/24	5,820	6,179
	UnitedHealth Group Inc.	2.375%	8/15/24	355	364
	UnitedHealth Group Inc.	3.750%	7/15/25	5,915	6,378
	UnitedHealth Group Inc.	3.450%	1/15/27	2,115	2,251
	UnitedHealth Group Inc.	3.375%	4/15/27	65	69
	UnitedHealth Group Inc.	2.950%	10/15/27	13,866	14,341
	UnitedHealth Group Inc.	3.875%	12/15/28	3,345	3,715
	UnitedHealth Group Inc.	2.875%	8/15/29	13,366	13,841

	Real Estate Investment Trusts (0.5%)
	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,948
	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,227
	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,767
	Camden Property Trust	4.875%	6/15/23	5,935	6,293
	Camden Property Trust	4.250%	1/15/24	1,738	1,758
	Camden Property Trust	3.500%	9/15/24	435	439
	ERP Operating LP	2.850%	11/1/26	6,140	6,126
	ERP Operating LP	4.150%	12/1/28	11,480	12,119
	ERP Operating LP	3.000%	7/1/29	8,120	7,952
	ERP Operating LP	2.500%	2/15/30	1,500	1,380
	Federal Realty Investment Trust	3.000%	8/1/22	9,455	9,606
	Federal Realty Investment Trust	2.750%	6/1/23	5,330	5,447
	Federal Realty Investment Trust	3.250%	7/15/27	6,335	6,303
	Prologis LP	2.125%	4/15/27	3,600	3,542
	Public Storage	3.385%	5/1/29	8,880	8,881
	Realty Income Corp.	4.125%	10/15/26	16,355	16,153
	Simon Property Group LP	3.750%	2/1/24	1,000	1,006
	Simon Property Group LP	3.500%	9/1/25	1,003	1,009
	Simon Property Group LP	3.300%	1/15/26	5,080	5,072
	Simon Property Group LP	3.375%	6/15/27	10,780	10,472

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Simon Property Group LP	3.375%	12/1/27	6,775	6,549
	Simon Property Group LP	2.450%	9/13/29	3,300	2,982
					3,334,939
Industrial (8.3%)
	Basic Industry (0.1%)
[8]	Air Liquide Finance SA	2.250%	9/27/23	25,555	25,273
	Airgas Inc.	2.900%	11/15/22	2,575	2,648
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	4,955	5,183

	Capital Goods (0.9%)
	3M Co.	2.000%	2/14/25	32,235	32,654
	Caterpillar Financial Services Corp.	2.850%	6/1/22	7,100	7,106
	Caterpillar Financial Services Corp.	2.400%	6/6/22	13,610	13,638
	Caterpillar Financial Services Corp.	3.750%	11/24/23	6,005	6,242
	Caterpillar Financial Services Corp.	2.150%	11/8/24	5,000	5,019
	Caterpillar Inc.	3.900%	5/27/21	1,613	1,650
	Caterpillar Inc.	2.600%	6/26/22	1,755	1,771
	Caterpillar Inc.	2.600%	9/19/29	12,000	11,671
	Deere & Co.	2.600%	6/8/22	5,825	5,904
	General Dynamics Corp.	3.000%	5/11/21	2,000	2,021
	General Dynamics Corp.	3.250%	4/1/25	2,640	2,784
	General Dynamics Corp.	3.500%	5/15/25	3,754	3,999
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,654
	General Dynamics Corp.	3.500%	4/1/27	7,645	8,216
	General Dynamics Corp.	2.625%	11/15/27	31,170	31,627
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,962
	Illinois Tool Works Inc.	2.650%	11/15/26	12,675	12,819
	John Deere Capital Corp.	2.750%	3/15/22	5,830	5,778
	John Deere Capital Corp.	2.950%	4/1/22	2,675	2,691
	John Deere Capital Corp.	2.650%	6/24/24	10,000	9,908
	John Deere Capital Corp.	2.250%	9/14/26	8,040	8,222
	Lockheed Martin Corp.	3.550%	1/15/26	22,804	24,497
	Precision Castparts Corp.	2.500%	1/15/23	15,000	15,076
[8]	Siemens Financieringsmaatschappij NV	2.700%	3/16/22	12,300	12,357
	Stanley Black & Decker Inc.	2.300%	3/15/30	19,315	18,798

	Communication (1.0%)
	America Movil SAB de CV	3.125%	7/16/22	1,160	1,171
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,700	2,008
	Comcast Corp.	3.125%	7/15/22	2,905	2,995
	Comcast Corp.	3.600%	3/1/24	9,390	10,054
	Comcast Corp.	3.700%	4/15/24	13,085	14,051
	Comcast Corp.	3.375%	2/15/25	29,805	31,809
	Comcast Corp.	3.375%	8/15/25	23,444	24,889
	Comcast Corp.	3.150%	2/15/28	28,825	29,790
	Comcast Corp.	4.150%	10/15/28	24,375	27,808
	Comcast Corp.	3.400%	4/1/30	11,500	12,415
	NBCUniversal Media LLC	2.875%	1/15/23	27,000	27,880
	S&P Global Inc.	4.400%	2/15/26	5,000	5,436
	S&P Global Inc.	2.500%	12/1/29	10,680	10,429
	Walt Disney Co.	1.750%	8/30/24	20,120	20,267
	Walt Disney Co.	3.350%	3/24/25	8,000	8,720
	Walt Disney Co.	3.375%	11/15/26	10,000	10,570

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Walt Disney Co.	3.700%	3/23/27	10,000	11,071
	Walt Disney Co.	2.000%	9/1/29	12,385	12,074

	Consumer Cyclical (1.3%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,550	1,634
	American Honda Finance Corp.	2.150%	9/10/24	15,000	14,644
	American Honda Finance Corp.	2.350%	1/8/27	25,000	23,649
[8]	BMW US Capital LLC	3.400%	8/13/21	14,100	14,025
	Costco Wholesale Corp.	2.750%	5/18/24	7,380	7,743
	Costco Wholesale Corp.	3.000%	5/18/27	9,225	10,006
	Home Depot Inc.	2.500%	4/15/27	5,000	5,096
	Home Depot Inc.	2.800%	9/14/27	8,000	8,290
	Home Depot Inc.	3.900%	12/6/28	10,000	11,155
	Home Depot Inc.	2.950%	6/15/29	21,000	21,760
	Mastercard Inc.	2.000%	3/3/25	40,000	40,856
	Mastercard Inc.	2.950%	11/21/26	6,000	6,389
	Mastercard Inc.	2.950%	6/1/29	11,000	11,749
	Target Corp.	3.375%	4/15/29	4,500	4,877
	Target Corp.	2.350%	2/15/30	10,000	10,140
	Target Corp.	2.650%	9/15/30	10,000	10,265
	TJX Cos. Inc.	2.500%	5/15/23	1,100	1,103
	TJX Cos. Inc.	2.250%	9/15/26	7,870	7,547
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	20,700
	Visa Inc.	3.150%	12/14/25	29,040	31,624
	Visa Inc.	1.900%	4/15/27	15,000	14,958
	Visa Inc.	2.050%	4/15/30	30,000	29,956
	Walmart Inc.	2.350%	12/15/22	1,165	1,200
	Walmart Inc.	3.400%	6/26/23	3,000	3,192
	Walmart Inc.	2.850%	7/8/24	2,800	2,908
	Walmart Inc.	3.700%	6/26/28	5,411	6,058
	Walmart Inc.	3.250%	7/8/29	16,952	18,635

	Consumer Noncyclical (2.0%)
	Abbott Laboratories	2.950%	3/15/25	13,405	13,892
[8]	Bristol-Myers Squibb Co.	2.550%	5/14/21	25,000	25,275
[8]	Bristol-Myers Squibb Co.	2.900%	7/26/24	6,500	6,823
[8]	Bristol-Myers Squibb Co.	3.200%	6/15/26	31,790	33,936
[8]	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,949	11,116
[8]	Bristol-Myers Squibb Co.	3.400%	7/26/29	31,395	34,538
	Brown-Forman Corp.	2.250%	1/15/23	5,000	5,045
	Coca-Cola Co.	1.750%	9/6/24	8,000	8,141
	Eli Lilly & Co.	2.750%	6/1/25	3,771	3,923
	Eli Lilly & Co.	3.375%	3/15/29	8,803	9,724
	Estee Lauder Cos. Inc.	2.375%	12/1/29	10,000	9,726
	Gilead Sciences Inc.	2.500%	9/1/23	1,600	1,621
	Gilead Sciences Inc.	3.700%	4/1/24	17,810	18,777
	Gilead Sciences Inc.	3.500%	2/1/25	19,025	20,344
	Gilead Sciences Inc.	3.650%	3/1/26	16,423	17,895
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,500	2,783
	GlaxoSmithKline Capital plc	3.000%	6/1/24	12,000	12,473
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25,000	27,235
	Hershey Co.	2.050%	11/15/24	5,000	4,976
	Hershey Co.	2.450%	11/15/29	10,000	9,850
	Johnson & Johnson	2.950%	3/3/27	2,385	2,579

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Johnson & Johnson	2.900%	1/15/28	2,000	2,176
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,235	1,267
	Kaiser Foundation Hospitals	3.150%	5/1/27	965	997
	Kimberly-Clark Corp.	3.625%	8/1/20	700	705
	Medtronic Inc.	3.500%	3/15/25	25,808	27,803
	Merck & Co. Inc.	2.750%	2/10/25	2,000	2,111
	Merck & Co. Inc.	3.400%	3/7/29	25,000	27,656
	Mercy Health	4.302%	7/1/28	7,000	7,927
	Novartis Capital Corp.	2.000%	2/14/27	15,000	15,007
	Novartis Capital Corp.	2.200%	8/14/30	39,962	41,129
	PepsiCo Inc.	2.850%	2/24/26	6,674	7,049
	PepsiCo Inc.	2.375%	10/6/26	2,500	2,601
	PepsiCo Inc.	2.625%	3/19/27	14,500	15,173
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,792
	Pfizer Inc.	2.750%	6/3/26	3,050	3,202
	Pfizer Inc.	3.000%	12/15/26	16,817	17,945
	Pfizer Inc.	3.450%	3/15/29	13,000	14,389
	Pfizer Inc.	2.625%	4/1/30	8,500	8,891
	Philip Morris International Inc.	3.125%	8/17/27	5,000	5,011
	Procter & Gamble Co.	2.850%	8/11/27	2,000	2,161
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	300	316
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,863
[8]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,150	1,137
[8]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	4,948
[8]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	25,000	25,333
[8]	Roche Holdings Inc.	2.625%	5/15/26	2,000	2,075
	Sanofi	4.000%	3/29/21	7,000	7,146
	SSM Health Care Corp.	3.688%	6/1/23	13,650	13,163
	Unilever Capital Corp.	2.125%	9/6/29	9,500	9,202

	Energy (1.1%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	8,875	8,134
	BP Capital Markets America Inc.	4.500%	10/1/20	3,575	3,626
	BP Capital Markets America Inc.	4.742%	3/11/21	915	920
	BP Capital Markets America Inc.	3.245%	5/6/22	10,875	10,925
	BP Capital Markets America Inc.	2.750%	5/10/23	10,080	9,987
	BP Capital Markets America Inc.	3.790%	2/6/24	5,950	6,094
	BP Capital Markets America Inc.	3.224%	4/14/24	8,400	8,499
	BP Capital Markets America Inc.	3.796%	9/21/25	8,000	8,256
	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	19,607
	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,611
	BP Capital Markets plc	3.561%	11/1/21	2,387	2,403
	BP Capital Markets plc	3.062%	3/17/22	4,000	4,004
	BP Capital Markets plc	3.994%	9/26/23	1,000	1,029
	BP Capital Markets plc	3.814%	2/10/24	35,250	36,150
	BP Capital Markets plc	3.535%	11/4/24	8,740	8,974
	BP Capital Markets plc	3.506%	3/17/25	8,000	8,225
	BP Capital Markets plc	3.279%	9/19/27	7,530	7,577
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,161
	ConocoPhillips Co.	4.950%	3/15/26	17,605	18,622
	EOG Resources Inc.	3.150%	4/1/25	10,555	10,291
	Exxon Mobil Corp.	2.275%	8/16/26	10,000	9,991
	Shell International Finance BV	3.250%	5/11/25	23,255	24,379

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Shell International Finance BV	2.875%	5/10/26	7,445	7,671
	Shell International Finance BV	2.375%	11/7/29	29,195	28,775
	Total Capital Canada Ltd.	2.750%	7/15/23	3,699	3,632
	Total Capital International SA	2.875%	2/17/22	860	861
	Total Capital International SA	3.700%	1/15/24	5,830	6,053
	Total Capital International SA	2.434%	1/10/25	11,830	11,805
	Total Capital International SA	3.455%	2/19/29	1,395	1,472
	Total Capital International SA	2.829%	1/10/30	21,490	21,713
	Total Capital SA	4.125%	1/28/21	895	899

	Technology (1.7%)
	Adobe Inc.	2.150%	2/1/27	25,000	25,816
	Apple Inc.	3.000%	2/9/24	11,675	12,287
	Apple Inc.	3.450%	5/6/24	6,000	6,474
	Apple Inc.	2.850%	5/11/24	9,045	9,565
	Apple Inc.	2.750%	1/13/25	10,240	10,829
	Apple Inc.	2.500%	2/9/25	3,430	3,611
	Apple Inc.	3.200%	5/13/25	5,635	6,119
	Apple Inc.	3.250%	2/23/26	13,092	14,243
	Apple Inc.	2.450%	8/4/26	7,245	7,600
	Apple Inc.	3.350%	2/9/27	13,158	14,373
	Apple Inc.	2.900%	9/12/27	20,825	22,238
	Apple Inc.	3.000%	11/13/27	4,000	4,314
	Intel Corp.	3.400%	3/25/25	15,000	16,366
	Intel Corp.	3.700%	7/29/25	10,000	10,791
	Intel Corp.	2.600%	5/19/26	4,615	4,714
	Intel Corp.	2.450%	11/15/29	21,350	21,796
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,672
	International Business Machines Corp.	3.300%	5/15/26	51,085	54,783
	International Business Machines Corp.	3.500%	5/15/29	19,985	21,708
	Microsoft Corp.	2.875%	2/6/24	19,090	20,352
	Microsoft Corp.	2.700%	2/12/25	1,175	1,268
	Microsoft Corp.	3.125%	11/3/25	3,365	3,681
	Microsoft Corp.	2.400%	8/8/26	20,595	21,881
	Microsoft Corp.	3.300%	2/6/27	14,000	15,524
	Oracle Corp.	2.500%	5/15/22	9,010	9,160
	Oracle Corp.	2.400%	9/15/23	750	766
	Oracle Corp.	3.400%	7/8/24	10,000	10,692
	Oracle Corp.	2.950%	11/15/24	21,704	22,922
	Oracle Corp.	2.950%	5/15/25	5,140	5,318
	Oracle Corp.	2.650%	7/15/26	5,115	5,246
	Oracle Corp.	3.250%	11/15/27	14,885	15,349
	QUALCOMM Inc.	2.600%	1/30/23	4,815	4,930
	QUALCOMM Inc.	2.900%	5/20/24	27,920	28,802
	QUALCOMM Inc.	3.450%	5/20/25	5,000	5,353
	QUALCOMM Inc.	3.250%	5/20/27	10,570	11,142
	Texas Instruments Inc.	2.625%	5/15/24	3,980	4,092
	Texas Instruments Inc.	1.375%	3/12/25	510	504

	Transportation (0.2%)
[5]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	392	391
[5]	CSX Transportation Inc.	6.251%	1/15/23	1,080	1,162

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	2,225	2,339
[5]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	16,022	14,100
[5]	Spirit Airlines Pass Through Trust 2017-1A	3.650%	2/15/30	13,735	14,388
[5]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	1,117	1,167
	United Parcel Service Inc.	2.800%	11/15/24	5,000	5,195
	United Parcel Service Inc.	3.400%	3/15/29	5,000	5,260
					2,242,240
Utilities (1.8%)
	Electric (1.8%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	8,412
	Ameren Illinois Co.	2.700%	9/1/22	2,047	2,043
	Arizona Public Service Co.	2.600%	8/15/29	5,575	5,358
	Baltimore Gas & Electric Co.	2.800%	8/15/22	950	958
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,455	4,481
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,200	16,898
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,975	9,242
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,460	1,381
	Commonwealth Edison Co.	3.400%	9/1/21	9,800	9,832
	Commonwealth Edison Co.	2.550%	6/15/26	3,480	3,441
	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	22,472
	DTE Electric Co.	2.650%	6/15/22	10,112	10,094
	DTE Electric Co.	2.250%	3/1/30	9,293	8,985
[9]	DTE Electric Co.	2.625%	3/1/31	16,500	16,472
	Duke Energy Carolinas LLC	3.350%	5/15/22	6,205	6,355
	Duke Energy Carolinas LLC	2.950%	12/1/26	7,000	7,204
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	7,329
	Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,377
	Duke Energy Florida LLC	3.200%	1/15/27	13,252	13,750
	Duke Energy Florida LLC	3.800%	7/15/28	7,415	7,962
	Duke Energy Florida LLC	2.500%	12/1/29	25,000	24,772
	Duke Energy Progress LLC	3.250%	8/15/25	640	675
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	12,826
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,633
	Entergy Arkansas Inc.	3.700%	6/1/24	6,213	6,496
	Entergy Arkansas Inc.	3.500%	4/1/26	10,288	10,722
	Entergy Louisiana LLC	3.300%	12/1/22	1,450	1,467
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,467
	Entergy Louisiana LLC	3.120%	9/1/27	15,550	15,899
	Florida Power & Light Co.	2.850%	4/1/25	8,530	8,963
	Georgia Power Co.	2.400%	4/1/21	9,510	9,541
	Georgia Power Co.	2.850%	5/15/22	1,820	1,809
	MidAmerican Energy Co.	3.100%	5/1/27	1,975	2,027
	MidAmerican Energy Co.	3.650%	4/15/29	2,325	2,501
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,375	3,363
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	3,975	4,019
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	330	335
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,355	7,622

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	12,935	13,633
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	12,580	11,898
	Nevada Power Co.	2.400%	5/1/30	8,360	8,095
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	20,000	20,225
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,080	3,138
[8]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	10,000	10,310
	PacifiCorp	3.500%	6/15/29	27,904	29,255
	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,975
	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,524
	Public Service Electric & Gas Co.	3.700%	5/1/28	1,275	1,372
	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	7,484
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	15,162
	Union Electric Co.	2.950%	6/15/27	1,177	1,201
	Union Electric Co.	2.950%	3/15/30	15,000	15,710
	Virginia Electric & Power Co.	2.950%	1/15/22	8,540	8,584
	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,472
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,791
	Virginia Electric & Power Co.	3.100%	5/15/25	1,510	1,592
	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,903
	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	10,641
	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,555
	Westar Energy Inc.	2.550%	7/1/26	13,385	13,701

	Natural Gas (0.0%)
	Atmos Energy Corp.	3.000%	6/15/27	2,835	2,892
					486,296
Total Corporate Bonds (Cost $5,955,041)					6,063,475
Sovereign Bonds (4.4%)
[8]	Avi Funding Co. Ltd.	2.850%	9/16/20	10,950	11,017
[8]	Banco del Estado de Chile	2.668%	1/8/21	1,175	1,163
[8]	Banco del Estado de Chile	2.704%	1/9/25	9,000	9,170
[8]	Bermuda	4.138%	1/3/23	2,700	2,699
	Bermuda	4.138%	1/3/23	1,150	1,144
	Bermuda	4.854%	2/6/24	6,751	6,814
[8]	Bermuda	4.854%	2/6/24	3,206	3,228
[8]	BNG Bank NV	2.125%	12/14/20	13,001	13,105
[8]	BNG Bank NV	1.500%	10/16/24	25,000	25,762
[8]	CDP Financial Inc.	3.150%	7/24/24	1,519	1,655
	CDP Financial Inc.	3.150%	7/24/24	20,000	21,836
	CNOOC Curtis Funding No. 1 Pty Ltd.	4.500%	10/3/23	600	641
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	5,000	5,104
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	2,294	2,294
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	30,069	31,338
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	6,895	7,225
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	24,510	26,119
[8]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,032
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	2,382	2,470
	Corp. Andina de Fomento	2.200%	7/18/20	4,375	4,387
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,666
[8]	CPPIB Capital Inc.	2.250%	1/25/22	58,500	60,202

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[8,10]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,910
[10]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	9,357
[8,11]	Dexia Credit Local SA	1.875%	9/15/21	15,000	15,269
[8]	Dexia Credit Local SA	2.375%	9/20/22	16,910	17,216
[8]	Dexia Credit Local SA	3.250%	9/26/23	70,000	75,469
[8]	Electricite de France SA	2.350%	10/13/20	1,825	1,825
[8]	Emirate of Abu Dhabi	2.125%	9/30/24	34,200	33,796
	Equinor ASA	3.150%	1/23/22	8,000	8,137
	Equinor ASA	2.450%	1/17/23	3,350	3,398
	Equinor ASA	3.700%	3/1/24	7,000	7,211
	Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,855
	Export-Import Bank of Korea	2.500%	5/10/21	5,000	5,048
	Export-Import Bank of Korea	1.875%	10/21/21	10,000	10,034
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,065
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	18,328
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	10,657
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	2,070
[8]	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,561
	Hydro-Quebec	8.050%	7/7/24	470	602
	IDB Trust Services Ltd.	2.393%	4/12/22	25,624	25,962
[10]	Japan Bank for International Cooperation	2.125%	7/21/20	11,000	11,027
[10]	Japan Bank for International Cooperation	2.125%	11/16/20	27,100	27,308
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,852
[10]	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	21,236
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,500	6,423
	Korea Development Bank	2.500%	1/13/21	6,000	6,036
	Korea Development Bank	4.625%	11/16/21	605	636
	Korea Development Bank	3.375%	3/12/23	30,000	31,387
	Korea Development Bank	2.125%	10/1/24	33,000	33,301
[7]	Korea Development Bank,3M USD LIBOR + 0.675%	1.727%	9/19/20	8,850	8,854
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	9,984	10,376
[12]	KSA Sukuk Ltd.	3.628%	4/20/27	7,930	8,055
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	536
	MDGH - GMTN BV	2.750%	5/11/23	5,000	4,914
	MDGH - GMTN BV	2.500%	11/7/24	624	602
[8]	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	20,096	20,860
[8]	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	7,590
[8]	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	29,421
[8]	Province of Alberta	1.750%	8/26/20	1,650	1,656
	Province of Manitoba	2.100%	9/6/22	2,100	2,167
	Province of Ontario	4.400%	4/14/20	24,595	24,626
	Province of Quebec	2.750%	8/25/21	10,150	10,429
	Province of Quebec	2.375%	1/31/22	15,700	16,097
	Province of Quebec	7.500%	7/15/23	2,065	2,503
	Province of Quebec	7.125%	2/9/24	2,674	3,308
	Province of Quebec	2.750%	4/12/27	4,730	5,212
[5,8]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	67	67
	Republic of Chile	3.250%	9/14/21	7,150	7,147
	Republic of Chile	3.125%	1/21/26	8,000	8,243
[5]	Republic of Chile	3.240%	2/6/28	5,116	5,278

Institutional Intermediate-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Republic of Latvia	5.250%	6/16/21	2,000	2,078
	Republic of Lithuania	6.125%	3/9/21	58,266	60,114
	Republic of Lithuania	6.625%	2/1/22	16,800	18,116
	Republic of Poland	5.125%	4/21/21	10,910	11,278
	Republic of Poland	5.000%	3/23/22	30,837	32,909
	Republic of Poland	3.000%	3/17/23	1,921	1,980
	Republic of Poland	4.000%	1/22/24	10,000	10,788
	Republic of Slovenia	5.500%	10/26/22	3,385	3,670
	Republic of Slovenia	5.250%	2/18/24	18,841	21,107
[8]	SABIC Capital II BV	4.000%	10/10/23	17,612	17,450
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	946
	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	288	311
	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	6,000	6,000
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	304	316
[8]	Sinopec Group Overseas Development 2017 Ltd.	2.375%	4/12/20	9,000	9,003
	Slovak Republic	4.375%	5/21/22	706	741
[8]	Slovak Republic	4.375%	5/21/22	2,500	2,621
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	816
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	12,340	12,454
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	7,920	8,473
	State of Israel	2.750%	7/3/30	50,000	50,000
	State of Kuwait	2.750%	3/20/22	4,740	4,760
	State of Kuwait	3.500%	3/20/27	4,800	4,967
	State of Qatar	4.500%	1/20/22	29,000	29,771
	State of Qatar	3.875%	4/23/23	2,501	2,571
	State of Qatar	3.375%	3/14/24	13,781	14,023
	State of Qatar	4.500%	4/23/28	1,316	1,444
	State of Qatar	4.000%	3/14/29	4,305	4,606
[8]	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	2,042
[8]	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	23,128
Total Sovereign Bonds (Cost $1,166,349)					1,200,471
Taxable Municipal Bonds (0.3%)
	California GO	2.650%	4/1/26	50,000	52,238
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,421
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	2,250	2,248
	New York City NY GO	3.750%	6/1/28	1,020	1,037
	New York City NY GO	2.330%	10/1/29	5,000	4,853
	Regents of the University of California Revenue	3.063%	7/1/25	3,430	3,677
	Texas GO	2.531%	10/1/23	480	501
[13]	Wisconsin GO	5.700%	5/1/26	2,905	3,296
Total Taxable Municipal Bonds (Cost $67,516)					69,271

Institutional Intermediate-Term Bond Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (4.2%)
Money Market Fund (4.2%)
[14] Vanguard Market Liquidity Fund
(Cost $1,143,711)	0.943%	11,438,533	1,142,480
Total Investments (99.9%) (Cost $26,286,726)			26,893,146

			Face
		Maturity	Amount
		Date	($000)
Conventional Mortgage-Backed Securities—Liabilities for Sale Commitments (-0.8%)
[4,5,6] UMBS Pool (Proceeds $230,333)	3.000%	2/1/49–5/1/50	(216,247)	(225,017)
Other Assets and Other Liabilities—Net (0.9%)				252,047
Net Assets (100%)				26,920,176

Cost rounded to $000.

•  See Note A in Notes to Financial Statements.

§  Security value determined using significant unobservable inputs.

1	Securities with a value of $31,022,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $7,740,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $35,952,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2020.
7	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $1,810,052,000, representing 7.3% of net assets.
9	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2020.
10	Guaranteed by the Government of Japan.
11	Guaranteed by multiple countries.
12	Guaranteed by the Kingdom of Saudi Arabia.
13	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

Institutional Intermediate-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
5-Year U.S. Treasury Note	June 2020	11,570		1,450,408	13,228
10-Year U.S. Treasury Note	June 2020	7,561		1,048,616	31,725
2-Year U.S. Treasury Note	June 2020	2,727		600,984	272
30-Year U.S. Treasury Bond	June 2020	206		36,887	(131)
					45,094

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	(2,929)		(457,016)	(6,654)
					38,440

Over-the-Counter Credit Default Swaps
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Received )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Sold/
Moody’s Rating
America Movil/
A3	6/20/23	BARC	6,200	1.000		(186)	(72)	—	(114)
Federation of
Malaysia/A3	6/20/25	BNPSW	14,250	1.000		(127)	(349)	222	—
						(313)	(421)	222	(114)

Credit Protection Purchased
State of Qatar	6/20/22	BOANA	4,080	(1.000)		(18)	22	—	(40)
State of Qatar	6/20/22	CITNA	7,920	(1.000)		(35)	41	—	(76)
Wells Fargo
& Co.	9/20/20	BOANA	3,740	(1.000)		(6)	(7)	1	—
						(59)	56	1	(116)
						(372)	(365)	223	(230)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank N.A.

Institutional Intermediate-Term Bond Fund

Centrally Cleared Interest Rate Swaps

			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future	Notional	Received		Received			Appreciation
	Effective	Amount	(Paid	)[2]	(Paid	)[3]	Value	(Depreciation )
Termination Date	Date	($000)	(%	)	(%	)	($000)	($000)
6/17/21	6/17/20[1]	83,407	1.250		(0.000)		728	25
6/17/22	6/17/20[1]	164,790	(1.000)		0.000		(2,147)	(293)
6/19/23	6/17/20[1]	92,541	(1.000)		0.000		(1,733)	(359)
6/17/24	6/17/20[1]	71,902	(1.000)		0.000		(1,641)	(510)
6/17/25	6/17/20[1]	72,966	(1.250)		0.000		(2,777)	(690)
6/17/27	6/17/20[1]	28,351	(1.250)		0.000		(1,291)	(323)
							(8,861)	(2,150)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2 Fixed interest payment received/paid semiannually.

3 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Statement of Assets and Liabilities

As of March 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $25,143,015)	25,750,666
Affiliated Issuers (Cost $1,143,711)	1,142,480
Total Investments in Securities	26,893,146
Cash	35,079
Investment in Vanguard	1,116
Receivables for Investment Securities Sold	6,011,601
Receivables for Accrued Income	110,186
Receivables for Capital Shares Issued	128,026
Swap Premiums Paid	63
Variation Margin Receivable—Futures Contracts	2,804
Variation Margin Receivable—Centrally Cleared Swap Contracts	94
Unrealized Appreciation—Over-the-Counter Swap Contracts	223
Total Assets	33,182,338
Liabilities
Payables for Investment Securities Purchased	6,031,827
Payables to Vanguard	1,024
Liability for Sale Commitments, at Value (Proceeds $230,333)	225,017
Swap Premiums Received	428
Variation Margin Payable—Futures Contracts	3,413
Variation Margin Payable—Centrally Cleared Swap Contracts	223
Unrealized Depreciation—Over-the-Counter Swap Contracts	230
Total Liabilities	6,262,162
Net Assets	26,920,176

At March 31, 2020, net assets consisted of:

Paid-in Capital	26,192,981
Total Distributable Earnings (Loss)	727,195
Net Assets	26,920,176

Net Assets
Applicable to 1,128,541,919 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,920,176
Net Asset Value Per Share	$23.85

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Statement of Operations

Six Months Ended
March 31, 2020
($000)
Investment Income
Income
Interest[1]	295,158
Total Income	295,158
Expenses
The Vanguard Group—Note B
Investment Advisory Services	378
Management and Administrative	1,809
Marketing and Distribution	144
Custodian Fees	68
Trustees’ Fees and Expenses	6
Total Expenses	2,405
Net Investment Income	292,753
Realized Net Gain (Loss)
Investment Securities Sold[1]	93,347
Futures Contracts	89,592
Swap Contracts	(13,960)
Realized Net Gain (Loss)	168,979
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	222,431
Futures Contracts	38,303
Swap Contracts	440
Change in Unrealized Appreciation (Depreciation)	261,174
Net Increase (Decrease) in Net Assets Resulting from Operations	722,906

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,956,000, $81,000, and ($1,262,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	292,753	521,184
Realized Net Gain (Loss)	168,979	101,880
Change in Unrealized Appreciation (Depreciation)	261,174	722,740
Net Increase (Decrease) in Net Assets Resulting from Operations	722,906	1,345,804
Distributions[1]
Total Distributions	(295,397)	(520,840)
Capital Share Transactions
Issued	4,583,710	4,088,563
Issued in Lieu of Cash Distributions	295,397	520,840
Redeemed	(292,152)	(55,172)
Net Increase (Decrease) from Capital Share Transactions	4,586,955	4,554,231
Total Increase (Decrease)	5,014,464	5,379,195
Net Assets
Beginning of Period	21,905,712	16,526,517
End of Period	26,920,176	21,905,712

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Financial Highlights

	Six Months					June 19,
	Ended		Year Ended September 30,			2015[1] to
For a Share Outstanding	March 31,					Sept. 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.43	$22.39	$23.12	$23.79	$23.46	$23.36
Investment Operations
Net Investment Income	.287[2]	.656[2]	.561[2]	.462[2]	.473	.126
Net Realized and Unrealized Gain (Loss) on Investments	.418	1.034	(.736)	(.470)	.383	.101
Total from Investment Operations	.705	1.690	(.175)	(.008)	.856	.227
Distributions
Dividends from Net Investment Income	(.285)	(.650)	(.555)	(.454)	(.473)	(.127)
Distributions from Realized Capital Gains	—	—	—	(.208)	(.053)	—
Total Distributions	(.285)	(.650)	(.555)	(.662)	(.526)	(.127)
Net Asset Value, End of Period	$23.85	$23.43	$22.39	$23.12	$23.79	$23.46

Total Return	3.03%	7.66%	-0.75%	0.01%	3.70%	0.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,920	$21,906	$16,527	$14,106	$9,821	$8,035
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	2.44%	2.86%	2.48%	1.99%	2.02%	1.92%[3]
Portfolio Turnover Rate[4]	287%	323%	182%	253%	251%	45%
The expense ratio and net investment income ratio for the current period have been annualized.

1 Commencement of operations as a registered investment company.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Includes 25%, 46%, 67%, 111%, 67%, and 12% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Notes to Financial Statements

Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Institutional Intermediate-Term Bond Fund

During the six months ended March 31, 2020, the fund’s average investments in long and short futures contracts represented 15% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold,

Institutional Intermediate-Term Bond Fund

or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended March 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased each represented less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2020, counterparties had deposited in segregated accounts securities with a value of $2,780,000 and cash of $22,372,000 in connection with TBA transactions.

Institutional Intermediate-Term Bond Fund

5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2019), and for the period ended March 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

Institutional Intermediate-Term Bond Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2020, the fund did not utilize the credit facility or the Interfund Lending Program.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,116,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Intermediate-Term Bond Fund

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	14,776,564	—	14,776,564
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,638,685	2,200	3,640,885
Corporate Bonds	—	6,063,475	—	6,063,475
Sovereign Bonds	—	1,200,471	—	1,200,471
Taxable Municipal Bonds	—	69,271	—	69,271
Temporary Cash Investments	1,142,480	—	—	1,142,480
Total	1,142,480	25,748,466	2,200	26,893,146
Liabilities
Conventional Mortgage-Backed Securities—Liabilities for Sale Commitments	—	225,017	—	225,017
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,804	—	—	2,804
Swap Contracts	94[1]	223	—	317
Total	2,898	223	—	3,121
Liabilities
Futures Contracts[1]	3,413	—	—	3,413
Swap Contracts	223[1]	230	—	453
Total	3,636	230	—	3,866

1 Represents variation margin on the last day of the reporting period.

Institutional Intermediate-Term Bond Fund

D. At March 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Interest Rate		Credit
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Swap Premiums Paid	—	63	63
Variation Margin Receivable—Futures Contracts	2,804	—	2,804
Variation Margin Receivable—Centrally Cleared Swap Contracts	94	—	94
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	223	223
Total	2,898	286	3,184

Swap Premiums Received	—	428	428
Variation Margin Payable—Futures Contracts	3,413	—	3,413
Variation Margin Payable—Centrally Cleared Swap Contracts	223	—	223
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	230	230
Total	3,636	658	4,294

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2020, were:

Interest Rate		Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	89,592	—	89,592
Swap Contracts	(14,296)	336	(13,960)
Realized Net Gain (Loss) on Derivatives	75,296	336	75,632

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	38,303	—	38,303
Swap Contracts	186	254	440
Change in Unrealized Appreciation (Depreciation) on Derivatives	38,489	254	38,743

E. As of March 31, 2020, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,056,029
Gross Unrealized Appreciation	850,879
Gross Unrealized Depreciation	(202,860)
Net Unrealized Appreciation (Depreciation)	648,019

Institutional Intermediate-Term Bond Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2019, the fund had available capital losses totaling $87,498,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended March 31, 2020, the fund purchased $4,051,199,000 of investment securities and sold $2,116,268,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $62,339,574,000 and $59,743,972,000, respectively.

G.	Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	Shares	Shares
	(000)	(000)
Issued	193,641	176,418
Issued in Lieu of Cash Distributions	12,521	22,728
Redeemed	(12,432)	(2,385)
Net Increase (Decrease) in Shares Outstanding	193,730	196,761

H. Management has determined that no events or transactions occurred subsequent to March 31, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2015, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q4722 052020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 18, 2020

VANGUARD MALVERN FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: May 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.